Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.7%)
Banks (24.2%):
Bridgewater Bancshares, Inc.(a) ............................................ 38,000 $ 528
Business First Bancshares, Inc. ............................................. 22,700 553
Central Pacific Financial Corp. ............................................. 11,800 319
Civista Bancshares, Inc. .................................................. 24,892 486
Community West Bancshares .............................................. 30,900 571
ConnectOne Bancorp, Inc. ................................................ 29,300 712
Dime Community Bancshares, Inc. .......................................... 23,910 667
Financial Institutions, Inc. ................................................. 20,375 509
First Internet Bancorp .................................................... 15,750 422
First Mid Bancshares, Inc. ................................................ 19,200 670
German American Bancorp, Inc. ............................................ 15,800 593
HarborOne Bancorp, Inc. ................................................. 48,500 503
Heritage Commerce Corp. ................................................ 70,000 666
Horizon Bancorp, Inc. ................................................... 36,300 547
Independent Bank Corp. .................................................. 16,300 502
Mercantile Bank Corp. ................................................... 9,466 411
Origin Bancorp, Inc. ..................................................... 22,175 769
Peapack-Gladstone Financial Corp. .......................................... 20,500 582
Peoples Bancorp, Inc. .................................................... 23,000 682
Primis Financial Corp. ................................................... 51,000 498
QCR Holdings, Inc. ..................................................... 8,990 641
SmartFinancial, Inc. ..................................................... 18,600 578
Southern Missouri Bancorp, Inc. ............................................ 11,200 583
Univest Financial Corp. .................................................. 16,100 457
Washington Trust Bancorp, Inc. ............................................. 17,175 530
13,979
Capital Markets (1.0%):
Diamond Hill Investment Group, Inc. ........................................ 4,010 573
Communication Services (3.4%):
Clear Channel Outdoor Holdings, Inc.(a) ...................................... 382,000 424
IMAX Corp.(a) ........................................................ 22,300 587
PubMatic, Inc., Class A(a) ................................................ 33,000 302
The Marcus Corp. ...................................................... 40,500 676
1,989
Consumer Discretionary (12.0%):
BJ's Restaurants, Inc.(a) .................................................. 17,150 588
Caleres, Inc. .......................................................... 22,848 394
European Wax Center, Inc., Class A(a) ........................................ 60,224 238
G-III Apparel Group Ltd.(a) ............................................... 12,404 339
Golden Entertainment, Inc. ................................................ 17,000 449
Jack in the Box, Inc. ..................................................... 9,600 261
Latham Group, Inc.(a) ................................................... 82,500 530
Lindblad Expeditions Holdings, Inc.(a) ....................................... 53,000 491
MarineMax, Inc.(a) ..................................................... 16,700 359
MasterCraft Boat Holdings, Inc.(a) .......................................... 17,810 307
Motorcar Parts of America, Inc.(a) ........................................... 55,700 529
National Vision Holdings, Inc.(a) ............................................ 35,700 456
Portillo's, Inc., Class A(a)(b) ............................................... 39,640 471
Potbelly Corp.(a) ....................................................... 40,900 389
Sally Beauty Holdings, Inc.(a) .............................................. 36,200 327
Universal Electronics, Inc.(a) .............................................. 32,800 201
Wolverine World Wide, Inc. ............................................... 25,619 356
Zumiez, Inc.(a) ........................................................ 18,600 277
6,962
Consumer Finance (1.0%):
EZCORP, Inc., Class A(a) ................................................. 38,750 570
Consumer Staples (0.7%):
The Honest Co., Inc.(a) ................................................... 81,400 382

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Energy (3.5%):
Ardmore Shipping Corp. .................................................. 31,569 $ 309
Berry Corp. ........................................................... 98,800 317
Infinity Natural Resources, Inc., Class A(a) .................................... 11,188 210
ProPetro Holding Corp.(a) ................................................ 60,000 441
Riley Exploration Permian, Inc. ............................................. 15,800 461
Vital Energy, Inc.(a) ..................................................... 14,800 314
2,052
Financial Services (1.1%):
I3 Verticals, Inc., Class A(a) ............................................... 25,659 633
Health Care (6.4%):
Artivion, Inc.(a) ........................................................ 28,300 696
Brookdale Senior Living, Inc.(a) ............................................ 126,500 792
Collegium Pharmaceutical, Inc.(a) ........................................... 15,200 454
HealthStream, Inc. ...................................................... 20,600 663
MiMedx Group, Inc.(a) ................................................... 66,000 501
Orthofix Medical, Inc.(a) ................................................. 36,637 597
3,703
Industrials (18.8%):
BlueLinx Holdings, Inc.(a) ................................................ 7,175 538
Covenant Logistics Group, Inc. ............................................. 18,785 417
CRA International, Inc. ................................................... 2,020 350
Douglas Dynamics, Inc. .................................................. 16,500 383
Ducommun, Inc.(a) ..................................................... 10,085 585
DXP Enterprises, Inc.(a) .................................................. 6,475 533
Enviri Corp.(a) ......................................................... 80,800 537
Great Lakes Dredge & Dock Corp.(a) ........................................ 64,000 557
IBEX Holdings Ltd.(a) ................................................... 24,525 597
Insteel Industries, Inc. .................................................... 18,900 497
Interface, Inc. ......................................................... 35,200 698
Kelly Services, Inc., Class A ............................................... 22,675 299
Liquidity Services, Inc.(a) ................................................. 16,700 518
Matrix Service Co.(a) .................................................... 39,000 485
Pangaea Logistics Solutions Ltd. ............................................ 72,400 344
Park Aerospace Corp. .................................................... 30,400 409
Park-Ohio Holdings Corp. ................................................ 14,250 308
Quanex Building Products Corp. ............................................ 27,000 502
Thermon Group Holdings, Inc.(a) ........................................... 23,650 659
Titan Machinery, Inc.(a) .................................................. 33,350 568
VSE Corp. ............................................................ 3,420 410
Willdan Group, Inc.(a) ................................................... 16,200 660
10,854
Information Technology (11.4%):
ADTRAN Holdings, Inc.(a) ............................................... 57,250 499
Bel Fuse, Inc., Class B ................................................... 7,000 524
Benchmark Electronics, Inc. ............................................... 8,400 320
Cohu, Inc.(a) .......................................................... 17,199 253
Digi International, Inc.(a) ................................................. 22,125 616
Harmonic, Inc.(a) ....................................................... 11,362 109
Ichor Holdings Ltd.(a) ................................................... 21,400 484
Kimball Electronics, Inc.(a) ............................................... 33,131 545
MaxLinear, Inc.(a) ...................................................... 21,197 230
nLight, Inc.(a) ......................................................... 64,000 497
OneSpan, Inc. ......................................................... 30,200 461
PDF Solutions, Inc.(a) ................................................... 16,000 306
Ribbon Communications, Inc.(a) ............................................ 184,000 721
SkyWater Technology, Inc.(a) .............................................. 30,100 213
Veeco Instruments, Inc.(a) ................................................. 15,100 303
Vishay Precision Group, Inc.(a) ............................................. 21,000 506
6,587

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Insurance (2.0%):
HCI Group, Inc. ........................................................ 3,075 $ 459
Heritage Insurance Holdings, Inc.(a) ......................................... 46,600 672
1,131
Materials (5.1%):
AdvanSix, Inc. ......................................................... 23,000 521
Clearwater Paper Corp.(a) ................................................. 21,912 556
Koppers Holdings, Inc. ................................................... 17,350 486
Metallus, Inc.(a) ........................................................ 35,000 468
Radius Recycling, Inc. ................................................... 11,100 320
Ramaco Resources, Inc., Class A(b) .......................................... 35,100 289
Ramaco Resources, Inc., Class B ............................................ 544 4
SunCoke Energy, Inc. .................................................... 34,300 315
2,959
Mortgage Real Estate Investment Trusts (REITs) (1.8%):
Ares Commercial Real Estate Corp.(b) ........................................ 68,500 317
Dynex Capital, Inc. ..................................................... 56,806 740
1,057
Real Estate (5.4%):
City Office REIT, Inc. .................................................... 98,700 512
Global Medical REIT, Inc. ................................................ 75,000 656
NETSTREIT Corp. ..................................................... 50,500 801
NexPoint Residential Trust, Inc. ............................................ 12,500 494
Plymouth Industrial REIT, Inc. ............................................. 40,775 665
3,128
Utilities (0.9%):
Unitil Corp. ........................................................... 8,700 502
Total Common Stocks (Cost $53,481)
a
a
a
57,061
Collateral for Securities Loaned (1.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(c) ........ 278,662 278
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(c) ............ 278,662 279
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(c) ............... 278,662 279
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(c) . 278,662 279
Total Collateral for Securities Loaned (Cost $1,115)
a
a
a
1,115
Total Investments (Cost $54,596) — 100.6% 58,176
Liabilities in excess of other assets —  (0.6)% (328)
NET ASSETS - 100.00% $ 57,848
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2025.
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.5%)
Communication Services (2.0%):
Liberty Media Corp.-Liberty Formula One(a) ................................... 25,462 $ 2,292
Lions Gate Entertainment Corp., Class B(a) .................................... 182,807 1,448
Nexstar Media Group, Inc. ................................................ 11,834 2,121
5,861
Consumer Discretionary (8.4%):
American Eagle Outfitters, Inc. ............................................. 150,664 1,751
Bath & Body Works, Inc. ................................................. 69,111 2,095
Brunswick Corp. ....................................................... 27,121 1,460
Caesars Entertainment, Inc.(a) .............................................. 72,946 1,824
Dick's Sporting Goods, Inc. ................................................ 9,992 2,014
Marriott Vacations Worldwide Corp. ......................................... 29,250 1,879
Mohawk Industries, Inc.(a) ................................................ 20,250 2,312
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 123,363 2,339
The Goodyear Tire & Rubber Co.(a) ......................................... 189,537 1,751
TopBuild Corp.(a) ...................................................... 8,425 2,569
Visteon Corp.(a) ........................................................ 24,768 1,923
Yum! Brands, Inc. ...................................................... 21,731 3,420
25,337
Consumer Staples (7.6%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 28,200 3,218
Casey's General Stores, Inc. ............................................... 5,981 2,596
Coty, Inc., Class A(a) .................................................... 300,654 1,644
Dollar Tree, Inc.(a) ...................................................... 39,121 2,937
Kenvue, Inc. .......................................................... 137,432 3,296
Performance Food Group Co.(a) ............................................ 35,605 2,800
Pilgrim's Pride Corp. .................................................... 46,459 2,532
Post Holdings, Inc.(a) .................................................... 21,703 2,525
Sprouts Farmers Market, Inc.(a) ............................................ 9,637 1,471
23,019
Energy (5.5%):
Antero Resources Corp.(a) ................................................ 86,205 3,486
Baker Hughes Co. ...................................................... 75,751 3,329
Civitas Resources, Inc. ................................................... 38,737 1,352
Devon Energy Corp. ..................................................... 60,005 2,244
Diamondback Energy, Inc. ................................................ 16,565 2,649
Kinder Morgan, Inc. ..................................................... 123,843 3,533
16,593
Financials (17.1%):
Annaly Capital Management, Inc. ........................................... 122,028 2,478
Arch Capital Group Ltd. .................................................. 28,796 2,770
Arthur J. Gallagher & Co. ................................................. 10,547 3,641
Axis Capital Holdings Ltd. ................................................ 35,723 3,581
Cincinnati Financial Corp. ................................................ 18,680 2,759
Fifth Third Bancorp ..................................................... 88,296 3,461
First American Financial Corp. ............................................. 52,959 3,476
First Horizon Corp. ..................................................... 180,646 3,508
Flagstar Financial, Inc. ................................................... 248,000 2,882
Huntington Bancshares, Inc. ............................................... 236,047 3,543
Lincoln National Corp. ................................................... 74,600 2,679
M&T Bank Corp. ....................................................... 21,971 3,927
Nasdaq, Inc. .......................................................... 42,535 3,227
Raymond James Financial, Inc. ............................................. 25,369 3,524
State Street Corp. ....................................................... 36,610 3,278
The Hartford Insurance Group, Inc. .......................................... 22,657 2,803
51,537
Health Care (9.1%):
Agilent Technologies, Inc. ................................................. 22,600 2,644
Encompass Health Corp. .................................................. 30,242 3,063
GE HealthCare Technologies, Inc. ........................................... 37,359 3,015

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Globus Medical, Inc.(a) .................................................. 35,197 $ 2,576
Jazz Pharmaceuticals PLC(a) .............................................. 24,364 3,025
Labcorp Holdings, Inc. ................................................... 11,600 2,700
Perrigo Co. PLC ....................................................... 85,089 2,386
STERIS PLC .......................................................... 15,441 3,500
Tenet Healthcare Corp.(a) ................................................. 15,029 2,021
United Therapeutics Corp.(a) .............................................. 7,800 2,404
27,334
Industrials (14.8%):
Builders FirstSource, Inc.(a) ............................................... 17,123 2,139
CACI International, Inc., Class A(a) ......................................... 6,757 2,479
Chart Industries, Inc.(a) .................................................. 8,725 1,260
Cummins, Inc. ......................................................... 7,147 2,240
Delta Air Lines, Inc. ..................................................... 51,603 2,250
ITT, Inc. ............................................................. 15,013 1,939
Jacobs Solutions, Inc. .................................................... 22,331 2,700
Knight-Swift Transportation Holdings, Inc. .................................... 48,894 2,126
Oshkosh Corp. ......................................................... 24,685 2,322
Owens Corning, Inc. ..................................................... 17,565 2,509
Pentair PLC ........................................................... 23,451 2,052
Regal Rexnord Corp. .................................................... 17,825 2,029
Robert Half, Inc. ....................................................... 39,859 2,174
Rockwell Automation, Inc. ................................................ 9,150 2,364
Sensata Technologies Holding PLC .......................................... 88,965 2,159
Textron, Inc. .......................................................... 27,703 2,002
The Brink's Co. ........................................................ 26,025 2,242
The Timken Co. ........................................................ 30,744 2,210
WESCO International, Inc. ................................................ 14,330 2,226
Westinghouse Air Brake Technologies Corp. .................................... 16,674 3,024
44,446
Information Technology (7.4%):
Amdocs Ltd. .......................................................... 36,000 3,294
CDW Corp. ........................................................... 12,960 2,077
Corning, Inc. .......................................................... 52,250 2,392
Flex Ltd.(a) ........................................................... 46,050 1,523
Jabil, Inc. ............................................................ 15,229 2,072
Keysight Technologies, Inc.(a) ............................................. 17,000 2,546
MKS Instruments, Inc. ................................................... 24,524 1,966
ON Semiconductor Corp.(a) ............................................... 54,881 2,233
Qorvo, Inc.(a) ......................................................... 31,910 2,311
TD SYNNEX Corp. ..................................................... 19,146 1,990
22,404
Materials (6.7%):
Alcoa Corp. ........................................................... 46,517 1,419
Corteva, Inc. .......................................................... 54,934 3,457
International Flavors & Fragrances, Inc. ....................................... 31,470 2,442
International Paper Co. ................................................... 54,291 2,896
Martin Marietta Materials, Inc. ............................................. 5,772 2,760
Nucor Corp. ........................................................... 18,853 2,269
Reliance, Inc. .......................................................... 7,155 2,066
The Mosaic Co. ........................................................ 101,412 2,739
20,048
Real Estate (10.5%):
Camden Property Trust ................................................... 27,777 3,397
Essex Property Trust, Inc. ................................................. 9,420 2,888
Federal Realty Investment Trust ............................................ 26,819 2,623
Host Hotels & Resorts, Inc. ................................................ 115,694 1,644
Kilroy Realty Corp. ..................................................... 83,400 2,732
Realty Income Corp. .................................................... 87,200 5,059
VICI Properties, Inc. .................................................... 122,600 3,999
Welltower, Inc. ......................................................... 17,591 2,695

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Weyerhaeuser Co. ...................................................... 98,000 $ 2,870
WP Carey, Inc. ......................................................... 60,686 3,830
31,737
Utilities (8.4%):
CenterPoint Energy, Inc. .................................................. 100,659 3,647
Evergy, Inc. ........................................................... 56,786 3,915
FirstEnergy Corp. ....................................................... 81,694 3,302
National Fuel Gas Co. ................................................... 34,787 2,755
Pinnacle West Capital Corp. ............................................... 37,603 3,582
UGI Corp. ............................................................ 118,112 3,906
Xcel Energy, Inc. ....................................................... 59,844 4,236
25,343
Total Common Stocks (Cost $264,737)
a
a
a
293,659
Total Investments (Cost $264,737) — 97.5% 293,659
Other assets in excess of liabilities —  2.5% 7,588
NET ASSETS - 100.00% $ 301,247
(a) Non-income producing security.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.4%)
Banks (22.0%):
Ameris Bancorp ........................................................ 192,000 $ 11,054
Atlantic Union Bankshares Corp. ............................................ 325,500 10,136
Bank of Hawaii Corp. .................................................... 189,450 13,066
Bank OZK ............................................................ 197,200 8,568
Banner Corp. .......................................................... 181,000 11,542
CVB Financial Corp. .................................................... 519,000 9,581
First Bancorp .......................................................... 223,500 8,971
First Interstate BancSystem, Inc., Class A ...................................... 315,500 9,039
First Merchants Corp. .................................................... 305,000 12,334
Flagstar Financial, Inc. ................................................... 1,096,000 12,736
Glacier Bancorp, Inc. .................................................... 309,000 13,664
Hancock Whitney Corp. .................................................. 208,040 10,912
Independent Bank Corp. .................................................. 164,800 10,325
NBT Bancorp, Inc. ...................................................... 248,000 10,639
Northwest Bancshares, Inc. ................................................ 898,000 10,794
Pacific Premier Bancorp, Inc. .............................................. 489,000 10,426
Prosperity Bancshares, Inc. ................................................ 117,185 8,364
Sandy Spring Bancorp, Inc. ................................................ 100,505 2,809
SouthState Corp. ....................................................... 164,300 15,250
Valley National Bancorp .................................................. 1,455,000 12,935
Veritex Holdings, Inc. .................................................... 396,000 9,888
223,033
Capital Markets (1.4%):
Artisan Partners Asset Management, Inc., Class A ................................ 193,168 7,553
Virtus Investment Partners, Inc. ............................................. 38,400 6,619
14,172
Communication Services (1.7%):
Lions Gate Entertainment Corp., Class B(a) .................................... 750,000 5,940
Lumen Technologies, Inc.(a) ............................................... 818,435 3,208
Nexstar Media Group, Inc. ................................................ 43,727 7,837
16,985
Consumer Discretionary (8.6%):
American Eagle Outfitters, Inc. ............................................. 493,500 5,735
G-III Apparel Group Ltd.(a) ............................................... 230,000 6,291
Jack in the Box, Inc.(b) ................................................... 155,500 4,228
Marriott Vacations Worldwide Corp. ......................................... 124,306 7,985
Newell Brands, Inc. ..................................................... 1,135,278 7,039
Penn Entertainment, Inc.(a) ................................................ 309,200 5,043
Sally Beauty Holdings, Inc.(a) .............................................. 760,000 6,863
Steven Madden Ltd. ..................................................... 168,100 4,478
Taylor Morrison Home Corp.(a) ............................................ 206,500 12,398
The Buckle, Inc. ........................................................ 147,300 5,645
The Goodyear Tire & Rubber Co.(a) ......................................... 950,686 8,784
Victoria's Secret & Co.(a) ................................................. 287,000 5,332
Visteon Corp.(a) ........................................................ 89,000 6,908
86,729
Consumer Staples (2.3%):
Edgewell Personal Care Co. ............................................... 204,762 6,390
The Andersons, Inc. ..................................................... 148,000 6,354
The Chefs' Warehouse, Inc.(a) .............................................. 185,398 10,097
22,841
Energy (5.8%):
Atlas Energy Solutions, Inc.(b) ............................................. 379,566 6,772
California Resources Corp. ................................................ 165,000 7,255
Civitas Resources, Inc. ................................................... 164,000 5,722
Core Natural Resources, Inc. ............................................... 118,500 9,136
Gulfport Energy Corp.(a) ................................................. 41,500 7,642
Murphy Oil Corp. ...................................................... 258,189 7,333
Noble Corp. PLC ....................................................... 117,100 2,775

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Talos Energy, Inc.(a) ..................................................... 656,000 $ 6,376
Uranium Energy Corp.(a) ................................................. 1,303,997 6,233
59,244
Financial Services (1.2%):
Essent Group Ltd. ...................................................... 213,400 12,317
Health Care (6.2%):
Brookdale Senior Living, Inc.(a) ............................................ 934,000 5,847
Collegium Pharmaceutical, Inc.(a) ........................................... 158,000 4,716
Envista Holdings Corp.(a) ................................................. 385,845 6,660
ICU Medical, Inc.(a) .................................................... 53,200 7,387
LivaNova PLC(a) ....................................................... 189,000 7,424
Perrigo Co. PLC ....................................................... 209,937 5,887
Prestige Consumer Healthcare, Inc.(a) ........................................ 111,766 9,609
Supernus Pharmaceuticals, Inc.(a) ........................................... 234,000 7,663
Surgery Partners, Inc.(a) .................................................. 320,299 7,607
62,800
Industrials (11.4%):
American Woodmark Corp.(a) .............................................. 91,800 5,401
ArcBest Corp. ......................................................... 69,400 4,898
BlueLinx Holdings, Inc.(a) ................................................ 71,773 5,382
Hub Group, Inc., Class A ................................................. 178,347 6,629
Korn Ferry ........................................................... 139,500 9,462
ManpowerGroup, Inc. ................................................... 115,080 6,661
Ryder System, Inc. ...................................................... 51,700 7,435
Science Applications International Corp. ...................................... 56,500 6,343
Sensata Technologies Holding PLC .......................................... 219,514 5,328
SkyWest, Inc.(a) ........................................................ 85,400 7,461
Steelcase, Inc., Class A ................................................... 579,330 6,349
Terex Corp. ........................................................... 153,634 5,804
The Brink's Co. ........................................................ 90,892 7,831
The Greenbrier Cos., Inc. ................................................. 155,500 7,965
The Manitowoc Co., Inc.(a) ............................................... 247,000 2,122
The Timken Co. ........................................................ 120,200 8,639
Titan International, Inc.(a) ................................................. 654,279 5,489
V2X, Inc.(a) .......................................................... 118,000 5,788
114,987
Information Technology (6.4%):
Belden, Inc. ........................................................... 72,000 7,218
Extreme Networks, Inc.(a) ................................................ 517,500 6,846
Harmonic, Inc.(a) ....................................................... 142,800 1,369
Knowles Corp.(a) ....................................................... 379,145 5,763
Kulicke & Soffa Industries, Inc. ............................................. 154,720 5,103
MaxLinear, Inc.(a) ...................................................... 367,100 3,987
Plexus Corp.(a) ........................................................ 49,218 6,306
Sanmina Corp.(a) ....................................................... 112,204 8,548
Synaptics, Inc.(a) ....................................................... 130,832 8,337
TTM Technologies, Inc.(a) ................................................ 293,761 6,025
Veeco Instruments, Inc.(a) ................................................. 256,980 5,160
64,662
Insurance (5.2%):
Brighthouse Financial, Inc.(a) .............................................. 171,000 9,916
CNO Financial Group, Inc. ................................................ 240,438 10,014
Kemper Corp. ......................................................... 99,381 6,644
RLI Corp. ............................................................ 90,600 7,278
Skyward Specialty Insurance Group, Inc.(a) .................................... 202,000 10,690
Stewart Information Services Corp. .......................................... 118,200 8,434
52,976
Materials (4.7%):
Avient Corp. .......................................................... 184,000 6,837
Commercial Metals Co. .................................................. 190,000 8,742

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Ingevity Corp.(a) ....................................................... 166,525 $ 6,593
Minerals Technologies, Inc. ................................................ 109,397 6,954
Orion SA ............................................................. 437,116 5,652
Ryerson Holding Corp. ................................................... 287,200 6,594
Sealed Air Corp. ....................................................... 213,800 6,179
47,551
Mortgage Real Estate Investment Trusts (REITs) (2.4%):
AGNC Investment Corp.(b) ............................................... 852,000 8,162
Dynex Capital, Inc. ..................................................... 600,000 7,812
Ladder Capital Corp. .................................................... 702,601 8,017
23,991
Real Estate (12.0%):
Broadstone Net Lease, Inc. ................................................ 650,000 11,076
CareTrust REIT, Inc. .................................................... 322,122 9,206
Curbline Properties Corp. ................................................. 440,500 10,656
Cushman & Wakefield PLC(a) ............................................. 928,000 9,484
DiamondRock Hospitality Co. .............................................. 834,000 6,439
Douglas Emmett, Inc. .................................................... 636,000 10,176
Easterly Government Properties, Inc. ......................................... 720,000 7,632
Essential Properties Realty Trust, Inc. ........................................ 339,224 11,072
LXP Industrial Trust ..................................................... 1,010,000 8,737
Sabra Health Care REIT, Inc. .............................................. 520,000 9,084
Sila Realty Trust, Inc. .................................................... 269,500 7,198
STAG Industrial, Inc. .................................................... 200,000 7,224
Summit Hotel Properties, Inc. .............................................. 1,044,000 5,648
Veris Residential, Inc. .................................................... 484,632 8,200
121,832
Utilities (7.1%):
National Fuel Gas Co. ................................................... 135,000 10,691
Northwestern Energy Group, Inc. ........................................... 220,400 12,754
ONE Gas, Inc. ......................................................... 160,350 12,121
Portland General Electric Co. .............................................. 270,600 12,069
Spire, Inc. ............................................................ 164,500 12,872
TXNM Energy, Inc. ..................................................... 213,600 11,423
71,930
Total Common Stocks (Cost $999,769)
a
a
a
996,050
Exchange-Traded Funds (1.1%)
iShares Russell 2000 Value ETF ............................................ 69,000 10,418
Total Exchange-Traded Funds (Cost $11,598)
a
a
a
10,418
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(c) ........ 2,637,112 2,637
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(c) ............ 2,637,112 2,637
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(c) ............... 2,637,112 2,637
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(c) . 2,637,112 2,637
Total Collateral for Securities Loaned (Cost $10,548)
a
a
a
10,548
Total Investments (Cost $1,021,915) — 100.5% 1,017,016
Liabilities in excess of other assets —  (0.5)% (4,700)
NET ASSETS - 100.00% $ 1,012,316
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.3%)
Communication Services (2.3%):
Liberty Media Corp.-Liberty Formula One (a) .................................. 28,389 $ 2,555
Lions Gate Entertainment Corp., Class B (a) .................................... 222,814 1,765
Nexstar Media Group, Inc. ................................................ 15,463 2,771
7,091
Consumer Discretionary (10.9%):
ADT, Inc. ............................................................ 354,750 2,888
American Eagle Outfitters, Inc. ............................................. 178,859 2,078
Bath & Body Works, Inc. ................................................. 73,991 2,243
Brunswick Corp. ....................................................... 34,057 1,834
Caesars Entertainment, Inc. (a) ............................................. 84,416 2,110
Marriott Vacations Worldwide Corp. ......................................... 38,202 2,454
Mohawk Industries, Inc. (a) ............................................... 22,892 2,614
Newell Brands, Inc. ..................................................... 367,749 2,280
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 129,136 2,448
Sally Beauty Holdings, Inc. (a) ............................................. 253,498 2,289
Steven Madden Ltd. .................................................... 47,042 1,253
The Goodyear Tire & Rubber Co. (a) ......................................... 294,252 2,719
TopBuild Corp. (a) ...................................................... 8,790 2,681
Victoria's Secret & Co. (a) ................................................ 81,524 1,515
Visteon Corp. (a) ....................................................... 26,417 2,051
33,457
Consumer Staples (5.5%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 27,720 3,163
Casey's General Stores, Inc. ............................................... 6,761 2,934
Coty, Inc., Class A (a) .................................................... 329,191 1,801
Dollar Tree, Inc. (a) ..................................................... 40,217 3,019
Performance Food Group Co. (a) ............................................ 41,474 3,261
Post Holdings, Inc. (a) ................................................... 21,636 2,518
16,696
Energy (5.4%):
Antero Resources Corp. (a) ................................................ 83,466 3,375
Cactus, Inc., Class A .................................................... 45,823 2,100
California Resources Corp. ............................................... 35,205 1,548
Civitas Resources, Inc. .................................................. 40,285 1,406
Core Natural Resources, Inc. .............................................. 24,893 1,919
Noble Corp. PLC ...................................................... 24,118 572
Ovintiv, Inc. .......................................................... 45,396 1,943
Permian Resources Corp. ................................................. 154,943 2,146
Uranium Energy Corp. (a) ................................................. 331,223 1,583
16,592
Financials (21.1%):
AGNC Investment Corp. (b) ............................................... 332,239 3,183
American Financial Group, Inc. ............................................ 17,642 2,317
Annaly Capital Management, Inc. ........................................... 170,668 3,466
Artisan Partners Asset Management, Inc., Class A ............................... 59,945 2,344
Assurant, Inc. ......................................................... 12,459 2,613
Atlantic Union Bankshares Corp. ........................................... 74,351 2,315
Bank OZK ........................................................... 65,872 2,862
Brighthouse Financial, Inc. (a) ............................................. 54,865 3,182
Essent Group Ltd. ...................................................... 50,200 2,898
First American Financial Corp. ............................................. 43,199 2,835
First Horizon Corp. ..................................................... 227,000 4,408
First Interstate BancSystem, Inc., Class A ..................................... 83,300 2,387
Flagstar Financial, Inc. .................................................. 282,537 3,283
Glacier Bancorp, Inc. .................................................... 72,500 3,206
Independent Bank Corp. ................................................. 42,368 2,654
Lincoln National Corp. .................................................. 68,674 2,466
Prosperity Bancshares, Inc. ............................................... 47,328 3,378
SouthState Corp. ....................................................... 34,813 3,231

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Unum Group .......................................................... 42,100 $ 3,430
Valley National Bancorp ................................................. 349,644 3,108
Veritex Holdings, Inc. ................................................... 108,200 2,702
Voya Financial, Inc. ..................................................... 33,487 2,269
64,537
Health Care (7.7%):
Encompass Health Corp. ................................................. 29,072 2,945
Envista Holdings Corp. (a) ................................................ 115,617 1,996
Globus Medical, Inc. (a) .................................................. 36,412 2,665
Jazz Pharmaceuticals PLC (a) .............................................. 23,471 2,914
LivaNova PLC (a) ...................................................... 55,055 2,163
Perrigo Co. PLC ....................................................... 85,854 2,407
Prestige Consumer Healthcare, Inc. (a) ........................................ 31,497 2,708
Tenet Healthcare Corp. (a) ................................................ 20,828 2,801
United Therapeutics Corp. (a) .............................................. 9,512 2,932
23,531
Industrials (15.6%):
Builders FirstSource, Inc. (a) ............................................... 15,357 1,919
CACI International, Inc., Class A (a) ......................................... 5,880 2,157
Chart Industries, Inc. (a) .................................................. 12,558 1,813
ITT, Inc. ............................................................. 20,540 2,653
Jacobs Solutions, Inc. ................................................... 18,664 2,256
Kirby Corp. (a) ........................................................ 26,583 2,685
Knight-Swift Transportation Holdings, Inc. .................................... 42,138 1,833
Korn Ferry ........................................................... 40,285 2,733
Oshkosh Corp. ........................................................ 26,105 2,456
Owens Corning, Inc. .................................................... 19,360 2,765
Pentair PLC .......................................................... 34,868 3,050
Robert Half, Inc. ....................................................... 48,618 2,652
Ryder System, Inc. ..................................................... 13,440 1,933
Sensata Technologies Holding PLC .......................................... 96,999 2,354
SkyWest, Inc. (a) ....................................................... 28,449 2,486
Terex Corp. ........................................................... 50,828 1,920
Textron, Inc. .......................................................... 38,828 2,805
The Brink's Co. ........................................................ 26,175 2,255
The Timken Co. ....................................................... 34,868 2,506
WESCO International, Inc. ............................................... 15,853 2,462
47,693
Information Technology (6.4%):
Amdocs Ltd. .......................................................... 42,595 3,898
Belden, Inc. .......................................................... 20,778 2,083
Flex Ltd. (a) .......................................................... 54,560 1,805
Jabil, Inc. ............................................................ 18,542 2,523
MKS Instruments, Inc. ................................................... 25,617 2,053
Qorvo, Inc. (a) ......................................................... 32,802 2,375
Synaptics, Inc. (a) ...................................................... 39,065 2,489
TD SYNNEX Corp. .................................................... 22,903 2,381
19,607
Materials (7.3%):
Alcoa Corp. .......................................................... 64,517 1,968
Avient Corp. .......................................................... 51,411 1,910
Axalta Coating Systems Ltd. (a) ............................................ 85,769 2,845
Commercial Metals Co. .................................................. 61,429 2,826
Ingevity Corp. (a) ....................................................... 52,390 2,074
Reliance, Inc. ......................................................... 8,445 2,439
Sealed Air Corp. ....................................................... 79,309 2,292
Silgan Holdings, Inc. .................................................... 53,320 2,726
The Mosaic Co. ........................................................ 116,826 3,155
22,235
Real Estate (10.2%):
Camden Property Trust .................................................. 35,544 4,347

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Cushman & Wakefield PLC (a) ............................................. 277,802 $ 2,839
Federal Realty Investment Trust ............................................ 37,485 3,667
First Industrial Realty Trust, Inc. ........................................... 72,880 3,933
Gaming and Leisure Properties, Inc. ......................................... 87,990 4,479
Highwoods Properties, Inc. ............................................... 98,500 2,919
Host Hotels & Resorts, Inc. ............................................... 142,243 2,021
Kilroy Realty Corp. ..................................................... 90,934 2,979
WP Carey, Inc. ........................................................ 64,000 4,039
31,223
Utilities (4.9%):
Evergy, Inc. .......................................................... 51,673 3,563
National Fuel Gas Co. ................................................... 50,676 4,013
Pinnacle West Capital Corp. ............................................... 36,515 3,478
UGI Corp. ........................................................... 117,642 3,891
14,945
Total Common Stocks (Cost $286,776)
a
a
a
297,607
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(c) ........ 669,602 670
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(c) ............ 669,602 670
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(c) ............... 669,602 669
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(c) . 669,602 669
Total Collateral for Securities Loaned (Cost $2,678)
a
a
a
2,678
Total Investments (Cost $289,454) — 98.2% 300,285
Other assets in excess of liabilities —  1.8% 5,360
NET ASSETS - 100.00% $ 305,645
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2025.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Munder Multi-Cap Fund

(Unaudited)
T
Security Description Shares
a
Value
(000)
Common Stocks (96.8%)
Communication Services (9.2%):
Alphabet, Inc., Class A ................................................... 101,960 $ 15,767
Meta Platforms, Inc., Class A .............................................. 19,500 11,239
Netflix, Inc.(a) ......................................................... 3,000 2,798
Tencent Music Entertainment Group, ADR ..................................... 384,700 5,544
The Walt Disney Co. .................................................... 59,600 5,882
41,230
Consumer Discretionary (9.8%):
Amazon.com, Inc.(a) .................................................... 79,400 15,106
eBay, Inc. ............................................................ 69,600 4,714
Expedia Group, Inc. ..................................................... 27,500 4,623
General Motors Co. ..................................................... 88,200 4,148
JD.com, Inc., ADR ...................................................... 148,200 6,094
Tesla, Inc.(a) .......................................................... 13,500 3,499
Texas Roadhouse, Inc. ................................................... 35,700 5,949
44,133
Consumer Staples (4.4%):
BellRing Brands, Inc.(a) .................................................. 68,700 5,115
Casey's General Stores, Inc. ............................................... 16,200 7,032
Ingredion, Inc. ......................................................... 35,300 4,773
Performance Food Group Co.(a) ............................................ 35,000 2,752
19,672
Electronic Equipment, Instruments & Components (3.6%):
Amphenol Corp., Class A ................................................. 92,600 6,074
Fabrinet(a) ............................................................ 24,200 4,780
Jabil, Inc. ............................................................ 19,700 2,680
OSI Systems, Inc.(a) ..................................................... 14,700 2,857
16,391
Energy (3.4%):
Archrock, Inc. ......................................................... 108,800 2,855
Baker Hughes Co. ...................................................... 79,900 3,511
Diamondback Energy, Inc. ................................................ 18,900 3,022
EOG Resources, Inc. .................................................... 22,200 2,847
ONEOK, Inc. .......................................................... 28,400 2,818
15,053
Financials (16.8%):
Affiliated Managers Group, Inc. ............................................ 25,300 4,251
Ameriprise Financial, Inc. ................................................. 9,000 4,357
BGC Group, Inc., Class A ................................................. 674,700 6,187
Brown & Brown, Inc. .................................................... 59,800 7,439
Corebridge Financial, Inc. ................................................. 163,200 5,152
Fiserv, Inc.(a) .......................................................... 22,400 4,947
Interactive Brokers Group, Inc. ............................................. 26,900 4,454
JPMorgan Chase & Co. .................................................. 30,900 7,580
NU Holdings Ltd., Class A(a) .............................................. 217,900 2,231
Raymond James Financial, Inc. ............................................. 43,600 6,056
The Bancorp, Inc.(a) ..................................................... 40,400 2,135
The Goldman Sachs Group, Inc. ............................................ 7,900 4,316
Visa, Inc., Class A ...................................................... 27,300 9,568
W.R. Berkley Corp. ..................................................... 98,600 7,016
75,689
Health Care (16.1%):
Addus HomeCare Corp.(a) ................................................ 22,900 2,265
AstraZeneca PLC, ADR .................................................. 94,200 6,924
Cencora, Inc. .......................................................... 28,000 7,787
Eli Lilly & Co. ......................................................... 15,300 12,636
Halozyme Therapeutics, Inc.(a) ............................................. 104,800 6,687
HCA Healthcare, Inc. .................................................... 17,400 6,013
McKesson Corp. ....................................................... 4,200 2,827

Victory Portfolios
Victory Munder Multi-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Novartis AG, ADR ...................................................... 64,500 $ 7,190
Novo Nordisk A/S, ADR(b) ............................................... 31,800 2,208
ResMed, Inc. .......................................................... 20,700 4,634
The Ensign Group, Inc. ................................................... 40,900 5,292
Vertex Pharmaceuticals, Inc.(a) ............................................. 16,600 8,048
72,511
Industrials (7.4%):
Booz Allen Hamilton Holding Corp. ......................................... 37,000 3,869
CACI International, Inc., Class A(a) ......................................... 17,900 6,568
Federal Signal Corp. ..................................................... 69,100 5,082
Kirby Corp.(a) ......................................................... 52,100 5,263
Quanta Services, Inc. .................................................... 23,500 5,973
Trane Technologies PLC .................................................. 18,900 6,368
33,123
Materials (2.0%):
Avery Dennison Corp. ................................................... 15,500 2,758
Linde PLC ............................................................ 8,800 4,098
Royal Gold, Inc. ........................................................ 14,200 2,322
9,178
Real Estate (1.6%):
CBRE Group, Inc., Class A(a) .............................................. 20,700 2,707
Simon Property Group, Inc. ............................................... 13,800 2,292
VICI Properties, Inc. .................................................... 69,400 2,264
7,263
Semiconductors & Semiconductor Equipment (6.4%):
Broadcom, Inc. ........................................................ 42,900 7,183
KLA Corp. ........................................................... 6,400 4,350
NVIDIA Corp. ......................................................... 123,000 13,331
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ............................. 24,300 4,034
28,898
Software (9.7%):
Adobe, Inc.(a) ......................................................... 5,900 2,263
Cadence Design Systems, Inc.(a) ............................................ 12,100 3,077
Clear Secure, Inc., Class A ................................................ 175,800 4,555
Corpay, Inc.(a) ......................................................... 18,700 6,521
Gen Digital, Inc. ....................................................... 103,500 2,747
Microsoft Corp. ........................................................ 64,860 24,348
43,511
Technology Hardware, Storage & Peripherals (6.4%):
Apple, Inc. ........................................................... 128,980 28,649
Total Common Stocks (Cost $317,729)
a
a
a
435,301
Exchange-Traded Funds (1.5%)
iShares Russell 3000 ETF ................................................. 21,600 6,861
Total Exchange-Traded Funds (Cost $6,505)
a
a
a
6,861
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(c) ........ 548,313 548
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(c) ............ 548,313 548
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(c) ............... 548,313 548
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(c) . 548,313 549
Total Collateral for Securities Loaned (Cost $2,193)
a
a
a
2,193
Total Investments (Cost $326,427) — 98.8% 444,355
Other assets in excess of liabilities —  1.2% 5,242
NET ASSETS - 100.00% $ 449,597
At March 31, 2025, the Fund's investments in foreign securities were 10.1% of net assets.

Victory Portfolios
Victory Munder Multi-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.0%)
Communication Services (9.1%):
Alphabet, Inc., Class A ................................................... 30,075 $ 4,651
Alphabet, Inc., Class C ................................................... 24,375 3,808
AT&T, Inc. ........................................................... 37,011 1,047
Charter Communications, Inc., Class A(a) ..................................... 497 183
Comcast Corp., Class A .................................................. 19,446 718
Electronic Arts, Inc. ..................................................... 1,222 177
Fox Corp., Class A ...................................................... 1,123 64
Fox Corp., Class B ...................................................... 680 36
Live Nation Entertainment, Inc.(a) ........................................... 808 106
Match Group, Inc. ...................................................... 1,294 40
Meta Platforms, Inc., Class A .............................................. 11,291 6,508
Netflix, Inc.(a) ......................................................... 2,205 2,056
News Corp., Class A ..................................................... 1,949 53
News Corp., Class B .................................................... 575 17
Omnicom Group, Inc. .................................................... 1,013 84
Paramount Global, Class B ................................................ 3,067 37
Take-Two Interactive Software, Inc.(a) ........................................ 846 175
The Interpublic Group of Cos., Inc. .......................................... 1,920 52
The Walt Disney Co. .................................................... 9,321 920
TKO Group Holdings, Inc. ................................................ 343 52
T-Mobile US, Inc. ...................................................... 2,472 659
Verizon Communications, Inc. .............................................. 21,705 985
Warner Bros Discovery, Inc.(a) ............................................. 11,510 123
22,551
Communications Equipment (0.9%):
Arista Networks, Inc.(a) .................................................. 5,326 413
Cisco Systems, Inc. ..................................................... 20,535 1,267
F5, Inc.(a) ............................................................ 297 79
Juniper Networks, Inc. ................................................... 1,707 62
Motorola Solutions, Inc. .................................................. 861 377
2,198
Consumer Discretionary (10.2%):
Airbnb, Inc., Class A(a) .................................................. 2,231 267
Amazon.com, Inc.(a) .................................................... 48,632 9,253
Aptiv PLC(a) .......................................................... 1,183 70
AutoZone, Inc.(a) ....................................................... 86 328
Best Buy Co., Inc. ...................................................... 1,003 74
Booking Holdings, Inc. ................................................... 170 783
Caesars Entertainment, Inc.(a) .............................................. 1,095 27
CarMax, Inc.(a) ........................................................ 793 62
Carnival Corp.(a) ....................................................... 5,402 106
Chipotle Mexican Grill, Inc.(a) ............................................. 6,988 351
D.R. Horton, Inc. ....................................................... 1,462 186
Darden Restaurants, Inc. .................................................. 604 126
Deckers Outdoor Corp.(a) ................................................. 782 87
Domino's Pizza, Inc. ..................................................... 178 82
DoorDash, Inc., Class A(a) ................................................ 1,749 320
eBay, Inc. ............................................................ 2,469 167
Expedia Group, Inc. ..................................................... 635 107
Ford Motor Co. ........................................................ 20,070 201
Garmin Ltd. ........................................................... 792 172
General Motors Co. ..................................................... 5,130 241
Genuine Parts Co. ...................................................... 716 85
Hasbro, Inc. ........................................................... 676 42
Hilton Worldwide Holdings, Inc. ............................................ 1,240 282
Las Vegas Sands Corp. ................................................... 1,771 68
Lennar Corp., Class A .................................................... 1,204 138
LKQ Corp. ........................................................... 1,340 57
Lowe's Cos., Inc. ....................................................... 2,911 679
Lululemon Athletica, Inc.(a) ............................................... 577 163

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Marriott International, Inc., Class A .......................................... 1,179 $ 281
McDonald's Corp. ...................................................... 3,694 1,154
MGM Resorts International(a) .............................................. 1,153 34
Mohawk Industries, Inc.(a) ................................................ 270 31
NIKE, Inc., Class B ..................................................... 6,090 387
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 2,267 43
NVR, Inc.(a) .......................................................... 15 109
O'Reilly Automotive, Inc.(a) ............................................... 296 424
Pool Corp. ............................................................ 196 62
PulteGroup, Inc. ........................................................ 1,043 107
Ralph Lauren Corp. ..................................................... 205 45
Ross Stores, Inc. ....................................................... 1,701 217
Royal Caribbean Cruises Ltd. .............................................. 1,276 262
Starbucks Corp. ........................................................ 5,856 574
Tapestry, Inc. .......................................................... 1,067 75
Tesla, Inc.(a) .......................................................... 14,428 3,739
The Home Depot, Inc. ................................................... 5,121 1,877
The TJX Cos., Inc. ...................................................... 5,796 706
Tractor Supply Co. ...................................................... 2,754 152
Ulta Beauty, Inc.(a) ..................................................... 239 88
Williams-Sonoma, Inc. ................................................... 634 100
Wynn Resorts Ltd. ...................................................... 461 39
Yum! Brands, Inc. ...................................................... 1,438 226
25,256
Consumer Staples (6.0%):
Altria Group, Inc. ....................................................... 8,738 524
Archer-Daniels-Midland Co. ............................................... 2,467 118
Brown-Forman Corp., Class B ............................................. 939 32
Bunge Global SA ....................................................... 688 53
Church & Dwight Co., Inc. ................................................ 1,268 140
Colgate-Palmolive Co. ................................................... 4,184 392
Conagra Brands, Inc. .................................................... 2,461 66
Constellation Brands, Inc., Class A .......................................... 801 147
Costco Wholesale Corp. .................................................. 2,288 2,164
Dollar General Corp. .................................................... 1,133 100
Dollar Tree, Inc.(a) ...................................................... 1,042 78
General Mills, Inc. ...................................................... 2,842 170
Hormel Foods Corp. ..................................................... 1,500 46
Kellanova ............................................................ 1,386 114
Kenvue, Inc. .......................................................... 9,885 237
Keurig Dr. Pepper, Inc. ................................................... 6,156 211
Kimberly-Clark Corp. .................................................... 1,710 243
Lamb Weston Holdings, Inc. ............................................... 735 39
McCormick & Co., Inc. .................................................. 1,302 107
Molson Coors Beverage Co., Class B ......................................... 887 54
Mondelez International, Inc., Class A ......................................... 6,669 453
Monster Beverage Corp.(a) ................................................ 3,610 211
PepsiCo, Inc. .......................................................... 7,071 1,060
Philip Morris International, Inc. ............................................. 8,017 1,273
Sysco Corp. ........................................................... 2,522 189
Target Corp. .......................................................... 2,362 247
The Campbell's Company ................................................. 1,014 40
The Clorox Co. ........................................................ 635 94
The Coca-Cola Co. ...................................................... 19,963 1,430
The Estee Lauder Cos., Inc. ............................................... 1,207 80
The Hershey Co. ....................................................... 761 130
The J.M. Smucker Co. ................................................... 548 65
The Kraft Heinz Co. ..................................................... 4,497 137
The Kroger Co. ........................................................ 3,432 232
The Procter & Gamble Co. ................................................ 12,090 2,060
Tyson Foods, Inc., Class A ................................................ 1,475 94
Walgreens Boots Alliance, Inc. ............................................. 3,698 41

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Walmart, Inc. .......................................................... 22,367 $ 1,964
14,835
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A ................................................. 6,244 410
CDW Corp. ........................................................... 687 110
Corning, Inc. .......................................................... 3,974 182
Jabil, Inc. ............................................................ 564 77
Keysight Technologies, Inc.(a) ............................................. 891 133
TE Connectivity PLC .................................................... 1,538 217
Teledyne Technologies, Inc.(a) ............................................. 240 119
Trimble, Inc.(a) ........................................................ 1,267 83
Zebra Technologies Corp.(a) ............................................... 264 75
1,406
Energy (3.6%):
APA Corp. ............................................................ 1,907 40
Baker Hughes Co. ...................................................... 5,105 224
Chevron Corp. ......................................................... 8,617 1,442
ConocoPhillips Co. ..................................................... 6,578 691
Coterra Energy, Inc. ..................................................... 3,797 110
Devon Energy Corp. ..................................................... 3,387 127
Diamondback Energy, Inc. ................................................ 963 154
EOG Resources, Inc. .................................................... 2,900 372
EQT Corp. ............................................................ 3,076 164
Expand Energy Corp. .................................................... 1,084 121
Exxon Mobil Corp. ..................................................... 22,444 2,669
Halliburton Co. ........................................................ 4,475 113
Hess Corp. ............................................................ 1,425 228
Kinder Morgan, Inc. ..................................................... 9,967 284
Marathon Petroleum Corp. ................................................ 1,629 237
Occidental Petroleum Corp. ............................................... 3,483 172
ONEOK, Inc. .......................................................... 3,199 317
Phillips 66 Co. ......................................................... 2,129 263
Schlumberger NV ...................................................... 7,222 302
Targa Resources Corp. ................................................... 1,124 225
Texas Pacific Land Corp. ................................................. 97 128
The Williams Cos., Inc. .................................................. 6,285 376
Valero Energy Corp. ..................................................... 1,632 216
8,975
Financials (14.5%):
Aflac, Inc. ............................................................ 2,552 284
American Express Co. ................................................... 2,861 770
American International Group, Inc. .......................................... 3,059 266
Ameriprise Financial, Inc. ................................................. 496 240
Aon PLC, Class A ...................................................... 1,115 445
Apollo Global Management, Inc. ............................................ 2,304 316
Arch Capital Group Ltd. .................................................. 1,932 186
Arthur J. Gallagher & Co. ................................................. 1,311 453
Assurant, Inc. ......................................................... 264 55
Bank of America Corp. ................................................... 34,141 1,425
Berkshire Hathaway, Inc., Class B(a) ......................................... 9,450 5,033
Blackrock, Inc. ........................................................ 750 710
Blackstone, Inc. ........................................................ 3,773 527
Brown & Brown, Inc. .................................................... 1,223 152
Capital One Financial Corp. ............................................... 1,965 352
Cboe Global Markets, Inc. ................................................ 539 122
Chubb Ltd. ........................................................... 1,921 580
Cincinnati Financial Corp. ................................................ 806 119
Citigroup, Inc. ......................................................... 9,678 687
Citizens Financial Group, Inc. .............................................. 2,253 92
CME Group, Inc. ....................................................... 1,858 493
Discover Financial Services ............................................... 1,294 221
Erie Indemnity Co., Class A ............................................... 128 54

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Everest Group Ltd. ...................................................... 221 $ 80
FactSet Research Systems, Inc. ............................................. 196 89
Fidelity National Information Services, Inc. .................................... 2,731 204
Fifth Third Bancorp ..................................................... 3,453 135
Fiserv, Inc.(a) .......................................................... 2,933 648
Franklin Resources, Inc. .................................................. 1,598 31
Global Payments, Inc. .................................................... 1,276 125
Globe Life, Inc. ........................................................ 432 57
Huntington Bancshares, Inc. ............................................... 7,495 112
Intercontinental Exchange, Inc. ............................................. 2,962 511
Invesco Ltd. ........................................................... 2,309 35
Jack Henry & Associates, Inc. .............................................. 375 68
JPMorgan Chase & Co. .................................................. 14,417 3,536
KeyCorp ............................................................. 5,136 82
KKR & Co., Inc. ....................................................... 3,480 402
Loews Corp. .......................................................... 910 84
M&T Bank Corp. ....................................................... 855 153
MarketAxess Holdings, Inc. ............................................... 194 42
Marsh & McLennan Cos., Inc. ............................................. 2,532 618
Mastercard, Inc., Class A ................................................. 4,199 2,302
MetLife, Inc. .......................................................... 2,985 240
Moody's Corp. ......................................................... 798 372
Morgan Stanley ........................................................ 6,380 744
MSCI, Inc. ........................................................... 400 226
Nasdaq, Inc. .......................................................... 2,133 162
Northern Trust Corp. .................................................... 1,010 100
PayPal Holdings, Inc.(a) .................................................. 5,100 333
Principal Financial Group, Inc. ............................................. 1,084 91
Prudential Financial, Inc. ................................................. 1,825 204
Raymond James Financial, Inc. ............................................. 950 132
Regions Financial Corp. .................................................. 4,686 102
S&P Global, Inc. ....................................................... 1,624 825
State Street Corp. ....................................................... 1,487 133
Synchrony Financial ..................................................... 2,004 106
T. Rowe Price Group, Inc. ................................................. 1,147 105
The Allstate Corp. ...................................................... 1,366 283
The Bank of New York Mellon Corp. ......................................... 3,700 310
The Charles Schwab Corp. ................................................ 8,786 688
The Goldman Sachs Group, Inc. ............................................ 1,608 878
The Hartford Insurance Group, Inc. .......................................... 1,482 183
The PNC Financial Services Group, Inc. ...................................... 2,041 359
The Progressive Corp. ................................................... 3,020 855
The Travelers Cos., Inc. .................................................. 1,169 309
Truist Financial Corp. .................................................... 6,785 279
U.S. Bancorp .......................................................... 8,043 340
Visa, Inc., Class A ...................................................... 8,885 3,114
W.R. Berkley Corp. ..................................................... 1,548 110
Wells Fargo & Co. ...................................................... 16,957 1,217
Willis Towers Watson PLC ................................................ 514 174
35,870
Health Care (11.1%):
Abbott Laboratories ..................................................... 8,943 1,186
AbbVie, Inc. .......................................................... 9,102 1,907
Agilent Technologies, Inc. ................................................. 1,470 172
Align Technology, Inc.(a) ................................................. 361 57
Amgen, Inc. ........................................................... 2,769 863
Baxter International, Inc. ................................................. 2,632 90
Becton Dickinson & Co. .................................................. 1,480 339
Biogen, Inc.(a) ......................................................... 754 103
Bio-Techne Corp. ....................................................... 815 48
Boston Scientific Corp.(a) ................................................. 7,599 767
Bristol-Myers Squibb Co. ................................................. 10,463 638
Cardinal Health, Inc. .................................................... 1,245 172

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Cencora, Inc. .......................................................... 889 $ 247
Centene Corp.(a) ....................................................... 2,556 155
Charles River Laboratories International, Inc.(a) ................................. 263 40
CVS Health Corp. ...................................................... 6,500 440
Danaher Corp. ......................................................... 3,299 676
DaVita, Inc.(a) ......................................................... 226 35
Dexcom, Inc.(a) ........................................................ 2,014 138
Edwards Lifesciences Corp.(a) ............................................. 3,041 220
Elevance Health, Inc. .................................................... 1,195 520
Eli Lilly & Co. ......................................................... 4,062 3,355
GE HealthCare Technologies, Inc. ........................................... 2,357 190
Gilead Sciences, Inc. .................................................... 6,425 720
HCA Healthcare, Inc. .................................................... 921 318
Henry Schein, Inc.(a) .................................................... 642 44
Hologic, Inc.(a) ........................................................ 1,156 71
Humana, Inc. .......................................................... 622 165
IDEXX Laboratories, Inc.(a) ............................................... 422 177
Incyte Corp.(a) ......................................................... 828 50
Insulet Corp.(a) ........................................................ 361 95
Intuitive Surgical, Inc.(a) ................................................. 1,838 910
IQVIA Holdings, Inc.(a) .................................................. 862 152
Johnson & Johnson ..................................................... 12,413 2,059
Labcorp Holdings, Inc. ................................................... 430 100
McKesson Corp. ....................................................... 646 435
Medtronic PLC ........................................................ 6,611 594
Merck & Co., Inc. ...................................................... 13,043 1,171
Mettler-Toledo International, Inc.(a) ......................................... 107 126
Moderna, Inc.(a) ....................................................... 1,746 49
Molina Healthcare, Inc.(a) ................................................ 286 94
Pfizer, Inc. ............................................................ 29,219 740
Quest Diagnostics, Inc. ................................................... 572 97
Regeneron Pharmaceuticals, Inc. ............................................ 542 344
ResMed, Inc. .......................................................... 757 169
Revvity, Inc. .......................................................... 627 66
Solventum Corp.(a) ..................................................... 712 54
STERIS PLC .......................................................... 506 115
Stryker Corp. .......................................................... 1,770 659
The Cigna Group ....................................................... 1,411 464
The Cooper Cos., Inc.(a) .................................................. 1,029 87
Thermo Fisher Scientific, Inc. .............................................. 1,972 981
UnitedHealth Group, Inc. ................................................. 4,745 2,485
Universal Health Services, Inc., Class B ....................................... 302 57
Vertex Pharmaceuticals, Inc.(a) ............................................. 1,324 642
Viatris, Inc. ........................................................... 6,154 54
Waters Corp.(a) ........................................................ 306 113
West Pharmaceutical Services, Inc. .......................................... 373 84
Zimmer Biomet Holdings, Inc. ............................................. 1,026 116
Zoetis, Inc. ........................................................... 2,308 380
27,395
Industrials (8.4%):
3M Co. .............................................................. 2,799 411
A.O. Smith Corp. ....................................................... 608 40
Allegion PLC ......................................................... 448 58
AMETEK, Inc. ........................................................ 1,192 205
Automatic Data Processing, Inc. ............................................ 2,097 641
Axon Enterprise, Inc.(a) .................................................. 373 196
Broadridge Financial Solutions, Inc. ......................................... 603 146
Builders FirstSource, Inc.(a) ............................................... 593 74
C.H. Robinson Worldwide, Inc. ............................................. 612 63
Carrier Global Corp. ..................................................... 4,163 264
Caterpillar, Inc. ........................................................ 2,464 813
Cintas Corp. .......................................................... 1,768 363
Copart, Inc.(a) ......................................................... 4,520 256

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
CSX Corp. ............................................................ 9,943 $ 293
Cummins, Inc. ......................................................... 708 222
Dayforce, Inc.(a) ....................................................... 819 48
Deere & Co. .......................................................... 1,305 612
Delta Air Lines, Inc. ..................................................... 3,308 144
Dover Corp. ........................................................... 707 124
Eaton Corp. PLC ....................................................... 2,037 554
Emerson Electric Co. .................................................... 2,907 319
Equifax, Inc. .......................................................... 639 156
Expeditors International of Washington, Inc. .................................... 721 87
Fastenal Co. ........................................................... 2,956 229
FedEx Corp. .......................................................... 1,142 278
Fortive Corp. .......................................................... 1,759 129
GE Vernova, Inc. ....................................................... 1,422 434
Generac Holdings, Inc.(a) ................................................. 307 39
General Dynamics Corp. .................................................. 1,308 357
General Electric Co. ..................................................... 5,534 1,108
Honeywell International, Inc. .............................................. 3,352 710
Howmet Aerospace, Inc. .................................................. 2,088 271
Hubbell, Inc. .......................................................... 276 91
Huntington Ingalls Industries, Inc. ........................................... 201 41
IDEX Corp. ........................................................... 390 71
Illinois Tool Works, Inc. .................................................. 1,377 341
Ingersoll Rand, Inc. ..................................................... 2,077 166
J.B. Hunt Transport Services, Inc. ........................................... 409 60
Jacobs Solutions, Inc. .................................................... 631 76
Johnson Controls International PLC .......................................... 3,403 273
L3Harris Technologies, Inc. ............................................... 970 203
Leidos Holdings, Inc. .................................................... 676 91
Lennox International, Inc. ................................................. 165 93
Lockheed Martin Corp. ................................................... 1,080 482
Masco Corp. .......................................................... 1,093 76
Nordson Corp. ......................................................... 279 56
Norfolk Southern Corp. .................................................. 1,167 276
Northrop Grumman Corp. ................................................. 701 359
Old Dominion Freight Line, Inc. ............................................ 968 160
Otis Worldwide Corp. .................................................... 2,044 211
PACCAR, Inc. ......................................................... 2,703 263
Parker-Hannifin Corp. ................................................... 663 403
Paychex, Inc. .......................................................... 1,652 255
Paycom Software, Inc. ................................................... 242 53
Pentair PLC ........................................................... 851 74
Quanta Services, Inc. .................................................... 761 193
Republic Services, Inc. ................................................... 1,046 253
Rockwell Automation, Inc. ................................................ 583 151
Rollins, Inc. ........................................................... 1,448 78
RTX Corp. ............................................................ 6,868 910
Snap-on, Inc. .......................................................... 270 91
Southwest Airlines Co. ................................................... 3,055 103
Stanley Black & Decker, Inc. .............................................. 794 61
Textron, Inc. .......................................................... 941 68
The Boeing Co.(a) ...................................................... 3,867 659
Trane Technologies PLC .................................................. 1,156 389
TransDigm Group, Inc. ................................................... 289 400
Uber Technologies, Inc.(a) ................................................ 10,771 785
Union Pacific Corp. ..................................................... 3,115 736
United Airlines Holdings, Inc.(a) ............................................ 1,695 117
United Parcel Service, Inc., Class B .......................................... 3,771 415
United Rentals, Inc. ..................................................... 336 211
Veralto Corp. .......................................................... 1,275 124
Verisk Analytics, Inc. .................................................... 728 217
W.W. Grainger, Inc. ..................................................... 228 225
Waste Management, Inc. .................................................. 1,883 436

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Westinghouse Air Brake Technologies Corp. .................................... 880 $ 160
Xylem, Inc. ........................................................... 1,252 150
20,750
IT Services (1.2%):
Accenture PLC, Class A .................................................. 3,225 1,006
Akamai Technologies, Inc.(a) .............................................. 774 62
Cognizant Technology Solutions Corp., Class A ................................. 2,550 195
EPAM Systems, Inc.(a) ................................................... 292 49
Gartner, Inc.(a) ........................................................ 396 166
GoDaddy, Inc., Class A(a) ................................................. 728 131
International Business Machines Corp. ........................................ 4,767 1,186
VeriSign, Inc.(a) ........................................................ 419 107
2,902
Materials (2.0%):
Air Products and Chemicals, Inc. ............................................ 1,147 338
Albemarle Corp. ....................................................... 606 44
Amcor PLC ........................................................... 7,452 72
Avery Dennison Corp. ................................................... 414 74
Ball Corp. ............................................................ 1,538 80
CF Industries Holdings, Inc. ............................................... 897 70
Corteva, Inc. .......................................................... 3,534 222
Dow, Inc. ............................................................ 3,629 127
DuPont de Nemours, Inc. ................................................. 2,155 161
Eastman Chemical Co. ................................................... 593 52
Ecolab, Inc. ........................................................... 1,299 329
Freeport-McMoRan, Inc. ................................................. 7,409 281
International Flavors & Fragrances, Inc. ....................................... 1,318 102
International Paper Co. ................................................... 2,718 145
Linde PLC ............................................................ 2,455 1,143
LyondellBasell Industries NV, Class A ........................................ 1,336 94
Martin Marietta Materials, Inc. ............................................. 315 151
Newmont Corp. ........................................................ 5,869 283
Nucor Corp. ........................................................... 1,210 146
Packaging Corp. of America ............................................... 459 91
PPG Industries, Inc. ..................................................... 1,196 131
Smurfit WestRock PLC ................................................... 2,549 115
Steel Dynamics, Inc. ..................................................... 730 91
The Mosaic Co. ........................................................ 1,637 44
The Sherwin-Williams Co. ................................................ 1,194 417
Vulcan Materials Co. .................................................... 680 159
4,962
Real Estate (2.2%):
Alexandria Real Estate Equities, Inc. ......................................... 794 74
American Tower Corp. ................................................... 2,409 524
AvalonBay Communities, Inc. .............................................. 732 157
BXP, Inc. ............................................................. 750 50
Camden Property Trust ................................................... 550 67
CBRE Group, Inc., Class A(a) .............................................. 1,524 199
CoStar Group, Inc.(a) .................................................... 2,172 172
Crown Castle, Inc. ...................................................... 2,240 234
Digital Realty Trust, Inc. .................................................. 1,631 234
Equinix, Inc. .......................................................... 501 409
Equity Residential ...................................................... 1,762 126
Essex Property Trust, Inc. ................................................. 331 102
Extra Space Storage, Inc. ................................................. 1,093 162
Federal Realty Investment Trust ............................................ 397 39
Healthpeak Properties, Inc. ................................................ 3,607 73
Host Hotels & Resorts, Inc. ................................................ 3,604 51
Invitation Homes, Inc. ................................................... 2,937 102
Iron Mountain, Inc. ..................................................... 1,514 130
Kimco Realty Corp. ..................................................... 3,503 74
Mid-America Apartment Communities, Inc. .................................... 602 101

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Prologis, Inc. .......................................................... 4,779 $ 534
Public Storage ......................................................... 812 243
Realty Income Corp. .................................................... 4,512 262
Regency Centers Corp. ................................................... 841 62
SBA Communications Corp. ............................................... 554 122
Simon Property Group, Inc. ............................................... 1,581 263
UDR, Inc. ............................................................ 1,552 70
Ventas, Inc. ........................................................... 2,253 155
VICI Properties, Inc. .................................................... 5,435 177
Welltower, Inc. ......................................................... 3,141 481
Weyerhaeuser Co. ...................................................... 3,741 110
5,559
Semiconductors & Semiconductor Equipment (9.8%):
Advanced Micro Devices, Inc.(a) ............................................ 8,355 858
Analog Devices, Inc. .................................................... 2,557 516
Applied Materials, Inc. ................................................... 4,190 608
Broadcom, Inc. ........................................................ 24,168 4,046
Enphase Energy, Inc.(a) .................................................. 683 42
First Solar, Inc.(a) ...................................................... 552 70
Intel Corp. ............................................................ 22,326 507
KLA Corp. ........................................................... 685 466
Lam Research Corp. ..................................................... 6,618 481
Microchip Technology, Inc. ................................................ 2,773 134
Micron Technology, Inc. .................................................. 5,744 499
Monolithic Power Systems, Inc. ............................................ 246 143
NVIDIA Corp. ......................................................... 126,273 13,686
NXP Semiconductors NV ................................................. 1,310 249
ON Semiconductor Corp.(a) ............................................... 2,172 88
QUALCOMM, Inc. ..................................................... 5,702 876
Skyworks Solutions, Inc. ................................................. 828 54
Teradyne, Inc. ......................................................... 839 69
Texas Instruments, Inc. ................................................... 4,693 843
24,235
Software (9.7%):
Adobe, Inc.(a) ......................................................... 2,244 861
ANSYS, Inc.(a) ........................................................ 450 142
Autodesk, Inc.(a) ....................................................... 1,108 290
Cadence Design Systems, Inc.(a) ............................................ 1,414 360
Corpay, Inc.(a) ......................................................... 359 125
Crowdstrike Holdings, Inc., Class A(a) ....................................... 1,270 448
Fair Isaac Corp.(a) ...................................................... 125 231
Fortinet, Inc.(a) ........................................................ 3,280 316
Gen Digital, Inc. ....................................................... 2,796 74
Intuit, Inc. ............................................................ 1,443 886
Microsoft Corp. ........................................................ 38,330 14,389
Oracle Corp. .......................................................... 8,364 1,169
Palantir Technologies, Inc., Class A(a) ........................................ 10,569 892
Palo Alto Networks, Inc.(a) ................................................ 3,413 582
PTC, Inc.(a) ........................................................... 620 96
Roper Technologies, Inc. .................................................. 552 325
Salesforce, Inc. ........................................................ 4,934 1,324
ServiceNow, Inc.(a) ..................................................... 1,062 845
Synopsys, Inc.(a) ....................................................... 797 342
Tyler Technologies, Inc.(a) ................................................ 220 128
Workday, Inc., Class A(a) ................................................. 1,103 258
24,083
Technology Hardware, Storage & Peripherals (7.2%):
Apple, Inc. ........................................................... 77,455 17,205
Dell Technologies, Inc., Class C ............................................ 1,608 147
Hewlett Packard Enterprise Co. ............................................. 6,772 104
HP, Inc. .............................................................. 4,835 134
NetApp, Inc. .......................................................... 1,048 92

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Seagate Technology Holdings PLC .......................................... 1,091 $ 93
Super Micro Computer, Inc.(a)(b) ........................................... 2,596 89
Western Digital Corp.(a) .................................................. 1,793 72
17,936
Utilities (2.5%):
Alliant Energy Corp. .................................................... 1,323 85
Ameren Corp. ......................................................... 1,391 140
American Electric Power Co., Inc. ........................................... 2,749 300
American Water Works Co., Inc. ............................................ 1,004 148
Atmos Energy Corp. ..................................................... 818 126
CenterPoint Energy, Inc. .................................................. 3,360 122
CMS Energy Corp. ...................................................... 1,540 116
Consolidated Edison, Inc. ................................................. 1,786 197
Constellation Energy Corp. ................................................ 1,613 325
Dominion Energy, Inc. ................................................... 4,331 243
DTE Energy Co. ....................................................... 1,068 148
Duke Energy Corp. ...................................................... 4,001 488
Edison International ..................................................... 1,996 118
Entergy Corp. ......................................................... 2,211 189
Evergy, Inc. ........................................................... 1,185 82
Eversource Energy ...................................................... 1,891 117
Exelon Corp. .......................................................... 5,183 239
FirstEnergy Corp. ....................................................... 2,644 107
NextEra Energy, Inc. .................................................... 10,603 752
NiSource, Inc. ......................................................... 2,423 97
NRG Energy, Inc. ....................................................... 1,044 100
PG&E Corp. .......................................................... 11,310 194
Pinnacle West Capital Corp. ............................................... 586 56
PPL Corp. ............................................................ 3,806 137
Public Service Enterprise Group, Inc. ......................................... 2,568 211
Sempra .............................................................. 3,265 233
The AES Corp. ........................................................ 3,666 46
The Southern Co. ....................................................... 5,649 519
Vistra Corp. ........................................................... 1,754 206
WEC Energy Group, Inc. ................................................. 1,638 178
Xcel Energy, Inc. ....................................................... 2,960 210
6,229
Total Common Stocks (Cost $39,990)
a
a
a
245,142
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(d) ........ 22,488 22
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(d) ............ 22,488 22
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(d) ............... 22,488 23
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(d) . 22,488 23
Total Collateral for Securities Loaned (Cost $90)
a
a
a
90
Total Investments (Cost $40,080) — 99.0% 245,232
Other assets in excess of liabilities —  1.0% 2,449
NET ASSETS - 100.00% $ 247,681
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on March 31, 2025.
PLC
—
Public Limited Company

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 10 6/20/25 $ 2,858,660 $ 2,826,625 $ (32,035)
Total unrealized appreciation $ —
Total unrealized depreciation (32,035)
Total net unrealized appreciation (depreciation) $ (32,035)

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.6%)
Communication Services (2.7%):
Live Nation Entertainment, Inc.(a) ........................................... 30,544 $ 3,988
Tencent Music Entertainment Group, ADR ..................................... 234,600 3,381
7,369
Consumer Discretionary (9.3%):
Chipotle Mexican Grill, Inc.(a) ............................................. 53,400 2,681
eBay, Inc. ............................................................ 54,900 3,718
Expedia Group, Inc. ..................................................... 20,000 3,362
General Motors Co. ..................................................... 57,200 2,690
JD.com, Inc., ADR ...................................................... 90,000 3,701
Ross Stores, Inc. ....................................................... 30,300 3,872
Texas Roadhouse, Inc. ................................................... 22,900 3,816
YETI Holdings, Inc.(a) ................................................... 48,300 1,599
25,439
Consumer Staples (6.2%):
BellRing Brands, Inc.(a) .................................................. 41,400 3,083
Casey's General Stores, Inc. ............................................... 9,700 4,210
Church & Dwight Co., Inc. ................................................ 35,200 3,875
Ingredion, Inc. ......................................................... 21,700 2,934
Performance Food Group Co.(a) ............................................ 34,800 2,736
16,838
Energy (6.9%):
Archrock, Inc. ......................................................... 65,300 1,713
Baker Hughes Co. ...................................................... 90,700 3,986
Cheniere Energy, Inc. .................................................... 20,300 4,697
Diamondback Energy, Inc. ................................................ 17,300 2,766
ONEOK, Inc. .......................................................... 33,800 3,354
Permian Resources Corp. ................................................. 165,100 2,287
18,803
Financials (19.4%):
Affiliated Managers Group, Inc. ............................................ 18,000 3,025
Ameriprise Financial, Inc. ................................................. 8,100 3,921
Arch Capital Group Ltd. .................................................. 29,300 2,818
BGC Group, Inc., Class A ................................................. 409,800 3,758
Brown & Brown, Inc. .................................................... 40,100 4,989
Coinbase Global, Inc., Class A(a) ........................................... 4,900 844
Corebridge Financial, Inc. ................................................. 103,400 3,264
Evercore, Inc. ......................................................... 17,700 3,535
FactSet Research Systems, Inc. ............................................. 3,700 1,682
Interactive Brokers Group, Inc. ............................................. 18,700 3,097
MSCI, Inc. ........................................................... 7,100 4,015
NU Holdings Ltd., Class A(a) .............................................. 209,700 2,147
Raymond James Financial, Inc. ............................................. 31,000 4,306
Shift4 Payments, Inc., Class A(a)(b) ......................................... 17,200 1,406
The Bancorp, Inc.(a) ..................................................... 33,200 1,754
Unum Group .......................................................... 47,400 3,861
W.R. Berkley Corp. ..................................................... 65,800 4,682
53,104
Health Care (10.7%):
Addus HomeCare Corp.(a) ................................................ 12,100 1,197
Cencora, Inc. .......................................................... 22,500 6,257
Halozyme Therapeutics, Inc.(a) ............................................. 73,800 4,709
HCA Healthcare, Inc. .................................................... 13,300 4,596
McKesson Corp. ....................................................... 6,000 4,038
ResMed, Inc. .......................................................... 21,400 4,790
The Ensign Group, Inc. ................................................... 28,900 3,740
29,327
Industrials (13.6%):
Booz Allen Hamilton Holding Corp. ......................................... 22,700 2,374

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
CACI International, Inc., Class A(a) ......................................... 10,800 $ 3,963
Copa Holdings SA, Class A ................................................ 31,200 2,885
Federal Signal Corp. ..................................................... 48,200 3,545
Kirby Corp.(a) ......................................................... 35,900 3,626
Paylocity Holding Corp.(a) ................................................ 14,200 2,660
Quanta Services, Inc. .................................................... 17,300 4,397
The Middleby Corp.(a) ................................................... 20,600 3,131
Trane Technologies PLC .................................................. 11,600 3,908
Trex Co., Inc.(a) ........................................................ 28,300 1,644
Verisk Analytics, Inc. .................................................... 16,500 4,911
37,044
Information Technology (16.1%):
Amphenol Corp., Class A ................................................. 57,340 3,761
AppLovin Corp., Class A(a) ............................................... 4,700 1,245
Clear Secure, Inc., Class A ................................................ 118,000 3,057
Corpay, Inc.(a) ......................................................... 13,600 4,743
CyberArk Software Ltd.(a) ................................................ 8,000 2,704
Fabrinet(a) ............................................................ 14,500 2,864
Fortinet, Inc.(a) ........................................................ 21,000 2,021
Gen Digital, Inc. ....................................................... 63,000 1,672
HubSpot, Inc.(a) ....................................................... 5,100 2,914
Jabil, Inc. ............................................................ 11,900 1,619
Keysight Technologies, Inc.(a) ............................................. 10,400 1,558
MicroStrategy, Inc.(a)(b) .................................................. 4,000 1,153
Monolithic Power Systems, Inc. ............................................ 4,600 2,668
OSI Systems, Inc.(a) ..................................................... 8,900 1,730
Palantir Technologies, Inc., Class A(a) ........................................ 23,300 1,966
Synopsys, Inc.(a) ....................................................... 4,600 1,973
Tyler Technologies, Inc.(a) ................................................ 7,900 4,593
Zscaler, Inc.(a) ......................................................... 9,400 1,865
44,106
Materials (2.4%):
Avery Dennison Corp. ................................................... 16,600 2,955
Freeport-McMoRan, Inc. ................................................. 60,300 2,283
Royal Gold, Inc. ........................................................ 8,600 1,406
6,644
Real Estate (6.7%):
CBRE Group, Inc., Class A(a) .............................................. 38,400 5,022
Digital Realty Trust, Inc. .................................................. 19,400 2,780
SBA Communications Corp. ............................................... 15,603 3,433
Sun Communities, Inc. ................................................... 27,116 3,488
VICI Properties, Inc. .................................................... 111,700 3,644
18,367
Utilities (3.6%):
Atmos Energy Corp. ..................................................... 22,400 3,462
NiSource, Inc. ......................................................... 74,200 2,975
PPL Corp. ............................................................ 95,200 3,438
9,875
Total Common Stocks (Cost $225,126)
a
a
a
266,916
Exchange-Traded Funds (2.3%)
SPDR S&P MidCap 400 ETF Trust .......................................... 11,800 6,295
Total Exchange-Traded Funds (Cost $6,824)
a
a
a
6,295
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(c) ........ 660,528 660
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(c) ............ 660,528 660
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(c) ............... 660,528 661

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(c) . 660,528 $ 661
Total Collateral for Securities Loaned (Cost $2,642)
a
a
a
2,642
Total Investments (Cost $234,592) — 100.9% 275,853
Liabilities in excess of other assets —  (0.9)% (2,408)
NET ASSETS - 100.00% $ 273,445
At March 31, 2025, the Fund's investments in foreign securities were 8.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.2%)
Australia (4.0%):
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd. ................................................... 24,479 $ 990
Financials (1.2%):
ANZ Group Holdings Ltd.(a) .............................................. 91,234 1,670
QBE Insurance Group Ltd. ................................................ 67,051 926
2,596
Industrials (0.8%):
Brambles Ltd. ......................................................... 69,540 878
Qantas Airways Ltd. ..................................................... 179,978 1,026
1,904
Materials (1.0%):
Northern Star Resources Ltd.(a) ............................................ 91,719 1,059
Rio Tinto Ltd. ......................................................... 15,914 1,154
2,213
Real Estate (0.6%):
Charter Hall Group ...................................................... 70,246 716
Goodman Group ....................................................... 38,236 686
1,402
9,105
Belgium (0.5%):
Materials (0.5%):
Titan Cement International SA ............................................. 26,599 1,228
Brazil (1.3%):
Energy (0.3%):
PRIO SA(a) ........................................................... 94,800 661
Financials (0.4%):
Banco do Brasil SA ..................................................... 177,200 875
Industrials (0.4%):
Embraer SA(a) ......................................................... 71,300 822
Utilities (0.2%):
Equatorial Energia SA ................................................... 93,600 525
2,883
Canada (6.3%):
Consumer Discretionary (0.3%):
Gildan Activewear, Inc. .................................................. 13,188 583
Energy (0.9%):
ARC Resources Ltd. ..................................................... 32,993 663
Headwater Exploration, Inc. ............................................... 141,787 636
Suncor Energy, Inc. ..................................................... 21,937 849
2,148
Financials (2.6%):
Bank of Montreal ....................................................... 9,154 874
Brookfield Corp. ....................................................... 12,763 668
Canadian Imperial Bank of Commerce ........................................ 21,205 1,193
Fairfax Financial Holdings Ltd. ............................................. 1,245 1,800
Royal Bank of Canada ................................................... 11,364 1,280
5,815
Industrials (0.7%):
Element Fleet Management Corp. ........................................... 44,849 892
Finning International, Inc. ................................................. 23,891 672
1,564
Information Technology (0.5%):
Celestica, Inc.(a) ....................................................... 6,856 541

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
Value
(000)
Shopify, Inc., Class A(a) .................................................. 5,976 $ 569
1,110
Materials (1.3%):
Dundee Precious Metals, Inc. .............................................. 109,847 1,457
Lundin Mining Corp. .................................................... 102,600 831
Teck Resources Ltd., Class B .............................................. 19,072 695
2,983
14,203
Chile (0.5%):
Consumer Staples (0.5%):
Cencosud SA .......................................................... 346,205 1,058
China (8.4%):
Communication Services (1.8%):
Kuaishou Technology, Class W(a)(b) ......................................... 106,400 746
Tencent Holdings Ltd. ................................................... 52,600 3,361
4,107
Consumer Discretionary (2.8%):
Alibaba Group Holding Ltd., Class W ........................................ 173,400 2,869
BYD Co. Ltd. ......................................................... 26,000 1,317
Fuyao Glass Industry Group Co. Ltd., Class H(b) ................................ 102,000 730
JD.com, Inc., Class SW(a) ................................................ 72,150 1,484
6,400
Consumer Staples (0.6%):
Giant Biogene Holding Co. Ltd.(b) .......................................... 158,600 1,442
Financials (2.1%):
Agricultural Bank of China Ltd., Class H ...................................... 1,458,000 878
Bank of China Ltd., Class H ............................................... 2,034,275 1,229
China Construction Bank Corp., Class H ...................................... 1,188,000 1,053
PICC Property & Casualty Co. Ltd., Class H ................................... 794,000 1,470
4,630
Industrials (0.4%):
Sinotruk Hong Kong Ltd. ................................................. 297,500 808
Information Technology (0.3%):
Xiaomi Corp., Class W(a)(b) ............................................... 109,200 691
Materials (0.4%):
Zijin Mining Group Co. Ltd., Class H ........................................ 408,000 931
19,009
Denmark (0.6%):
Consumer Discretionary (0.6%):
Pandora A/S .......................................................... 8,414 1,290
France (7.5%):
Communication Services (0.7%):
Publicis Groupe SA ..................................................... 16,056 1,515
Consumer Discretionary (0.7%):
FDJ UNITED(b) ....................................................... 20,939 659
Renault SA ........................................................... 18,178 921
1,580
Energy (0.4%):
Technip Energies NV .................................................... 30,467 994
Financials (1.0%):
AXA SA ............................................................. 21,644 924
BNP Paribas SA ........................................................ 16,546 1,383
2,307
Health Care (0.8%):
BioMerieux ........................................................... 8,124 1,004

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
Value
(000)
Ipsen SA ............................................................. 6,540 $ 753
1,757
Industrials (2.4%):
Cie de Saint-Gobain SA .................................................. 16,971 1,690
Eiffage SA ............................................................ 6,502 757
Schneider Electric SE .................................................... 9,907 2,287
SPIE SA ............................................................. 18,093 774
5,508
Information Technology (0.3%):
Dassault Systemes SE .................................................... 18,010 686
Materials (0.4%):
Arkema SA ........................................................... 11,781 902
Real Estate (0.4%):
Klepierre SA .......................................................... 23,754 795
Utilities (0.4%):
Engie SA ............................................................. 47,829 932
16,976
Germany (5.9%):
Communication Services (1.3%):
Deutsche Telekom AG ................................................... 78,205 2,887
Consumer Staples (0.5%):
Henkel AG & Co. KGaA, Preference Shares .................................... 14,416 1,147
Financials (1.2%):
Allianz SE, Registered Shares .............................................. 2,827 1,082
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 2,782 1,757
2,839
Industrials (1.4%):
Siemens AG, Registered Shares ............................................. 13,481 3,113
Information Technology (0.9%):
SAP SE .............................................................. 7,834 2,099
Materials (0.6%):
Evonik Industries AG .................................................... 59,053 1,280
13,365
Greece (0.4%):
Financials (0.4%):
National Bank of Greece SA ............................................... 83,148 854
Hong Kong (1.2%):
Financials (0.9%):
BOC Hong Kong Holdings Ltd. ............................................ 285,500 1,156
Hong Kong Exchanges & Clearing Ltd. ....................................... 18,700 832
1,988
Utilities (0.3%):
Kunlun Energy Co. Ltd. .................................................. 690,000 674
2,662
India (4.3%):
Consumer Discretionary (0.3%):
Tata Motors Ltd. ....................................................... 84,314 661
Consumer Staples (0.3%):
Varun Beverages Ltd.(a) .................................................. 90,619 570
Energy (0.4%):
Reliance Industries Ltd. .................................................. 66,989 996
Financials (1.4%):
ICICI Bank Ltd. ........................................................ 109,208 1,717
Nippon Life India Asset Management Ltd.(b) ................................... 98,579 663

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
Value
(000)
Power Finance Corp. Ltd. ................................................. 173,316 $ 834
3,214
Health Care (0.2%):
Zydus Lifesciences Ltd. .................................................. 49,948 517
Information Technology (0.5%):
HCL Technologies Ltd. ................................................... 29,964 555
Wipro Ltd. ............................................................ 174,885 534
1,089
Materials (0.5%):
Hindalco Industries Ltd.(a) ................................................ 133,765 1,061
Real Estate (0.2%):
Oberoi Realty Ltd. ...................................................... 27,902 531
Utilities (0.5%):
Power Grid Corp. of India Ltd. ............................................. 314,714 1,065
9,704
Indonesia (0.2%):
Energy (0.2%):
PT United Tractors Tbk .................................................. 387,600 550
Ireland (0.8%):
Financials (0.4%):
Bank of Ireland Group PLC ............................................... 70,134 829
Industrials (0.4%):
AerCap Holdings NV .................................................... 8,911 910
1,739
Israel (0.3%):
Information Technology (0.3%):
Nice Ltd.(a) ........................................................... 4,065 628
Italy (2.3%):
Consumer Discretionary (1.0%):
Ferrari NV ............................................................ 1,551 662
PRADA SpA .......................................................... 222,000 1,545
2,207
Health Care (0.4%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 16,484 934
Industrials (0.5%):
Leonardo SpA ......................................................... 23,171 1,128
Utilities (0.4%):
Enel SpA ............................................................. 114,763 931
5,200
Japan (15.1%):
Communication Services (0.7%):
Konami Group Corp. .................................................... 12,500 1,476
Consumer Discretionary (2.8%):
Asics Corp. ........................................................... 48,800 1,035
Sony Group Corp. ...................................................... 93,400 2,364
Sumitomo Electric Industries Ltd. ........................................... 55,900 933
Suzuki Motor Corp. ..................................................... 93,600 1,149
Toyota Motor Corp. ..................................................... 45,300 801
6,282
Consumer Staples (0.8%):
Asahi Group Holdings Ltd. ................................................ 68,200 872
Toyo Suisan Kaisha Ltd. .................................................. 14,700 870
1,742
Financials (2.8%):
Mizuho Financial Group, Inc. .............................................. 63,710 1,749

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
Value
(000)
ORIX Corp. ........................................................... 39,300 $ 821
Sumitomo Mitsui Financial Group, Inc. ....................................... 101,275 2,604
Tokio Marine Holdings, Inc. ............................................... 32,300 1,257
6,431
Health Care (1.2%):
Otsuka Holdings Co. Ltd. ................................................. 24,900 1,298
Shionogi & Co. Ltd. ..................................................... 53,400 806
Terumo Corp. ......................................................... 36,300 683
2,787
Industrials (3.4%):
Central Japan Railway Co. ................................................ 30,400 580
Fuji Electric Co. Ltd. .................................................... 18,300 782
Fujikura Ltd. .......................................................... 21,700 804
Hitachi Ltd. ........................................................... 47,100 1,106
ITOCHU Corp. ........................................................ 44,000 2,043
Komatsu Ltd. .......................................................... 49,500 1,450
Mitsubishi Heavy Industries Ltd. ............................................ 50,500 867
7,632
Information Technology (2.3%):
Canon, Inc. ........................................................... 24,400 761
Disco Corp. ........................................................... 3,400 695
NEC Corp.(a) ......................................................... 96,000 2,045
SCREEN Holdings Co. Ltd. ............................................... 11,800 770
Yokogawa Electric Corp. ................................................. 45,300 884
5,155
Materials (0.7%):
Nippon Steel Corp.(c) .................................................... 40,700 871
Tosoh Corp. ........................................................... 57,700 794
1,665
Real Estate (0.4%):
Daiwa House Industry Co. Ltd. ............................................. 26,100 863
34,033
Luxembourg (0.3%):
Energy (0.3%):
Tenaris SA ............................................................ 35,939 703
Malaysia (0.3%):
Health Care (0.3%):
IHH Healthcare Bhd ..................................................... 401,700 627
Mexico (1.1%):
Consumer Staples (0.3%):
Arca Continental SAB de CV .............................................. 74,283 777
Energy (0.5%):
Vista Energy SAB de CV, ADR(a) ........................................... 22,346 1,040
Financials (0.3%):
Gentera SAB de CV ..................................................... 498,724 769
2,586
Netherlands (3.7%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 171,802 728
Consumer Discretionary (0.7%):
Prosus NV(a) .......................................................... 31,457 1,461
Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV ............................................ 31,146 1,163
Financials (1.0%):
Euronext NV(b) ........................................................ 9,930 1,441

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
Value
(000)
NN Group NV ......................................................... 15,479 $ 861
2,302
Health Care (0.5%):
Argenx SE(a) .......................................................... 1,619 955
Information Technology (0.7%):
ASML Holding NV ..................................................... 2,455 1,625
8,234
Norway (0.6%):
Consumer Staples (0.3%):
Mowi ASA ........................................................... 41,931 778
Energy (0.3%):
Equinor ASA .......................................................... 23,147 611
1,389
Portugal (0.4%):
Energy (0.4%):
Galp Energia SGPS SA ................................................... 47,962 840
Russian Federation (0.0%):
Energy (0.0%):
LUKOIL PJSC, ADR(a)(d)(e) .............................................. 8,489 —
Financials (0.0%):
Sberbank of Russia PJSC(a)(d)(e) ........................................... 220,230 —
—
Saudi Arabia (0.7%):
Communication Services (0.3%):
Etihad Etisalat Co. ...................................................... 42,650 694
Financials (0.4%):
Saudi Awwal Bank ...................................................... 87,653 875
1,569
Singapore (1.6%):
Communication Services (0.5%):
Sea Ltd., ADR(a) ....................................................... 8,235 1,075
Financials (0.6%):
DBS Group Holdings Ltd. ................................................. 38,780 1,332
Utilities (0.5%):
Sembcorp Industries Ltd. ................................................. 265,800 1,244
3,651
South Africa (0.5%):
Financials (0.5%):
Investec PLC .......................................................... 94,585 586
Sanlam Ltd. ........................................................... 129,170 583
1,169
South Korea (3.0%):
Consumer Discretionary (0.3%):
Kia Corp. ............................................................ 9,821 621
Financials (0.8%):
DB Insurance Co. Ltd. ................................................... 12,464 753
Hana Financial Group, Inc. ................................................ 29,006 1,185
1,938
Industrials (1.0%):
Hanwha Aerospace Co. Ltd. ............................................... 3,761 1,616
Hanwha Vision Co. Ltd.(a) ................................................ 4,166 163
Samsung E&A Co. Ltd. .................................................. 34,410 466
2,245
Information Technology (0.9%):
Samsung Electronics Co. Ltd. .............................................. 20,977 832

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
Value
(000)
SK Hynix, Inc. ......................................................... 8,750 $ 1,166
1,998
6,802
Spain (2.3%):
Energy (0.3%):
Repsol SA ............................................................ 54,198 720
Financials (1.5%):
Banco Santander SA ..................................................... 344,833 2,323
Bankinter SA .......................................................... 89,211 991
3,314
Utilities (0.5%):
Iberdrola SA .......................................................... 72,500 1,171
5,205
Sweden (1.4%):
Consumer Staples (0.5%):
Essity AB, Class B(c) .................................................... 40,400 1,149
Financials (0.4%):
Swedbank AB, A Shares(c) ................................................ 38,145 869
Industrials (0.5%):
Volvo AB, Class B(c) .................................................... 38,917 1,142
3,160
Switzerland (6.8%):
Consumer Staples (0.6%):
Coca-Cola HBC AG ..................................................... 30,922 1,400
Financials (0.9%):
Zurich Insurance Group AG ............................................... 2,918 2,037
Health Care (2.5%):
Novartis AG, Registered Shares ............................................. 33,105 3,678
Roche Holding AG ...................................................... 3,931 1,294
Sandoz Group AG ...................................................... 17,930 752
5,724
Industrials (0.8%):
ABB Ltd., Registered Shares ............................................... 21,906 1,131
Sulzer AG, Registered Shares .............................................. 4,062 693
1,824
Information Technology (0.3%):
Logitech International SA, Class R .......................................... 7,261 615
Materials (1.3%):
Glencore PLC ......................................................... 168,691 617
Holcim AG ........................................................... 21,697 2,336
2,953
Real Estate (0.4%):
PSP Swiss Property AG, Registered Shares ..................................... 4,899 766
15,319
Taiwan (4.5%):
Financials (0.3%):
CTBC Financial Holding Co. Ltd. ........................................... 618,000 743
Health Care (0.3%):
Bora Pharmaceuticals Co. Ltd. ............................................. 29,000 595
Information Technology (3.9%):
Elite Material Co. Ltd. ................................................... 48,000 804
MediaTek, Inc. ......................................................... 21,000 906
Quanta Computer, Inc. ................................................... 97,000 675
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 207,000 5,830

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
Value
(000)
Wiwynn Corp. ......................................................... 11,000 $ 557
8,772
10,110
Thailand (0.3%):
Communication Services (0.3%):
Advanced Info Service PCL, NVDR ......................................... 79,500 647
United Arab Emirates (0.5%):
Real Estate (0.5%):
Emaar Development PJSC ................................................ 356,414 1,183
United Kingdom (10.6%):
Communication Services (0.4%):
Informa PLC .......................................................... 84,276 845
Consumer Discretionary (0.4%):
Birkenstock Holding PLC(a) ............................................... 17,492 802
Consumer Staples (2.2%):
Coca-Cola Europacific Partners PLC ......................................... 10,615 924
Marks & Spencer Group PLC .............................................. 242,761 1,121
Tesco PLC ............................................................ 300,943 1,294
Unilever PLC ......................................................... 26,196 1,563
4,902
Energy (0.7%):
Harbour Energy PLC .................................................... 275,510 749
Shell PLC(a) .......................................................... 26,116 951
1,700
Financials (2.4%):
3i Group PLC ......................................................... 41,663 1,959
Barclays PLC ......................................................... 305,918 1,150
Standard Chartered PLC .................................................. 159,030 2,359
5,468
Health Care (1.6%):
AstraZeneca PLC ....................................................... 18,792 2,759
Hikma Pharmaceuticals PLC ............................................... 36,519 922
3,681
Industrials (1.4%):
easyJet PLC ........................................................... 111,531 641
RELX PLC ........................................................... 16,199 814
Rolls-Royce Holdings PLC(a) .............................................. 185,916 1,807
3,262
Information Technology (0.4%):
The Sage Group PLC .................................................... 53,402 838
Real Estate (0.3%):
The British Land Co. PLC ................................................ 141,908 679
Utilities (0.8%):
Drax Group PLC ....................................................... 123,562 934
National Grid PLC(a) .................................................... 60,925 794
1,728
23,905
Total Common Stocks (Cost $179,004) 221,586
Exchange-Traded Funds (0.8%)
United States (0.8%):
iShares Core MSCI EAFE ETF ............................................. 15,979 1,209
iShares Core MSCI Emerging Markets ETF .................................... 9,393 507
1,716
Total Exchange-Traded Funds (Cost $1,670) 1,716

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Name
Acquisition Date
Cost
LUKOIL PJSC, ADR .........................................
8/21/2019
$ 729
Sberbank of Russia PJSC ......................................
12/9/2016
752
Security Description Shares
Value
(000)
Collateral for Securities Loaned (1.5%)^
United States (1.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(f) ........ 840,093 $ 840
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(f) ............ 840,093 840
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(f) ................ 840,093 840
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(f) . 840,093 840
Total Collateral for Securities Loaned (Cost $3,360) 3,360
Total Investments (Cost $184,034) — 100.5% 226,662
Liabilities in excess of other assets — (0.5)% (1,117)
NET ASSETS - 100.00% $ 225,545
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was $6,372
(thousands) and amounted to 2.8% of net assets.
(c) All or a portion of this security is on loan.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2025 (amounts in thousands):
(e) Security was fair valued using significant unobservable inputs as of March 31, 2025.
(f) Rate disclosed is the daily yield on March 31, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.8%)
Australia (5.1%):
Consumer Discretionary (0.9%):
Corporate Travel Management Ltd. .......................................... 1,053,914 $ 9,217
JB Hi-Fi Ltd. .......................................................... 363,805 21,260
30,477
Energy (0.2%):
Paladin Energy Ltd.(a) ................................................... 2,091,844 6,772
Financials (1.1%):
AMP Ltd. ............................................................ 15,335,164 11,937
Bendigo & Adelaide Bank Ltd. ............................................. 1,899,727 12,709
Magellan Financial Group Ltd. ............................................. 2,308,495 11,131
35,777
Industrials (0.4%):
Ventia Services Group Pty Ltd. ............................................. 5,490,654 13,874
Information Technology (0.5%):
Technology One Ltd. .................................................... 997,531 17,542
Materials (1.2%):
Champion Iron Ltd. ..................................................... 2,082,923 6,365
Ramelius Resources Ltd.(a) ............................................... 16,334,578 24,477
Sandfire Resources Ltd.(a) ................................................ 1,438,597 9,396
40,238
Real Estate (0.4%):
Charter Hall Group ...................................................... 1,341,825 13,666
Utilities (0.4%):
AGL Energy Ltd. ....................................................... 1,680,462 11,089
169,435
Belgium (0.4%):
Consumer Staples (0.4%):
Colruyt Group NV ...................................................... 307,573 12,634
Canada (9.7%):
Communication Services (0.6%):
IMAX Corp.(a) ........................................................ 704,162 18,555
Consumer Discretionary (0.4%):
Gildan Activewear, Inc. .................................................. 258,509 11,430
Energy (1.9%):
Headwater Exploration, Inc.(b) ............................................. 3,087,076 13,838
NuVista Energy Ltd.(a) ................................................... 1,423,457 13,454
Secure Waste Infrastructure Corp. ........................................... 1,244,710 13,564
Vermilion Energy, Inc.(b) ................................................. 1,172,806 9,495
Whitecap Resources, Inc.(b) ............................................... 1,944,025 12,511
62,862
Financials (0.4%):
EQB, Inc.(b) .......................................................... 203,760 13,813
Health Care (0.0%):(c)
Tilray Brands, Inc.(a)(b) .................................................. 2   —(d)
Industrials (1.6%):
AtkinsRealis Group, Inc. .................................................. 268,825 12,773
Bombardier, Inc., Class B(a) ............................................... 209,550 11,793
Finning International, Inc. ................................................. 653,343 18,385
MDA Space Ltd.(a) ..................................................... 522,688 9,986
52,937
Information Technology (1.3%):
Celestica, Inc.(a) ....................................................... 466,545 36,807

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
Value
(000)
Lightspeed Commerce, Inc.(a) .............................................. 848,691 $ 7,426
44,233
Materials (2.7%):
Agnico Eagle Mines Ltd. ................................................. 1   —(d)
Alamos Gold, Inc. ...................................................... 418,417 11,181
Dundee Precious Metals, Inc. .............................................. 2,410,386 31,962
Lundin Gold, Inc. ....................................................... 340,296 10,538
Methanex Corp. ........................................................ 334,617 11,734
OceanaGold Corp. ...................................................... 6,739,041 22,481
87,896
Real Estate (0.5%):
Boardwalk Real Estate Investment Trust ...................................... 377,778 17,617
Utilities (0.3%):
Boralex, Inc., Class A .................................................... 551,383 11,082
320,425
Denmark (3.0%):
Consumer Discretionary (0.6%):
Pandora A/S .......................................................... 130,183 19,954
Financials (0.5%):
Jyske Bank A/S, Registered Shares .......................................... 199,056 15,953
Health Care (0.7%):
Ascendis Pharma A/S, ADR(a) ............................................. 82,381 12,840
Bavarian Nordic A/S(a) .................................................. 541,928 11,800
24,640
Industrials (0.9%):
ISS A/S(b) ............................................................ 499,490 11,471
ROCKWOOL A/S, Class B ................................................ 40,341 16,723
28,194
Information Technology (0.3%):
Netcompany Group A/S(a)(b)(e) ............................................ 259,903 9,733
98,474
Finland (1.2%):
Health Care (0.5%):
Orion Oyj, Class B ...................................................... 302,118 17,943
Industrials (0.7%):
Konecranes Oyj ........................................................ 362,817 23,217
41,160
France (7.8%):
Consumer Discretionary (1.5%):
Accor SA ............................................................ 363,275 16,566
FDJ UNITED(e) ....................................................... 409,288 12,877
Renault SA ........................................................... 427,657 21,662
51,105
Energy (1.1%):
Technip Energies NV .................................................... 602,434 19,654
Vallourec SACA(a) ..................................................... 833,192 15,686
35,340
Health Care (0.6%):
Ipsen SA ............................................................. 104,539 12,040
Virbac SACA .......................................................... 27,265 8,703
20,743
Industrials (2.7%):
Eiffage SA ............................................................ 200,073 23,292
Elis SA .............................................................. 890,966 19,896
Rexel SA ............................................................. 348,044 9,379
SPIE SA ............................................................. 588,936 25,194

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
Value
(000)
Teleperformance SE ..................................................... 109,652 $ 11,025
88,786
Information Technology (0.6%):
Sopra Steria Group ...................................................... 98,659 18,336
Materials (0.5%):
Arkema SA ........................................................... 234,460 17,951
Real Estate (0.8%):
Klepierre SA .......................................................... 776,823 25,999
258,260
Germany (5.4%):
Communication Services (2.0%):
CTS Eventim AG & Co. KGaA ............................................. 195,866 19,648
Freenet AG ........................................................... 623,108 23,750
Scout24 SE(e) ......................................................... 212,432 22,244
65,642
Consumer Discretionary (0.8%):
TUI AG(a) ............................................................ 2,046,942 14,119
Zalando SE(a)(e) ....................................................... 314,855 10,920
25,039
Industrials (0.7%):
GEA Group AG ........................................................ 243,594 14,807
Nordex SE(a)(b) ....................................................... 641,148 9,900
24,707
Information Technology (1.0%):
Bechtle AG ........................................................... 297,257 11,102
SUSS MicroTec SE ..................................................... 265,758 9,962
TeamViewer SE(a)(e) .................................................... 1,011,822 13,207
34,271
Materials (0.3%):
Evonik Industries AG .................................................... 443,620 9,616
Real Estate (0.6%):
TAG Immobilien AG(a) .................................................. 1,462,636 19,942
179,217
Hong Kong (1.3%):
Consumer Discretionary (0.3%):
Yue Yuen Industrial Holdings Ltd. ........................................... 6,142,500 9,869
Health Care (0.7%):
The United Laboratories International Holdings Ltd. .............................. 12,100,000 22,772
Real Estate (0.3%):
Kerry Properties Ltd. .................................................... 3,822,500 9,019
41,660
Ireland (0.6%):
Consumer Discretionary (0.3%):
Dalata Hotel Group PLC .................................................. 1,990,178 11,191
Industrials (0.3%):
DCC PLC ............................................................ 125,456 8,383
19,574
Isle of Man (0.3%):
Consumer Discretionary (0.3%):
Playtech PLC(a) ........................................................ 1,091,165 9,819
Italy (5.1%):
Consumer Discretionary (1.0%):
Brunello Cucinelli SpA ................................................... 89,944 10,332
De' Longhi SpA ........................................................ 368,968 12,238

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
Value
(000)
Lottomatica Group SpA .................................................. 522,906 $ 10,555
33,125
Financials (1.5%):
Azimut Holding SpA .................................................... 512,741 14,355
Banca Monte dei Paschi di Siena SpA(b) ...................................... 2,337,118 18,586
BPER Banca SPA ....................................................... 2,335,580 18,332
51,273
Health Care (0.3%):
DiaSorin SpA ......................................................... 101,282 10,057
Industrials (0.4%):
Iveco Group NV ....................................................... 757,126 12,444
Information Technology (0.6%):
Reply SpA ............................................................ 113,379 18,570
Materials (0.9%):
Buzzi SpA ............................................................ 592,683 28,517
Utilities (0.4%):
Iren SpA ............................................................. 4,942,812 12,604
166,590
Japan (23.1%):
Communication Services (0.3%):
Anycolor, Inc. ......................................................... 456,800 9,877
Consumer Discretionary (4.3%):
ABC-Mart, Inc. ........................................................ 652,000 12,166
Adastria Co. Ltd.(b) ..................................................... 452,700 8,639
NHK Spring Co. Ltd. .................................................... 1,400,200 15,157
Resorttrust, Inc. ........................................................ 1,270,600 12,408
Round One Corp. ....................................................... 2,639,900 17,363
Sankyo Co. Ltd. ........................................................ 1,520,900 22,228
Sumitomo Forestry Co. Ltd. ............................................... 312,800 9,432
Takashimaya Co. Ltd. .................................................... 1,538,400 12,515
Toyo Tire Corp. ........................................................ 880,800 16,178
Toyoda Gosei Co. Ltd. ................................................... 776,500 14,045
140,131
Consumer Staples (1.6%):
Lion Corp. ............................................................ 841,400 9,935
Morinaga Milk Industry Co. Ltd. ............................................ 554,200 11,518
Nissui Corp. .......................................................... 2,707,700 16,327
Toyo Suisan Kaisha Ltd. .................................................. 276,500 16,366
54,146
Financials (2.4%):
Credit Saison Co. Ltd. ................................................... 1,022,500 24,306
Fuyo General Lease Co. Ltd. ............................................... 394,500 10,191
Mebuki Financial Group, Inc. .............................................. 5,082,300 24,948
Yamaguchi Financial Group, Inc. ............................................ 1,752,300 20,809
80,254
Health Care (1.7%):
Jeol Ltd. ............................................................. 408,800 12,668
Santen Pharmaceutical Co. Ltd. ............................................. 1,563,700 14,895
Sawai Group Holdings Co. Ltd.(b) ........................................... 1,053,400 14,027
Tsumura & Co. ........................................................ 445,700 12,929
54,519
Industrials (6.0%):
Ebara Corp. ........................................................... 918,700 13,985
GS Yuasa Corp.(b) ...................................................... 606,500 9,719
INFRONEER Holdings, Inc. ............................................... 1,451,700 11,729
Kanadevia Corp. ....................................................... 1,400,700 8,628
Kandenko Co. Ltd. ...................................................... 582,100 10,483

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
Value
(000)
Kinden Corp. .......................................................... 494,300 $ 11,086
Meidensha Corp. ....................................................... 327,600 9,556
NIPPON EXPRESS HOLDINGS, Inc. ........................................ 724,700 13,202
Nitto Boseki Co. Ltd.(b) .................................................. 320,300 9,080
Park24 Co. Ltd. ........................................................ 1,081,600 14,939
Sanwa Holdings Corp. ................................................... 1,125,100 36,109
Senko Group Holdings Co. Ltd. ............................................. 1,094,800 11,035
SWCC Corp.(b) ........................................................ 294,800 12,355
Takeuchi Manufacturing Co. Ltd. ........................................... 336,000 11,546
TechnoPro Holdings, Inc. ................................................. 633,100 14,022
197,474
Information Technology (2.3%):
Azbil Corp. ........................................................... 1,538,000 11,949
Dentsu Soken, Inc. ...................................................... 256,800 10,463
Dexerials Corp. ........................................................ 704,600 8,729
Horiba Ltd. ........................................................... 153,700 10,319
Nippon Electric Glass Co. Ltd. ............................................. 537,400 12,544
Tokyo Seimitsu Co. Ltd. .................................................. 294,400 15,946
Ulvac, Inc. ............................................................ 204,300 7,049
76,999
Materials (2.4%):
Daicel Corp. .......................................................... 1,755,500 15,297
Daido Steel Co. Ltd. ..................................................... 1,231,200 9,823
Kaneka Corp. .......................................................... 334,300 8,538
Mitsubishi Gas Chemical Co., Inc.(b) ........................................ 793,200 12,394
Mitsui Mining & Smelting Co. Ltd. .......................................... 391,100 11,458
Rengo Co. Ltd. ........................................................ 1,002,600 5,322
Sumitomo Bakelite Co. Ltd. ............................................... 430,100 9,647
Taiheiyo Cement Corp. ................................................... 266,400 6,976
79,455
Real Estate (1.8%):
Invincible Investment Corp. ............................................... 30,909 13,026
KDX Realty Investment Corp. .............................................. 6,399 6,310
Nippon Accommodations Fund, Inc.(b) ....................................... 9,893 7,187
Tokyo Tatemono Co. Ltd. ................................................. 866,100 14,667
Tokyu Fudosan Holdings Corp. ............................................. 2,424,900 16,272
57,462
Utilities (0.3%):
Tohoku Electric Power Co., Inc. ............................................ 1,301,700 8,983
759,300
Luxembourg (0.5%):
Communication Services (0.5%):
Millicom International Cellular SA .......................................... 502,839 15,221
Netherlands (2.3%):
Financials (1.5%):
ASR Nederland NV ..................................................... 348,117 20,011
Euronext NV(e) ........................................................ 186,168 27,016
47,027
Industrials (0.4%):
Fugro NV ............................................................ 957,213 13,818
Information Technology (0.4%):
BE Semiconductor Industries NV ........................................... 130,619 13,649
74,494
Norway (0.2%):
Industrials (0.2%):
Wallenius Wilhelmsen ASA ............................................... 840,741 5,842

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
Value
(000)
Singapore (1.1%):
Real Estate (0.4%):
Keppel DC REIT ....................................................... 9,561,500 $ 15,236
Utilities (0.7%):
Sembcorp Industries Ltd. ................................................. 4,669,500 21,858
37,094
South Africa (0.4%):
Financials (0.4%):
Investec PLC .......................................................... 2,172,586 13,458
South Korea (4.7%):
Communication Services (0.3%):
SOOP Co. Ltd. ......................................................... 155,204 8,630
Consumer Staples (0.3%):
Kolmar Korea Co. Ltd. ................................................... 199,005 8,550
Health Care (1.5%):
Classys, Inc. .......................................................... 481,465 18,592
Hugel, Inc.(a) ......................................................... 52,749 12,038
PharmaResearch Co. Ltd. ................................................. 85,547 19,462
50,092
Industrials (1.5%):
HD Hyundai Electric Co. Ltd. .............................................. 35,712 7,289
Hyosung Heavy Industries Corp. ............................................ 37,371 11,150
Hyundai Rotem Co. Ltd. .................................................. 312,998 22,514
Samsung E&A Co. Ltd. .................................................. 583,153 7,892
48,845
Information Technology (0.5%):
Isu Petasys Co. Ltd. ..................................................... 343,196 8,588
LEENO Industrial, Inc. ................................................... 66,098 8,602
17,190
Materials (0.6%):
LOTTE Fine Chemical Co. Ltd. ............................................ 217,923 5,512
Poongsan Corp. ........................................................ 352,235 14,984
20,496
153,803
Spain (3.3%):
Financials (1.6%):
Bankinter SA(b) ........................................................ 3,076,205 34,189
Mapfre SA ............................................................ 6,397,569 19,709
53,898
Industrials (0.4%):
Logista Integral SA ..................................................... 456,094 14,494
Information Technology (0.7%):
Indra Sistemas SA(b) .................................................... 766,028 22,204
Real Estate (0.6%):
Merlin Properties Socimi SA ............................................... 1,824,146 19,456
110,052
Sweden (2.7%):
Financials (0.6%):
Avanza Bank Holding AB(b) ............................................... 708,818 21,659
Industrials (1.2%):
Loomis AB ........................................................... 355,326 14,397
NCC AB, Class B ....................................................... 716,821 13,607
Storskogen Group AB, Class B ............................................. 9,479,314 12,334
40,338

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
Value
(000)
Materials (0.4%):
Billerud Aktiebolag ..................................................... 1,205,907 $ 12,455
Real Estate (0.5%):
Wihlborgs Fastigheter AB ................................................. 1,644,511 16,160
90,612
Switzerland (7.9%):
Consumer Discretionary (0.4%):
Avolta AG ............................................................ 273,097 11,965
Consumer Staples (0.9%):
Coca-Cola HBC AG ..................................................... 652,509 29,546
Financials (1.1%):
Swissquote Group Holding SA, Registered Shares ............................... 83,298 35,988
Health Care (1.1%):
Galenica AG(e) ........................................................ 222,437 20,020
Siegfried Holding AG, Registered Shares ...................................... 15,228 15,651
35,671
Industrials (2.2%):
Accelleron Industries AG ................................................. 329,348 15,274
Bucher Industries AG, Registered Shares ...................................... 11,048 4,638
DKSH Holding AG ..................................................... 173,675 13,228
Flughafen Zurich AG, Registered Shares ...................................... 42,341 10,047
Sulzer AG, Registered Shares .............................................. 163,850 27,953
71,140
Information Technology (0.6%):
Logitech International SA, Class R .......................................... 103,154 8,743
Temenos AG, Registered Shares ............................................ 162,259 12,601
21,344
Materials (0.5%):
Clariant AG, Registered Shares(b) ........................................... 1,497,591 16,234
Real Estate (0.8%):
PSP Swiss Property AG, Registered Shares ..................................... 172,502 26,955
Utilities (0.3%):
BKW AG ............................................................ 56,517 9,887
258,730
United Kingdom (11.7%):
Communication Services (0.3%):
Rightmove PLC ........................................................ 1,202,242 10,702
Consumer Discretionary (1.5%):
Barratt Redrow PLC ..................................................... 2,415,303 13,284
Currys PLC(a) ......................................................... 8,498,965 9,567
Deliveroo PLC(a)(e) ..................................................... 5,661,676 8,737
Inchcape PLC ......................................................... 1,045,685 9,060
Trainline PLC(a)(e) ..................................................... 2,562,997 9,090
49,738
Consumer Staples (1.1%):
Cranswick PLC ........................................................ 211,811 13,462
Marks & Spencer Group PLC .............................................. 2,105,676 9,720
Nomad Foods Ltd. ...................................................... 679,940 13,361
36,543
Energy (0.4%):
Harbour Energy PLC .................................................... 4,703,523 12,788
Financials (2.3%):
Beazley PLC .......................................................... 2,385,207 28,721
Intermediate Capital Group PLC ............................................ 609,053 15,509
OSB Group PLC ....................................................... 2,071,770 11,585

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
Value
(000)
St James's Place PLC .................................................... 1,443,020 $ 18,340
74,155
Health Care (0.9%):
ConvaTec Group PLC(e) ................................................. 3,967,852 13,252
Hikma Pharmaceuticals PLC ............................................... 705,520 17,820
31,072
Industrials (2.4%):
Babcock International Group PLC ........................................... 1,876,195 17,653
Balfour Beatty PLC ..................................................... 2,985,467 16,802
easyJet PLC ........................................................... 1,557,837 8,956
IMI PLC ............................................................. 523,128 12,866
JET2 PLC ............................................................ 652,652 10,486
The Weir Group PLC .................................................... 368,363 11,126
77,889
Information Technology (0.8%):
Computacenter PLC ..................................................... 405,987 12,891
Softcat PLC ........................................................... 347,793 7,127
Spectris PLC .......................................................... 227,992 6,878
26,896
Materials (0.4%):
Endeavour Mining PLC .................................................. 529,025 12,714
Real Estate (1.3%):
LondonMetric Property PLC(a) ............................................. 5,541,744 13,157
The British Land Co. PLC ................................................ 3,268,055 15,644
Tritax Big Box REIT PLC ................................................. 7,788,645 14,131
42,932
Utilities (0.3%):
Drax Group PLC ....................................................... 1,516,093 11,457
386,886
Total Common Stocks (Cost $2,640,950) 3,222,740
Exchange-Traded Funds (0.4%)
United States (0.4%):
Vanguard FTSE Developed Markets ETF ...................................... 288,539 14,666
Total Exchange-Traded Funds (Cost $14,695) 14,666
Collateral for Securities Loaned (2.8%)^
United States (2.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(f) ........ 22,931,254 22,932
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(f) ............ 22,931,254 22,931
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(f) ................ 22,931,254 22,931
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(f) . 22,931,254 22,931
Total Collateral for Securities Loaned (Cost $91,725) 91,725
Total Investments (Cost $2,747,370) — 101.0% 3,329,131
Liabilities in excess of other assets — (1.0)% (35,381)
NET ASSETS - 100.00% $ 3,293,750
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rounds to less than $1 thousand.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$147,096 (thousands) and amounted to 4.5% of net assets.
(f) Rate disclosed is the daily yield on March 31, 2025.

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (8.7%)
ABS Auto (5.2%):
ARI Fleet Lease Trust, Series 2025-A, Class A3, 4.46%, 1/17/34, Callable 9/15/28 @ 100(a) . $ 35 $ 35
CarMax Auto Owner Trust, Series 2024-2, Class B, 5.69%, 11/15/29, Callable 12/15/27 @ 100 50 51
Chase Auto Owner Trust ..................................................
Series 2024-1A, Class A4, 5.05%, 10/25/29, Callable 2/25/28 @ 100(a) ............ 100 102
Series 2024-2A, Class B, 5.55%, 1/25/30, Callable 12/25/27 @ 100(a) ............. 50 51
Series 2024-3A, Class A4, 5.08%, 12/25/29, Callable 2/25/28 @ 100(a) ............ 50 51
Series 2024-4A, Class B, 5.23%, 4/25/30, Callable 2/25/28 @ 100(a) .............. 50 51
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36, Callable 6/15/27 @
100(a) ........................................................... 34 34
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 9/15/28 @
100(a) ........................................................... 50 51
Enterprise Fleet Financing LLC .............................................
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 7/20/27 @ 100(a) .............. 50 52
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 34 35
First Investors Auto Owner Trust, Series 2021-1A, Class E, 3.35%, 4/15/27, Callable 4/15/25
@ 100(a) ......................................................... 50 50
Foursight Capital Automobile Receivables Trust .................................
Series 2021-2, Class E, 3.35%, 10/15/27, Callable 4/15/25 @ 100(a) .............. 175 175
Series 2023-1, Class A3, 5.39%, 12/15/27, Callable 1/15/27 @ 100(a) ............. 105 105
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71%, 4/15/30, Callable
4/15/30 @ 100(a) ................................................... 46 46
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class B, 5.00%,
8/16/30, Callable 3/16/28 @ 100 ........................................ 50 50
LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 10/15/27 @
100(a) ........................................................... 50 51
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A4, 4.89%, 7/15/32, Callable
1/15/29 @ 100(a) ................................................... 36 37
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A4, 4.92%, 4/15/31, Callable
9/15/28 @ 100 ..................................................... 40 40
PenFed Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.75%, 3/15/30, Callable
1/15/29 @ 100(a) ................................................... 50 50
Santander Drive Auto Receivables Trust .......................................
Series 2022-2, Class B, 3.44%, 9/15/27, Callable 6/15/26 @ 100 ................. 71 71
Series 2023-1, Class B, 4.98%, 2/15/28, Callable 1/15/27 @ 100 ................. 121 121
SBNA Auto Receivables Trust ..............................................
Series 2024-A, Class A4, 5.21%, 4/16/29, Callable 5/15/28 @ 100(a) .............. 50 50
Series 2024-A, Class B, 5.29%, 9/17/29, Callable 5/15/28 @ 100(a) ............... 50 50
SCCU Auto Receivables Trust, Series 2024-1A, Class B, 5.33%, 7/15/30, Callable 12/15/27 @
100(a) ........................................................... 40 40
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.04%, 7/25/31, Callable
4/25/28 @ 100(a) ................................................... 31 31
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class B, 5.38%, 1/21/31, Callable
4/20/28 @ 100(a) ................................................... 42 43
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 8/20/25 @ 100(a) ............... 100 101
Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 11/20/25 @ 100(a) ............. 89 90
Toyota Auto Receivables Owner Trust, Series 2024-D, Class A4, 4.43%, 4/15/30, Callable
6/15/28 @ 100 ..................................................... 50 50
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 62 63
Westlake Automobile Receivables Trust .......................................
Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 2/15/26 @ 100(a) .............. 42 42
Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 1/15/27 @ 100(a) .............. 250 251
Series 2023-2A, Class B, 6.14%, 3/15/28, Callable 1/15/27 @ 100(a) .............. 200 201
Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class B, 4.84%, 6/21/39(a) ......... 42 42
2,363
ABS Card (1.3%):
American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15%, 9/15/30 .... 100 103
BA Credit Card Trust ....................................................
Series 2023-A2, Class A2, 4.98%, 11/15/28 ................................ 61 62
Series 2024-A1, Class A, 4.93%, 5/15/29 .................................. 50 51
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2, 1.39%, 7/15/30 ....... 73 66

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/16/29(a) ....................... $ 25 $ 25
Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 1/15/31 ...................... 75 76
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30 ......... 100 99
Master Credit Card Trust II, Series 2023-4A, Class C, 7.53%, 10/21/32(a) .............. 127 133
615
ABS Home (0.1%):
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 5.75%
(TSFR1M+143bps), 10/25/32, Callable 4/25/25 @ 100(b) ...................... 41 44
ABS Other (2.1%):
Barings Equipment Finance LLC, Series 2025-A, Class A4, 5.02%, 6/13/50, Callable 8/13/30
@ 100(a) ......................................................... 50 51
CCG Receivables Trust, Series 2023-2, Class B, 6.21%, 4/14/32, Callable 9/14/27 @ 100(a) . 50 52
Crossroads Asset Trust, Series 2024-A, Class B, 5.94%, 8/20/30, Callable 3/20/28 @ 100(a) . 42 43
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49(a) ....... 46 44
Dell Equipment Finance Trust, Series 2024-1, Class B, 5.53%, 3/22/30, Callable 6/22/26 @
100(a) ........................................................... 100 101
DLLAD LLC, Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 2/20/29 @ 100(a) ...... 48 50
DLLMT LLC, Series 2024-1A, Class A4, 4.98%, 4/20/32, Callable 5/20/28 @ 100(a) ...... 35 35
GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A4, 4.58%, 1/15/32,
Callable 5/15/29 @ 100(a) ............................................ 35 35
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31, Callable 12/20/26 @
100(a) ........................................................... 200 202
John Deere Owner Trust, Series 2024-C, Class A4, 4.15%, 8/15/31, Callable 6/15/28 @ 100 . 33 33
Kubota Credit Owner Trust, Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 5/15/28 @
100(a) ........................................................... 32 33
M&T Equipment LEAF Notes, Series 2024-1A, Class A4, 4.94%, 8/18/31, Callable 7/16/28 @
100(a) ........................................................... 40 40
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable
8/15/25 @ 100(a) ................................................... 16 16
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable 3/20/28 @ 100(a) ............ 50 51
Series 2025-1A, Class A3, 5.04%, 7/20/32, Callable 11/20/28 @ 100(a) ............ 29 29
SCF Equipment Leasing LLC, Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 11/20/26 @
100(a) ........................................................... 43 44
VB-S1 Issuer LLC - VBTEL, Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @
100(a) ........................................................... 34 34
Volvo Financial Equipment LLC, Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 7/15/28
@ 100(a) ......................................................... 45 45
938
Total Asset-Backed Securities (Cost $3,905)
a
a
a
3,960
Collateralized Mortgage Obligations (6.1%)
Agency CMO Other (0.8%):
Federal Home Loan Mortgage Corporation, Series 4395, Class PA, 2.50%, 4/15/37 ........ 92 88
Federal National Mortgage Association .......................................
Series 2005-19, Class PB, 5.50%, 3/25/35 ................................. 114 117
Series 2011-21, Class PA, 4.50%, 5/25/40 ................................. 92 92
Series 2013-81, Class KA, 2.75%, 9/25/42 ................................. 90 86
383
Agency Commercial MBS (0.2%):
Federal Home Loan Mortgage Corporation, Series K146, Class A2, 2.92%, 6/25/32, Callable
6/25/32 @ 100 ..................................................... 50 45
Federal National Mortgage Association, Series 2022-M12, Class A, 3.10%, 12/25/28(c) ..... 50 48
93
Commercial MBS (5.1%):
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100 ........... 290 252
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 5/10/58, Callable
11/10/26 @ 100 .................................................... 163 161
Citigroup Commercial Mortgage Trust ........................................
Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 5/10/26 @ 100 ............. 463 460

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable 7/10/26 @ 100 ............... $ 244 $ 237
COMM Mortgage Trust, Series 2024-277P, Class A, 6.34%, 8/10/44(a)(d) .............. 40 42
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable
8/15/25 @ 100 ..................................................... 91 91
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 5/10/26 @
100 ............................................................. 162 159
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.46%, 2/5/45(a)(c)(d) ......... 33 34
IRV Trust, Series 2025-200P, Class A, 5.29%, 3/14/47, Callable 2/14/35 @ 100(a)(c)(d) .... 40 40
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%,
8/15/49, Callable 7/15/26 @ 100 ........................................ 376 366
JPMBB Commercial Mortgage Securities Trust .................................
Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100 .............. 127 126
Series 2016-C1, Class A5, 3.58%, 3/17/49, Callable 2/15/26 @ 100 ............... 100 99
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)(d) ................ 35 31
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4, 2.92%, 11/15/49,
Callable 10/15/26 @ 100 ............................................. 200 194
2,292
Total Collateralized Mortgage Obligations (Cost $2,852)
a
a
a
2,768
Corporate Bonds (24.5%)
Communication Services (1.6%):
AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100 ............................ 100 92
Comcast Corp., 3.45%, 2/1/50, Callable 8/1/49 @ 100 ............................ 250 173
Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100 .............. 100 90
T-Mobile US, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100 ........................ 250 239
Verizon Communications, Inc., 3.55%, 3/22/51, Callable 9/22/50 @ 100 ................ 200 143
737
Consumer Discretionary (1.2%):
D.R. Horton, Inc., 5.00%, 10/15/34, Callable 7/15/34 @ 100 ........................ 45 44
Daimler Truck Finance North America LLC, 5.38%, 1/13/32, Callable 11/13/31 @ 100(a) ... 40 40
Genuine Parts Co.
4.95%, 8/15/29, Callable 7/15/29 @ 100 .................................. 50 50
2.75%, 2/1/32, Callable 11/1/31 @ 100 ................................... 48 41
Marriott International, Inc., 5.50%, 4/15/37, Callable 1/15/37 @ 100 .................. 45 44
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100 ............................. 167 153
O'Reilly Automotive, Inc., 4.70%, 6/15/32, Callable 3/15/32 @ 100 ................... 99 97
Tapestry, Inc., 5.50%, 3/11/35, Callable 12/11/34 @ 100 ........................... 40 40
Volkswagen Group of America Finance LLC, 6.45%, 11/16/30, Callable 9/16/30 @ 100(a) .. 40 42
551
Consumer Staples (2.3%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 ........................ 105 105
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100 ......................... 100 88
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 100 99
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34, Callable 3/1/34 @ 100 .................. 50 51
Keurig Dr. Pepper, Inc., 4.50%, 4/15/52, Callable 10/15/51 @ 100 .................... 100 83
Mars, Inc., 5.65%, 5/1/45, Callable 11/1/44 @ 100(a) ............................. 45 45
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 200 175
Sysco Corp., 5.40%, 3/23/35, Callable 12/23/34 @ 100 ............................ 35 35
The Campbell's Company, 5.20%, 3/21/29, Callable 2/21/29 @ 100 ................... 57 58
The Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100 ................. 105 82
The Hershey Co., 5.10%, 2/24/35, Callable 11/24/34 @ 100 ........................ 40 40
The J.M. Smucker Co., 6.20%, 11/15/33, Callable 8/15/33 @ 100 .................... 100 107
The Kroger Co., 5.00%, 9/15/34, Callable 6/15/34 @ 100 .......................... 75 73
1,041
Energy (2.6%):
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54, Callable 4/15/54 @ 100 ................................. 50 48
6.20%, 1/15/55, Callable 7/15/54 @ 100 .................................. 45 47
Energy Transfer LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100 ........................ 100 95
Enterprise Products Operating LLC, 4.95%, 2/15/35, Callable 11/15/34 @ 100 ........... 50 49

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Evergy Missouri West, Inc., 5.65%, 6/1/34, Callable 3/1/34 @ 100(a) .................. $ 50 $ 51
MPLX LP
4.00%, 3/15/28, Callable 12/15/27 @ 100 ................................. 150 147
5.40%, 4/1/35, Callable 1/1/35 @ 100 .................................... 35 34
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) ................. 201 179
ONEOK, Inc., 5.05%, 11/1/34, Callable 8/1/34 @ 100 ............................. 45 44
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100 ............... 251 218
Plains All American Pipeline LP, 5.95%, 6/15/35, Callable 3/15/35 @ 100 .............. 40 41
Tampa Electric Co., 5.15%, 3/1/35, Callable 12/1/34 @ 100 ........................ 35 35
Targa Resources Corp., 5.55%, 8/15/35, Callable 5/15/35 @ 100 ..................... 45 45
Valero Energy Corp., 5.15%, 2/15/30, Callable 1/15/30 @ 100 ....................... 45 45
Western Midstream Operating LP, 4.05%, 2/1/30, Callable 11/1/29 @ 100 .............. 88 84
1,162
Financials (5.7%):
200 Park Funding Trust, 5.74%, 2/15/55, Callable 8/15/54 @ 100(a) .................. 50 49
American Express Co., 5.28% (SOFR+142bps), 7/26/35, Callable 7/26/34 @ 100(b) ....... 50 50
American Honda Finance Corp., 5.20%, 3/5/35 .................................. 35 35
American National Global Funding, 5.55%, 1/28/30(a) ............................ 28 28
Bank of America Corp., 2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(b) .... 200 172
Capital One Financial Corp., 2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(b) ... 45 37
Citizens Financial Group, Inc.
2.50%, 2/6/30, Callable 11/6/29 @ 100 ................................... 75 67
5.25% (SOFR+126bps), 3/5/31, Callable 3/5/30 @ 100(b) ...................... 20 20
CNO Global Funding, 4.95%, 9/9/29(a) ....................................... 29 29
Fiserv, Inc., 5.60%, 3/2/33, Callable 12/2/32 @ 100 .............................. 100 103
JPMorgan Chase & Co., 5.72% (SOFR+258bps), 9/14/33, Callable 9/14/32 @ 100(b) ...... 204 210
KeyCorp, 4.79% (SOFRINDX+206bps), 6/1/33, MTN, Callable 6/1/32 @ 100(b) ......... 150 144
MassMutual Global Funding II, 4.35%, 9/17/31(a) ............................... 45 44
Morgan Stanley, 2.51% (SOFR+120bps), 10/20/32, MTN, Callable 10/20/31 @ 100(b) ..... 150 129
New York Life Global Funding, 5.00%, 1/9/34(a) ................................ 100 100
NLG Global Funding, 5.40%, 1/23/30(a) ...................................... 40 41
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100 ............. 104 74
PPL Capital Funding, Inc., 5.25%, 9/1/34, Callable 6/1/34 @ 100 ..................... 16 16
Protective Life Global Funding, 5.43%, 1/14/32(a) ............................... 40 41
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100 .................... 100 91
RGA Global Funding, 5.50%, 1/11/31(a) ...................................... 100 103
Santander Holdings USA, Inc., 5.35% (SOFR+194bps), 9/6/30, Callable 9/6/29 @ 100(b) ... 50 50
Simon Property Group LP, 5.85%, 3/8/53, Callable 9/8/52 @ 100 ..................... 60 60
Swepco Storm Recovery Funding LLC, 4.88%, 9/1/39 ............................ 74 74
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @
100(b)(e) ......................................................... 150 149
The Huntington National Bank, 5.65%, 1/10/30, Callable 11/10/29 @ 100 .............. 250 258
The PNC Financial Services Group, Inc.
4.63% (SOFRINDX+185bps), 6/6/33, Callable 6/6/32 @ 100(b) ................. 55 52
5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(b) .................... 56 57
Toyota Motor Credit Corp., 5.35%, 1/9/35 ..................................... 35 35
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(b)(e) ....................... 50 50
5.87% (SOFR+236bps), 6/8/34, Callable 6/8/33 @ 100, MTN(b) ................. 100 103
U.S. Bancorp, 5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(b) ............. 50 51
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 50 53
2,575
Health Care (2.4%):
AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100 ........................... 142 123
Amgen, Inc., 5.15%, 3/2/28, Callable 2/2/28 @ 100 .............................. 140 142
Baxter International, Inc., 3.50%, 8/15/46, Callable 2/15/46 @ 100 ................... 109 78
Bristol-Myers Squibb Co., 5.90%, 11/15/33, Callable 8/15/33 @ 100 .................. 150 160
Centene Corp., 4.25%, 12/15/27, Callable 4/19/25 @ 100.71 ........................ 68 66
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 90 81
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100 .............................. 193 187
Health Care Service Corp. A Mutual Legal Reserve Co., 5.45%, 6/15/34, Callable 3/15/34 @
100(a) ........................................................... 50 51

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Humana, Inc., 5.55%, 5/1/35, Callable 2/1/35 @ 100 .............................. $ 35 $ 35
Laboratory Corp. of America Holdings, 4.55%, 4/1/32, Callable 2/1/32 @ 100 ........... 50 49
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100(a) ............ 102 89
Zimmer Biomet Holdings, Inc., 5.20%, 9/15/34, Callable 6/15/34 @ 100 ............... 50 50
1,111
Industrials (3.1%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 50 43
Ashtead Capital, Inc., 4.25%, 11/1/29, Callable 4/14/25 @ 102.13(a) .................. 100 97
Columbia Pipelines Operating Co. LLC, 5.44%, 2/15/35, Callable 11/15/34 @ 100(a) ...... 35 35
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100 ............................. 92 65
Cummins, Inc., 4.90%, 2/20/29, Callable 1/20/29 @ 100 ........................... 100 102
GXO Logistics, Inc., 6.50%, 5/6/34, Callable 2/6/34 @ 100 ......................... 33 34
Honeywell International, Inc., 2.80%, 6/1/50, Callable 12/1/49 @ 100 ................. 82 52
Leidos, Inc., 5.50%, 3/15/35, Callable 12/15/34 @ 100 ............................ 40 40
Norfolk Southern Corp.
2.30%, 5/15/31, Callable 2/15/31 @ 100 .................................. 100 87
2.90%, 8/25/51, Callable 2/25/51 @ 100 .................................. 125 78
Northrop Grumman Corp., 5.25%, 5/1/50, Callable 11/1/49 @ 100 .................... 116 109
Northwestern Mutual Global Funding
4.71%, 1/10/29(a) .................................................. 250 251
4.96%, 1/13/30(a) .................................................. 40 40
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 ...................... 50 38
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100 .............................. 115 94
The Boeing Co., 5.81%, 5/1/50, Callable 11/1/49 @ 100 ........................... 100 95
United Airlines Pass Through Trust, 5.45%, 2/15/37 .............................. 50 50
Verisk Analytics, Inc., 5.25%, 6/5/34, Callable 3/5/34 @ 100 ........................ 50 50
Waste Management, Inc., 5.35%, 10/15/54, Callable 4/15/54 @ 100 ................... 40 39
1,399
Information Technology (1.2%):
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100 .......................... 100 101
Hewlett Packard Enterprise Co., 5.00%, 10/15/34, Callable 7/15/34 @ 100 .............. 45 44
Keysight Technologies, Inc., 4.95%, 10/15/34, Callable 7/15/34 @ 100 ................ 39 38
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100 .................................... 150 138
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 100 69
Synopsys, Inc., 5.15%, 4/1/35, Callable 1/1/35 @ 100 ............................. 33 33
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... 125 111
534
Materials (1.0%):
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 50 42
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 4.75%, 5/15/30,
Callable 4/15/30 @ 100(a) ............................................ 35 35
Huntsman International LLC, 5.70%, 10/15/34, Callable 7/15/34 @ 100 ................ 40 38
Martin Marietta Materials, Inc.
2.40%, 7/15/31, Callable 4/15/31 @ 100 .................................. 50 43
5.50%, 12/1/54, Callable 6/1/54 @ 100 ................................... 41 39
Newmont Corp., 2.60%, 7/15/32, Callable 4/15/32 @ 100 .......................... 104 90
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100 .................. 50 32
Solvay Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ................ 50 51
Sonoco Products Co., 5.00%, 9/1/34, Callable 6/1/34 @ 100 ........................ 45 43
Vulcan Materials Co., 5.35%, 12/1/34, Callable 9/1/34 @ 100 ....................... 40 40
453
Real Estate (0.7%):
Alexandria Real Estate Equities, Inc., 5.50%, 10/1/35, Callable 7/1/35 @ 100 ............ 35 35
AvalonBay Communities, Inc., 5.35%, 6/1/34, Callable 3/1/34 @ 100 ................. 55 56
DOC DR LLC, 2.63%, 11/1/31, Callable 8/1/31 @ 100 ............................ 128 111
GLP Capital LP/GLP Financing II, Inc., 5.63%, 9/15/34, Callable 6/15/34 @ 100 ......... 50 49
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100 ...................... 45 45
SBA Tower Trust, 4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ..................... 45 45
341

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Utilities (2.7%):
AEP Texas, Inc., 5.70%, 5/15/34, Callable 2/15/34 @ 100 .......................... $ 45 $ 46
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100 ...................... 100 85
Arizona Public Service Co., 5.70%, 8/15/34, Callable 5/15/34 @ 100 .................. 50 51
Black Hills Corp., 6.00%, 1/15/35, Callable 10/15/34 @ 100 ........................ 50 52
Commonwealth Edison Co., 5.30%, 6/1/34, Callable 3/1/34 @ 100 ................... 45 46
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37 ........................ 125 136
Duke Energy Corp., 4.50%, 8/15/32, Callable 5/15/32 @ 100 ....................... 100 96
Entergy Arkansas LLC, 5.45%, 6/1/34, Callable 3/1/34 @ 100 ....................... 55 56
Entergy Louisiana LLC
5.15%, 9/15/34, Callable 6/15/34 @ 100 .................................. 50 50
5.80%, 3/15/55, Callable 9/15/54 @ 100 .................................. 40 40
Evergy Kansas Central, Inc., 5.25%, 3/15/35, Callable 12/15/34 @ 100 ................ 35 35
Niagara Mohawk Power Corp., 5.29%, 1/17/34, Callable 10/17/33 @ 100(a) ............. 50 49
Northern States Power Co., 5.65%, 6/15/54, Callable 12/15/53 @ 100 ................. 45 45
Oglethorpe Power Corp.
4.20%, 12/1/42 .................................................... 50 40
5.80%, 6/1/54, Callable 12/1/53 @ 100(a) ................................. 10 10
Oncor Electric Delivery Co. LLC, 5.35%, 4/1/35, Callable 1/1/35 @ 100(a) ............. 45 46
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 ......... 159 131
The Southern Co., 5.70%, 3/15/34, Callable 9/15/33 @ 100 ......................... 100 103
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100 ............... 174 108
1,225
Total Corporate Bonds (Cost $11,734)
a
a
a
11,129
Yankee Dollars (4.4%)
Consumer Staples (0.2%):
Bacardi-Martini BV, 6.00%, 2/1/35, Callable 11/1/34 @ 100(a) ...................... 40 41
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL, 6.75%, 3/15/34,
Callable 12/15/33 @ 100 ............................................. 50 54
95
Energy (0.3%):
Canadian Natural Resources Ltd., 5.40%, 12/15/34, Callable 9/15/34 @ 100(a) ........... 50 49
Enbridge, Inc., 5.63%, 4/5/34, Callable 1/5/34 @ 100 ............................. 50 51
Smurfit Westrock Financing DAC, 5.42%, 1/15/35, Callable 10/15/34 @ 100(a) .......... 35 35
135
Financials (2.4%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25
@ 100 ........................................................... 150 151
Amcor Group Finance PLC, 5.45%, 5/23/29, Callable 4/23/29 @ 100 .................. 50 51
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%,
12/10/29, Callable 11/10/29 @ 100(a) .................................... 21 21
Barclays PLC, 2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100(b) ......... 100 96
BPCE SA, 6.51% (SOFR+279bps), 1/18/35, Callable 1/18/34 @ 100(a)(b) .............. 100 102
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33, Callable 7/3/33 @ 100 ........... 50 53
Credit Agricole SA, 6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(a)(b) ....... 150 153
Deutsche Bank AG, 3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(b) .......... 100 88
HSBC Holdings PLC, 2.87% (SOFR+141bps), 11/22/32, Callable 11/22/31 @ 100(b) ...... 140 122
Mizuho Financial Group, Inc., 2.56%, 9/13/31 .................................. 200 171
RenaissanceRe Holdings Ltd., 5.80%, 4/1/35, Callable 1/1/35 @ 100 .................. 28 29
The Bank of Nova Scotia, 4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(b)(e) ........ 48 48
1,085
Health Care (0.2%):
Smith & Nephew PLC, 5.40%, 3/20/34, Callable 12/20/33 @ 100 .................... 64 64
Takeda Pharmaceutical Co. Ltd., 5.65%, 7/5/54, Callable 1/5/54 @ 100 ................ 35 34
98
Industrials (0.9%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100 ................ 85 60
Canadian Pacific Railway Co., 3.10%, 12/2/51, Callable 6/2/51 @ 100 ................. 92 60
Ferguson Finance PLC, 4.65%, 4/20/32, Callable 1/20/32 @ 100(a) ................... 200 193

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
LG Energy Solution Ltd., 5.50%, 7/2/34(a) ..................................... $ 40 $ 39
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100 ............. 50 51
403
Materials (0.3%):
Minera Mexico SA de CV, 5.63%, 2/12/32, Callable 12/12/31 @ 100(a) ................ 40 40
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40 ................................... 75 73
Rio Tinto Finance USA PLC, 5.25%, 3/14/35, Callable 12/14/34 @ 100 ................ 25 25
138
Utilities (0.1%):
Iberdrola International BV, 6.75%, 9/15/33 ..................................... 50 55
Total Yankee Dollars (Cost $2,055)
a
a
a
2,009
Municipal Bonds (0.3%)
Louisiana (0.3%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A, 4.28%, 2/1/36 .............................................. 50 48
Series A, 4.48%, 8/1/39 .............................................. 75 71
119
Total Municipal Bonds (Cost $121)
a
a
a
119
U.S. Government Agency Mortgages (14.3%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps)(a)(b)(e) ................................ 50 49
Federal Farm Credit Banks Funding Corporation
2.20%, 9/2/36 ..................................................... 100 76
5.60%, 8/5/39 ..................................................... 32 32
6.19%, 6/17/44 .................................................... 45 45
153
Federal Home Loan Mortgage Corporation
5.50%, 10/1/38 - 11/1/54 .............................................. 283 285
5.00%, 2/1/40 ..................................................... 38 39
2.00%, 3/1/51 ..................................................... 464 373
3.50%, 3/1/52 ..................................................... 1,584 1,430
4.50%, 6/1/52 ..................................................... 1,410 1,353
6.00%, 1/1/55 - 3/1/55 ............................................... 100 102
3,582
Federal National Mortgage Association
6.00%, 2/1/37 - 3/1/54 ............................................... 138 142
4.00%, 3/1/47 - 10/1/48 .............................................. 45 42
2.50%, 7/1/51 ..................................................... 1,695 1,411
4.50%, 3/1/53 ..................................................... 37 36
5.50%, 3/1/55 ..................................................... 170 170
1,801
Government National Mortgage Association
4.50%, 3/20/53 .................................................... 87 84
5.50%, 4/20/53 .................................................... 170 171
2.50%, 7/20/53 .................................................... 83 71
5.00%, 7/20/53 - 4/20/54 ............................................. 437 431
6.00%, 9/20/53 .................................................... 158 162
919
Total U.S. Government Agency Mortgages (Cost $6,974)
a
a
a
6,504
U.S. Treasury Obligations (40.9%)
U.S. Treasury Bonds
2.00%, 11/15/41 .................................................... 356 250
4.13%, 8/15/44 .................................................... 1,000 937
4.63%, 11/15/44 .................................................... 100 100

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
4.13%, 8/15/53 .................................................... $ 300 $ 276
4.75%, 11/15/53 .................................................... 1,000 1,022
4.25%, 2/15/54 .................................................... 150 141
4.25%, 8/15/54 .................................................... 1,000 944
U.S. Treasury Notes
4.00%, 2/15/26 .................................................... 600 599
0.50%, 6/30/27 .................................................... 240 223
3.75%, 8/15/27 .................................................... 750 748
3.13%, 8/31/27 .................................................... 340 334
4.13%, 11/15/27 .................................................... 650 654
4.00%, 2/29/28 .................................................... 1,361 1,365
4.00%, 1/31/29 .................................................... 1,000 1,003
4.25%, 2/28/29 .................................................... 700 708
4.13%, 8/31/30 .................................................... 50 50
4.38%, 11/30/30 .................................................... 1,250 1,273
4.25%, 2/28/31 .................................................... 1,250 1,264
3.63%, 9/30/31 .................................................... 100 98
4.50%, 12/31/31 .................................................... 725 743
1.88%, 2/15/32 .................................................... 289 251
2.88%, 5/15/32 .................................................... 268 248
2.75%, 8/15/32 .................................................... 272 249
4.50%, 11/15/33 .................................................... 1,750 1,792
4.00%, 2/15/34 .................................................... 1,850 1,825
3.88%, 8/15/34 .................................................... 250 244
4.25%, 11/15/34 .................................................... 1,200 1,204
Total U.S. Treasury Obligations (Cost $18,499)
a
a
a
18,545
Total Investments (Cost $46,140) — 99.2% 45,034
Other assets in excess of liabilities —  0.8% 362
NET ASSETS - 100.00% $ 45,396
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was $5,830
(thousands) and amounted to 12.8% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2025.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2025.
(d) Security is interest only.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of March 31, 2025.

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Diversified Stock Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.3%)
Communication Services (9.1%):
Alphabet, Inc., Class C ................................................... 67,869 $ 10,603
Meta Platforms, Inc., Class A .............................................. 13,211 7,614
Netflix, Inc.(a) ......................................................... 2,030 1,893
Tencent Music Entertainment Group, ADR ..................................... 259,657 3,742
The Walt Disney Co. .................................................... 40,276 3,975
27,827
Consumer Discretionary (9.7%):
Amazon.com, Inc.(a) .................................................... 53,608 10,200
eBay, Inc. ............................................................ 47,014 3,184
Expedia Group, Inc. ..................................................... 18,630 3,132
General Motors Co. ..................................................... 59,362 2,792
JD.com, Inc., ADR ...................................................... 100,097 4,116
Tesla, Inc.(a) .......................................................... 8,942 2,317
Texas Roadhouse, Inc. ................................................... 24,198 4,032
29,773
Consumer Staples (4.4%):
BellRing Brands, Inc.(a) .................................................. 46,586 3,469
Casey's General Stores, Inc. ............................................... 10,975 4,763
Ingredion, Inc. ......................................................... 23,871 3,228
Performance Food Group Co.(a) ............................................ 23,638 1,859
13,319
Electronic Equipment, Instruments & Components (3.6%):
Amphenol Corp., Class A ................................................. 62,567 4,104
Fabrinet(a) ............................................................ 16,258 3,211
Jabil, Inc. ............................................................ 13,389 1,822
OSI Systems, Inc.(a) ..................................................... 10,004 1,944
11,081
Energy (3.3%):
Archrock, Inc. ......................................................... 73,803 1,937
Baker Hughes Co. ...................................................... 53,765 2,363
Diamondback Energy, Inc. ................................................ 12,512 2,000
EOG Resources, Inc. .................................................... 15,029 1,927
ONEOK, Inc. .......................................................... 19,203 1,905
10,132
Financials (16.6%):
Affiliated Managers Group, Inc. ............................................ 16,482 2,769
Ameriprise Financial, Inc. ................................................. 6,081 2,944
BGC Group, Inc., Class A ................................................. 455,807 4,180
Brown & Brown, Inc. .................................................... 40,413 5,027
Corebridge Financial, Inc. ................................................. 110,293 3,482
Fiserv, Inc.(a) .......................................................... 15,120 3,339
Interactive Brokers Group, Inc. ............................................. 18,237 3,020
JPMorgan Chase & Co. .................................................. 19,894 4,880
NU Holdings Ltd., Class A(a) .............................................. 147,184 1,507
Raymond James Financial, Inc. ............................................. 29,506 4,099
The Bancorp, Inc.(a) ..................................................... 27,364 1,446
The Goldman Sachs Group, Inc. ............................................ 5,301 2,896
Visa, Inc., Class A ...................................................... 18,471 6,473
W.R. Berkley Corp. ..................................................... 66,988 4,767
50,829
Health Care (15.9%):
Addus HomeCare Corp.(a) ................................................ 15,256 1,509
AstraZeneca PLC, ADR .................................................. 63,488 4,666
Cencora, Inc. .......................................................... 18,866 5,247
Eli Lilly & Co. ......................................................... 10,324 8,527
Halozyme Therapeutics, Inc.(a) ............................................. 70,779 4,516
HCA Healthcare, Inc. .................................................... 11,390 3,936
McKesson Corp. ....................................................... 2,872 1,933

Victory Portfolios
Victory Diversified Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Novartis AG, ADR ...................................................... 43,363 $ 4,834
Novo Nordisk A/S, ADR(b) ............................................... 21,490 1,492
ResMed, Inc. .......................................................... 13,978 3,129
The Ensign Group, Inc. ................................................... 26,738 3,460
Vertex Pharmaceuticals, Inc.(a) ............................................. 11,215 5,437
48,686
Industrials (7.3%):
Booz Allen Hamilton Holding Corp. ......................................... 23,809 2,490
CACI International, Inc., Class A(a) ......................................... 12,072 4,430
Federal Signal Corp. ..................................................... 46,666 3,432
Kirby Corp.(a) ......................................................... 35,278 3,563
Quanta Services, Inc. .................................................... 15,851 4,029
Trane Technologies PLC .................................................. 12,768 4,302
22,246
Materials (1.7%):
Avery Dennison Corp. ................................................... 10,495 1,868
Linde PLC ............................................................ 3,754 1,748
Royal Gold, Inc. ........................................................ 9,642 1,576
5,192
Real Estate (1.1%):
CBRE Group, Inc., Class A(a) .............................................. 14,003 1,831
VICI Properties, Inc. .................................................... 47,076 1,536
3,367
Semiconductors & Semiconductor Equipment (7.3%):
Broadcom, Inc. ........................................................ 28,982 4,852
KLA Corp. ........................................................... 4,335 2,947
NVIDIA Corp. ......................................................... 108,577 11,768
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ............................. 16,394 2,721
22,288
Software (9.8%):
Adobe, Inc.(a) ......................................................... 3,976 1,525
Cadence Design Systems, Inc.(a) ............................................ 8,078 2,055
Clear Secure, Inc., Class A ................................................ 118,308 3,065
Corpay, Inc.(a) ......................................................... 12,553 4,378
Gen Digital, Inc. ....................................................... 69,826 1,853
Microsoft Corp. ........................................................ 45,412 17,047
29,923
Technology Hardware, Storage & Peripherals (7.5%):
Apple, Inc. ........................................................... 102,597 22,790
Total Common Stocks (Cost $216,677)
a
a
a
297,453
Exchange-Traded Funds (1.5%)
SPDR S&P 500 ETF Trust ................................................ 8,367 4,680
Total Exchange-Traded Funds (Cost $4,891)
a
a
a
4,680
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(c) ........ 371,438 372
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(c) ............ 371,438 372
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(c) ............... 371,438 371
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(c) . 371,438 371
Total Collateral for Securities Loaned (Cost $1,486)
a
a
a
1,486
Total Investments (Cost $223,054) — 99.3% 303,619
Other assets in excess of liabilities —  0.7% 2,026
NET ASSETS - 100.00% $ 305,645
At March 31, 2025, the Fund's investments in foreign securities were 10.0% of net assets.
^ Purchased with cash collateral from securities on loan.

Victory Portfolios
Victory Diversified Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Special Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.5%)
Communication Services (9.0%):
Alphabet, Inc., Class C ................................................... 8,473 $ 1,324
Meta Platforms, Inc., Class A .............................................. 1,663 958
Netflix, Inc.(a) ......................................................... 270 252
Tencent Music Entertainment Group, ADR ..................................... 32,691 471
The Walt Disney Co. .................................................... 5,042 498
3,503
Consumer Discretionary (9.8%):
Amazon.com, Inc.(a) .................................................... 6,745 1,283
eBay, Inc. ............................................................ 6,263 424
Expedia Group, Inc. ..................................................... 2,408 405
General Motors Co. ..................................................... 7,418 349
JD.com, Inc., ADR ...................................................... 13,335 548
Tesla, Inc.(a) .......................................................... 1,095 284
Texas Roadhouse, Inc. ................................................... 3,021 504
3,797
Consumer Staples (4.4%):
BellRing Brands, Inc.(a) .................................................. 6,060 451
Casey's General Stores, Inc. ............................................... 1,367 593
Ingredion, Inc. ......................................................... 3,217 435
Performance Food Group Co.(a) ............................................ 2,974 234
1,713
Electronic Equipment, Instruments & Components (3.6%):
Amphenol Corp., Class A ................................................. 7,830 513
Fabrinet(a) ............................................................ 2,070 409
Jabil, Inc. ............................................................ 1,721 234
OSI Systems, Inc.(a) ..................................................... 1,300 253
1,409
Energy (3.3%):
Archrock, Inc. ......................................................... 9,585 251
Baker Hughes Co. ...................................................... 6,729 296
Diamondback Energy, Inc. ................................................ 1,580 253
EOG Resources, Inc. .................................................... 1,882 241
ONEOK, Inc. .......................................................... 2,417 240
1,281
Financials (16.7%):
Affiliated Managers Group, Inc. ............................................ 2,390 402
Ameriprise Financial, Inc. ................................................. 773 374
BGC Group, Inc., Class A ................................................. 57,019 523
Brown & Brown, Inc. .................................................... 5,084 632
Corebridge Financial, Inc. ................................................. 13,804 436
Fiserv, Inc.(a) .......................................................... 1,892 418
Interactive Brokers Group, Inc. ............................................. 2,375 393
JPMorgan Chase & Co. .................................................. 2,448 600
NU Holdings Ltd., Class A(a) .............................................. 18,540 190
Raymond James Financial, Inc. ............................................. 3,691 513
The Bancorp, Inc.(a) ..................................................... 3,416 180
The Goldman Sachs Group, Inc. ............................................ 673 368
Visa, Inc., Class A ...................................................... 2,306 808
W.R. Berkley Corp. ..................................................... 8,615 613
6,450
Health Care (15.9%):
Addus HomeCare Corp.(a) ................................................ 1,977 195
AstraZeneca PLC, ADR .................................................. 7,994 588
Cencora, Inc. .......................................................... 2,388 664
Eli Lilly & Co. ......................................................... 1,309 1,081
Halozyme Therapeutics, Inc.(a) ............................................. 9,375 598
HCA Healthcare, Inc. .................................................... 1,395 482
McKesson Corp. ....................................................... 380 256

Victory Portfolios
Victory Special Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Novartis AG, ADR ...................................................... 5,516 $ 615
Novo Nordisk A/S, ADR .................................................. 2,690 187
ResMed, Inc. .......................................................... 1,729 387
The Ensign Group, Inc. ................................................... 3,363 435
Vertex Pharmaceuticals, Inc.(a) ............................................. 1,413 685
6,173
Industrials (7.3%):
Booz Allen Hamilton Holding Corp. ......................................... 2,980 312
CACI International, Inc., Class A(a) ......................................... 1,608 590
Federal Signal Corp. ..................................................... 5,802 427
Kirby Corp.(a) ......................................................... 4,386 443
Quanta Services, Inc. .................................................... 1,997 507
Trane Technologies PLC .................................................. 1,609 542
2,821
Materials (1.7%):
Avery Dennison Corp. ................................................... 1,320 235
Linde PLC ............................................................ 467 217
Royal Gold, Inc. ........................................................ 1,240 203
655
Real Estate (1.1%):
CBRE Group, Inc., Class A(a) .............................................. 1,743 228
VICI Properties, Inc. .................................................... 6,085 199
427
Semiconductors & Semiconductor Equipment (7.4%):
Broadcom, Inc. ........................................................ 3,628 607
KLA Corp. ........................................................... 574 390
NVIDIA Corp. ......................................................... 13,955 1,513
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ............................. 2,051 341
2,851
Software (9.8%):
Adobe, Inc.(a) ......................................................... 517 198
Cadence Design Systems, Inc.(a) ............................................ 1,010 257
Clear Secure, Inc., Class A ................................................ 14,806 384
Corpay, Inc.(a) ......................................................... 1,588 554
Gen Digital, Inc. ....................................................... 9,414 250
Microsoft Corp. ........................................................ 5,782 2,170
3,813
Technology Hardware, Storage & Peripherals (7.5%):
Apple, Inc. ........................................................... 13,012 2,890
Total Common Stocks (Cost $27,299)
a
a
a
37,783
Exchange-Traded Funds (1.3%)
SPDR S&P 500 ETF Trust ................................................ 904 506
Total Exchange-Traded Funds (Cost $475)
a
a
a
506
Total Investments (Cost $27,774) — 98.8% 38,289
Other assets in excess of liabilities —  1.2% 448
NET ASSETS - 100.00% $ 38,737
At March 31, 2025, the Fund's investments in foreign securities were 10.0% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory THB US Small Opportunities Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.3%)
Consumer Discretionary (17.9%):
Academy Sports & Outdoors, Inc. ........................................... 870 $ 40
Atmus Filtration Technologies, Inc. .......................................... 5,260 193
Brunswick Corp. ....................................................... 3,340 180
Cavco Industries, Inc.(a) .................................................. 310 161
Century Communities, Inc. ................................................ 790 53
Dorman Products, Inc.(a) ................................................. 620 75
Installed Building Products, Inc. ............................................ 600 103
Latham Group, Inc.(a) ................................................... 30,615 197
LCI Industries ......................................................... 1,120 98
M/I Homes, Inc.(a) ...................................................... 825 94
Steven Madden Ltd. ..................................................... 2,490 66
Thor Industries, Inc. ..................................................... 1,360 103
Tri Pointe Homes, Inc.(a) ................................................. 3,760 120
1,483
Energy (6.6%):
Cactus, Inc., Class A ..................................................... 2,440 112
Expro Group Holdings NV(a) .............................................. 9,346 93
Kodiak Gas Services, Inc. ................................................. 3,440 128
Liberty Energy, Inc. ..................................................... 6,170 98
Oceaneering International, Inc.(a) ........................................... 5,090 111
542
Financials (18.4%):
Acadian Asset Management, Inc. ............................................ 10,571 273
Cullen/Frost Bankers, Inc. ................................................. 200 25
EVERTEC, Inc. ........................................................ 5,170 190
First Busey Corp. ....................................................... 8,471 183
GCM Grosvenor, Inc., Class A ............................................. 3,190 42
Home Bancshares, Inc. ................................................... 5,900 167
Houlihan Lokey, Inc. .................................................... 750 121
OFG Bancorp ......................................................... 3,440 138
Palomar Holdings, Inc.(a) ................................................. 500 68
Stifel Financial Corp. .................................................... 1,110 105
Texas Capital Bancshares, Inc.(a) ........................................... 2,850 213
1,525
Health Care (17.3%):
Addus HomeCare Corp.(a) ................................................ 810 80
Catalyst Pharmaceuticals, Inc.(a) ............................................ 5,000 121
CorVel Corp.(a) ........................................................ 2,021 226
Halozyme Therapeutics, Inc.(a) ............................................. 3,463 221
Integer Holdings Corp.(a) ................................................. 1,170 138
Merit Medical Systems, Inc.(a) ............................................. 1,210 128
Neogen Corp.(a) ....................................................... 11,310 98
Privia Health Group, Inc.(a) ............................................... 7,480 168
STAAR Surgical Co.(a) .................................................. 4,514 80
Vericel Corp.(a) ........................................................ 3,800 170
1,430
Industrials (21.2%):
AAON, Inc. ........................................................... 950 74
ABM Industries, Inc. .................................................... 2,370 112
Alamo Group, Inc. ...................................................... 620 111
Arcosa, Inc. ........................................................... 1,720 133
Casella Waste Systems, Inc.(a) ............................................. 950 106
ESCO Technologies, Inc. ................................................. 1,290 205
GMS, Inc.(a) .......................................................... 1,314 96
Hub Group, Inc., Class A ................................................. 1,810 67
McGrath RentCorp ...................................................... 1,240 138
RBC Bearings, Inc.(a) ................................................... 480 154
Rush Enterprises, Inc., Class A ............................................. 2,540 136
SPX Technologies, Inc.(a) ................................................. 650 84

Victory Portfolios
Victory THB US Small Opportunities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Standex International Corp. ................................................ 540 $ 87
Sterling Infrastructure, Inc.(a) .............................................. 780 88
UFP Industries, Inc. ..................................................... 1,510 162
1,753
Information Technology (12.3%):
Advanced Energy Industries, Inc. ........................................... 1,430 136
Alarm.com Holdings, Inc.(a) ............................................... 1,870 104
Diodes, Inc.(a) ......................................................... 3,260 141
DoubleVerify Holdings, Inc.(a) ............................................. 6,340 85
ePlus, Inc.(a) .......................................................... 2,782 170
Intapp, Inc.(a) ......................................................... 550 32
nCino, Inc.(a) ......................................................... 880 24
Plexus Corp.(a) ........................................................ 960 123
Progress Software Corp. .................................................. 2,640 136
ScanSource, Inc.(a) ..................................................... 2,050 69
1,020
Materials (5.6%):
Balchem Corp. ......................................................... 924 153
Hawkins, Inc. ......................................................... 1,760 187
NewMarket Corp. ...................................................... 210 119
459
Total Common Stocks (Cost $7,938)
a
a
a
8,212
Total Investments (Cost $7,938) — 99.3% 8,212
Other assets in excess of liabilities —  0.7% 62
NET ASSETS - 100.00% $ 8,274
(a) Non-income producing security.

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Strategic Allocation Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (5.6%)
VictoryShares WestEnd U.S. Sector ETF ...................................... 34,570 $ 1,342
Total Affiliated Exchange-Traded Funds (Cost $1,407)
a
a
a
1,342
Affiliated Mutual Funds (96.1%)
Victory Core Bond Fund, Class R6 .......................................... 950,100 7,886
Victory Global Energy Transition Fund, Class Y ................................. 23,241 713
Victory Integrity Discovery Fund, Class Y ..................................... 18,185 782
Victory Investment Grade Convertible Fund, Class I .............................. 88,028 1,560
Victory Market Neutral Income Fund, Class I ................................... 49,800 433
Victory RS Global Fund, Class Y ............................................ 298,607 6,898
Victory RS Partners Fund, Class Y ........................................... 30,126 898
Victory Sophus Emerging Markets Fund, Class R6 ............................... 113,346 2,319
Victory Trivalent International Small-Cap Fund, Class I ........................... 103,014 1,611
Total Affiliated Mutual Funds (Cost $19,602)
a
a
a
23,100
Total Investments (Cost $21,009) — 101.7% 24,442
Liabilities in excess of other assets —  (1.7)% (408)
NET ASSETS - 100.00% $ 24,034
At March 31, 2025, the foreign securities held by the underlying Funds were 49.8% of net assets.
ETF
—
Exchange-Traded Fund
Affiliated Holdings
(Amounts in thousands)
Fair Value
6/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
3/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory Core Bond Fund, Class
R6 .................. $ 7,971 $ 238 $ (450) $ (82) $ 209 $ 7,886 950 $ 477 $ —
Victory Global Energy
Transition Fund, Class Y .. 950 17 (246) 29 (37) 713 23 35 —
Victory Integrity Discovery
Fund, Class Y .......... 867 71 (117) 8 (47) 782 18 32 55
Victory Investment Grade
Convertible Fund, Class I . 1,533 30 (54) (5) 56 1,560 88 59 —
Victory Market Neutral Income
Fund, Class I .......... 409 13 — — 11 433 50 26 —
Victory RS Global Fund, Class
Y ................... 7,956 87 (1,155) 518 (508) 6,898 299 174 —
Victory RS Partners Fund,
Class Y .............. 972 51 (146) 17 4 898 30 27 37
Victory Sophus Emerging
Markets Fund, Class R6 ... 2,518 54 (213) (69) 29 2,319 113 107 —
Victory Trivalent International
Small-Cap Fund, Class I .. 1,669 34 (146) 42 12 1,611 103 68 —
VictoryShares US Multi-Factor
Minimum Volatility ETF .. 1,801 — (1,917) 911 (795) — — 26 —
VictoryShares WestEnd U.S.
Sector ETF ............ — 1,407 — — (65) 1,342 35 3 —
$ 26,646 $ 2,002 $ (4,444) $ 1,369 $ (1,131) $ 24,442 1,709 $ 1,034 $ 92

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Fund for Income

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Mortgage Obligations (2.7%)
Agency CMO Other (2.7%):
Government National Mortgage Association ....................................
Series 2001-10, Class PE, 6.50%, 3/16/31, Callable 4/16/25 @ 100 ............... $ 42 $ 42
Series 2005-74, Class HB, 7.50%, 9/16/35 ................................. 1 1
Series 2005-74, Class HC, 7.50%, 9/16/35 ................................. 16 16
Series 2011-166, Class NT, 7.73%, 11/20/31(a) .............................. 284 291
Series 2012-106, Class JM, 7.32% (TSFR3M+437bps), 10/20/34(b) ............... 229 243
Series 2012-30, Class WB, 6.93%, 11/20/39(a) .............................. 531 555
Series 2013-190, Class KT, 8.19%, 9/20/30(a) .............................. 51 53
Series 2013-51, Class BL, 6.03%, 4/20/34(a) ............................... 687 708
Series 2013-64, Class KY, 6.54%, 12/20/38(a) .............................. 301 313
Series 2013-70, Class KP, 6.87%, 2/20/39(a) ............................... 345 360
Series 2014-69, Class W, 7.22%, 11/20/34(a) ............................... 89 94
Series 2014-74, Class PT, 7.77%, 5/16/44(a) ............................... 25 25
Series 2015-103, Class B, 6.91%, 1/20/40(a) ............................... 1,747 1,841
Series 2015-77, Class PT, 7.13%, 6/20/39(a) ............................... 121 126
Series 2019-22, Class PT, 7.92%, 2/20/49(a) ............................... 1,410 1,476
Series 2021-1, Class WT, 7.86% (SOFRINDX+173bps), 1/20/51(b) ............... 1,531 1,610
Series 2023-186, Class BT, 8.00%, 9/20/31 ................................ 1,182 1,256
9,010
Total Collateralized Mortgage Obligations (Cost $9,493)
a
a
a
9,010
U.S. Government Agency Mortgages (72.3%)
Single Family Pass-throughs (72.0%):
Government National Mortgage Association
8.50%, 7/15/25 - 7/15/32 ............................................. 570 600
6.50%, 8/15/25 - 2/20/41 ............................................. 63,905 66,719
7.50%, 8/15/25 - 12/20/38 ............................................. 15,867 16,521
7.00%, 1/20/26 - 5/20/39 ............................................. 37,896 39,746
8.00%, 7/15/27 - 4/15/38 ............................................. 10,324 10,847
6.13%, 6/20/28 - 11/20/28 ............................................. 80 79
6.00%, 8/15/28 - 2/20/49 ............................................. 49,575 51,739
6.28%, 10/20/28 - 9/20/29 ............................................. 217 219
6.10%, 5/20/29 - 7/20/31 ............................................. 208 211
7.30%, 4/20/30 - 2/20/31 ............................................. 96 96
9.00%, 5/15/30 - 9/15/30 ............................................. 135 143
6.49%, 8/20/31 - 3/20/32 ............................................. 407 414
5.50%, 3/20/32 - 11/15/45 ............................................. 32,196 33,272
4.50%, 12/15/33 - 5/15/41 ............................................. 5,857 5,767
5.00%, 1/20/34 - 2/20/42 ............................................. 12,632 12,792
4.00%, 8/15/41 .................................................... 395 381
239,546
Multi-Family Pass-throughs (0.3%):
Government National Mortgage Association
8.00%, 1/15/31 - 11/15/33 ............................................. 764 764
7.75%, 9/15/33 .................................................... 306 306
6.00%, 4/20/38 .................................................... 47 47
1,117
Total U.S. Government Agency Mortgages (Cost $255,862)
a
a
a
240,663
U.S. Treasury Obligations (24.4%)
U.S. Treasury Bills, 4.19%, 7/10/25(c) ........................................ 11,345 11,213
U.S. Treasury Bonds, 6.38%, 8/15/27 ......................................... 66,014 69,774
Total U.S. Treasury Obligations (Cost $80,435)
a
a
a
80,987

Victory Portfolios
Victory Fund for Income

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Investment Companies (0.0%)(d)
BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 4.70%(c) ........... 99,989 $ 100
Total Investment Companies (Cost $100)
a
a
a
100
Total Investments (Cost $345,890) — 99.4% 330,760
Other assets in excess of liabilities —  0.6% 1,991
NET ASSETS - 100.00% $ 332,751
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2025.
(b) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2025.
(c) Rate represents the effective yield at March 31, 2025.
(d) Amount represents less than 0.05% of net assets.
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2025.
TSFR3M
—
3 month Term SOFR, rate disclosed as of March 31, 2025.

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Investment Grade Convertible Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Convertible Corporate Bonds (70.8%)
Consumer Discretionary (15.2%):
Booking Holdings, Inc., 0.75%, 5/1/25 ........................................ $ 4,479 $ 10,980
Expedia Group, Inc., 0.00%, 2/15/26(a) ....................................... 11,328 11,172
Ford Motor Co., 0.00%, 3/15/26(a) .......................................... 12,795 12,524
Meritage Homes Corp., 1.75%, 5/15/28(b) ..................................... 5,680 5,561
40,237
Financials (10.7%):
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27 ................................ 3,440 3,357
Capital Southwest Corp., 5.13%, 11/15/29 ..................................... 2,620 2,558
Global Payments, Inc., 1.50%, 3/1/31 ........................................ 6,342 5,978
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 8/15/28(b) ...................... 520 639
JPMorgan Chase Financial Co. LLC, 0.50%, 6/15/27 ............................. 1,760 1,847
New Mountain Finance Corp., 7.50%, 10/15/25 ................................. 6,565 6,641
PPL Capital Funding, Inc., 2.88%, 3/15/28 ..................................... 6,530 7,326
28,346
Health Care (4.4%):
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27 ................................. 250 236
Dexcom, Inc., 0.38%, 5/15/28 .............................................. 1,500 1,336
Envista Holdings Corp., 1.75%, 8/15/28 ....................................... 11,025 9,958
11,530
Industrials (8.6%):
Parsons Corp.
0.25%, 8/15/25 .................................................... 3,555 4,693
2.63%, 3/1/29(c) ................................................... 2,380 2,380
Southwest Airlines Co., 1.25%, 5/1/25 ........................................ 4,995 4,985
The Middleby Corp., 1.00%, 9/1/25 .......................................... 535 645
Uber Technologies, Inc., 0.88%, 12/1/28(c) .................................... 8,395 10,204
22,907
Information Technology (4.6%):
Akamai Technologies, Inc.
0.13%, 5/1/25 ..................................................... 3,754 3,739
1.13%, 2/15/29 .................................................... 1,000 951
ON Semiconductor Corp., 0.00%, 5/1/27(a) .................................... 735 774
Vishay Intertechnology, Inc., 2.25%, 9/15/30 ................................... 7,740 6,853
12,317
Real Estate (12.4%):
Digital Realty Trust LP, 1.88%, 11/15/29(b) .................................... 2,925 2,904
Federal Realty OP LP, 3.25%, 1/15/29(b) ...................................... 4,380 4,370
Kite Realty Group LP, 0.75%, 4/1/27(b) ....................................... 8,280 8,421
Rexford Industrial Realty LP
4.38%, 3/15/27(b) .................................................. 640 640
4.13%, 3/15/29(b)(c) ................................................ 1,165 1,155
Ventas Realty LP, 3.75%, 6/1/26 ............................................ 4,750 6,114
Welltower OP LLC
2.75%, 5/15/28(b) .................................................. 4,920 8,024
3.13%, 7/15/29(b) .................................................. 860 1,126
32,754
Utilities (14.9%):
Alliant Energy Corp., 3.88%, 3/15/26 ........................................ 3,185 3,419
American Water Capital Corp., 3.63%, 6/15/26 .................................. 8,060 8,269
CenterPoint Energy, Inc., 4.25%, 8/15/26 ...................................... 4,245 4,605
CMS Energy Corp., 3.38%, 5/1/28 ........................................... 2,455 2,722
Duke Energy Corp., 4.13%, 4/15/26 .......................................... 5,140 5,572
Evergy, Inc., 4.50%, 12/15/27 .............................................. 2,520 2,959
The Southern Co.
3.88%, 12/15/25 .................................................... 6,410 7,171
4.50%, 6/15/27(b) .................................................. 1,590 1,762

Victory Portfolios
Victory Investment Grade Convertible Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
WEC Energy Group, Inc.
4.38%, 6/1/27(b) ................................................... $ 1,310 $ 1,532
4.38%, 6/1/29(b) ................................................... 1,310 1,562
39,573
Total Convertible Corporate Bonds (Cost $178,140)
a
a
a
187,664
Shares
Convertible Preferred Stocks (24.8%)
Financials (18.9%):
Apollo Global Management, Inc., 6.75%, 7/31/26 ................................ 160,025 11,696
Ares Management Corp., Series B, 6.75%, 10/1/27 ............................... 167,610 8,081
Bank of America Corp., Series L, 7.25%(d) .................................... 11,950 14,753
KKR & Co., Inc., Series D, 6.25%, 3/1/28(e) ................................... 35,270 1,742
Wells Fargo & Co., Series L, 7.50%(d) ........................................ 11,369 13,652
49,924
Materials (0.6%):
Albemarle Corp., 7.25%, 3/1/27 ............................................ 47,050 1,677
Utilities (5.3%):
NextEra Energy, Inc., 6.93%, 9/1/25 ......................................... 196,059 7,966
NextEra Energy, Inc., 7.30%, 6/1/27 ......................................... 62,609 2,994
NextEra Energy, Inc., 7.23%, 11/1/27 ......................................... 68,521 3,121
14,081
Total Convertible Preferred Stocks (Cost $66,294)
a
a
a
65,682
Principal Amount
(000)
Yankee Dollars (3.3%)
Financials (3.3%):
Barclays Bank PLC, 1.00%, 2/16/29 ......................................... 8,990 8,772
Total Yankee Dollars (Cost $8,990)
a
a
a
8,772
Shares
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(f) ........ 404,383 405
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(f) ............ 404,383 405
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(f) ................ 404,383 404
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(f) . 404,383 404
Total Collateral for Securities Loaned (Cost $1,618)
a
a
a
1,618
Total Investments (Cost $255,042) — 99.5% 263,736
Other assets in excess of liabilities —  0.5% 1,303
NET ASSETS - 100.00% $ 265,039
^ Purchased with cash collateral from securities on loan.
(a) Zero-coupon bond.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$37,696 (thousands) and amounted to 14.2% of net assets.
(c) All or a portion of this security is on loan.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Non-income producing security.
(f) Rate disclosed is the daily yield on March 31, 2025.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Sycamore Established Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.3%)
Consumer Discretionary (9.3%):
Aptiv PLC(a) .......................................................... 2,055,000 $ 122,273
Bath & Body Works, Inc. ................................................. 4,420,000 134,014
BorgWarner, Inc. ....................................................... 6,950,000 199,118
eBay, Inc. ............................................................ 3,230,000 218,768
Expedia Group, Inc. ..................................................... 1,962,000 329,812
Hilton Worldwide Holdings, Inc. ............................................ 540,000 122,877
Ralph Lauren Corp. ..................................................... 645,000 142,377
Ross Stores, Inc. ....................................................... 1,486,000 189,896
Skechers USA, Inc., Class A(a) ............................................. 2,869,005 162,902
1,622,037
Consumer Staples (6.9%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 1,567,000 178,795
Maplebear, Inc.(a) ...................................................... 5,313,000 211,936
Performance Food Group Co.(a) ............................................ 3,515,000 276,384
Primo Brands Corp. ..................................................... 3,800,000 134,862
U.S. Foods Holding Corp.(a) ............................................... 6,215,000 406,834
1,208,811
Energy (6.0%):
Baker Hughes Co. ...................................................... 7,170,000 315,122
Chord Energy Corp. ..................................................... 2,110,000 237,839
Coterra Energy, Inc. ..................................................... 10,770,000 311,253
Devon Energy Corp. ..................................................... 5,150,000 192,610
1,056,824
Financials (14.4%):
American Financial Group, Inc. ............................................. 1,510,000 198,323
Fidelity National Financial, Inc. ............................................ 5,274,000 343,232
Huntington Bancshares, Inc. ............................................... 16,042,000 240,790
Old Republic International Corp. ............................................ 7,100,000 278,462
Principal Financial Group, Inc. ............................................. 2,550,000 215,144
Prosperity Bancshares, Inc. ................................................ 2,283,000 162,938
Raymond James Financial, Inc. ............................................. 1,200,000 166,692
The Hartford Insurance Group, Inc. .......................................... 3,115,000 385,419
Truist Financial Corp. .................................................... 4,275,000 175,916
Willis Towers Watson PLC ................................................ 1,046,000 353,496
2,520,412
Health Care (5.9%):
Agilent Technologies, Inc. ................................................. 765,000 89,489
Hologic, Inc.(a) ........................................................ 4,721,000 291,616
Quest Diagnostics, Inc. ................................................... 2,180,000 368,856
The Cooper Cos., Inc.(a) .................................................. 3,245,000 273,716
1,023,677
Industrials (17.4%):
AGCO Corp. .......................................................... 2,370,000 219,391
Carrier Global Corp. ..................................................... 3,100,000 196,540
FTI Consulting, Inc.(a) ................................................... 1,130,000 185,410
Genpact Ltd. .......................................................... 7,040,000 354,675
Hubbell, Inc. .......................................................... 255,000 84,382
J.B. Hunt Transport Services, Inc. ........................................... 1,470,000 217,487
Knight-Swift Transportation Holdings, Inc. .................................... 5,740,000 249,633
Landstar System, Inc. .................................................... 1,200,000 180,240
Lincoln Electric Holdings, Inc. ............................................. 966,000 182,729
Regal Rexnord Corp. .................................................... 1,600,000 182,160
Republic Services, Inc. ................................................... 565,000 136,820
Textron, Inc. .......................................................... 3,110,000 224,698
The Middleby Corp.(a) ................................................... 1,610,000 244,688
TransUnion ........................................................... 2,255,000 187,142
Xylem, Inc. ........................................................... 1,640,000 195,914
3,041,909

Victory Portfolios
Victory Sycamore Established Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Information Technology (9.0%):
Akamai Technologies, Inc.(a) .............................................. 2,555,000 $ 205,678
Check Point Software Technologies Ltd.(a) .................................... 926,000 211,054
Flex Ltd.(a) ........................................................... 1,284,000 42,475
Globant SA(a) ......................................................... 1,245,000 146,561
Keysight Technologies, Inc.(a) ............................................. 1,375,000 205,934
MKS Instruments, Inc. ................................................... 2,295,000 183,944
ON Semiconductor Corp.(a) ............................................... 2,793,000 113,647
Trimble, Inc.(a) ........................................................ 3,700,000 242,905
Zebra Technologies Corp.(a) ............................................... 775,000 218,984
1,571,182
Materials (14.5%):
AptarGroup, Inc. ....................................................... 1,615,000 239,634
Avery Dennison Corp. ................................................... 1,055,000 187,758
Axalta Coating Systems Ltd.(a) ............................................. 7,420,000 246,121
CF Industries Holdings, Inc. ............................................... 2,800,000 218,820
Crown Holdings, Inc. .................................................... 3,825,000 341,419
Franco-Nevada Corp. .................................................... 1,882,000 296,528
Graphic Packaging Holding Co. ............................................ 6,122,200 158,932
Packaging Corp. of America ............................................... 910,000 180,198
RPM International, Inc. .................................................. 1,995,000 230,782
Steel Dynamics, Inc. ..................................................... 1,170,000 146,344
Westlake Corp. ........................................................ 2,830,000 283,085
2,529,621
Real Estate (8.3%):
Camden Property Trust ................................................... 2,643,000 323,239
Equity LifeStyle Properties, Inc. ............................................ 3,392,000 226,246
Lamar Advertising Co., Class A ............................................. 2,400,000 273,072
NNN REIT, Inc. ........................................................ 7,383,000 314,885
SBA Communications Corp. ............................................... 1,410,000 310,214
1,447,656
Utilities (5.6%):
Alliant Energy Corp. .................................................... 7,345,000 472,651
American Water Works Co., Inc. ............................................ 2,245,000 331,182
Xcel Energy, Inc. ....................................................... 2,380,000 168,480
972,313
Total Common Stocks (Cost $14,687,664)
a
a
a
16,994,442
Exchange-Traded Funds (0.7%)
iShares Russell Mid-Cap Value ETF ......................................... 910,000 114,633
Total Exchange-Traded Funds (Cost $52,895)
a
a
a
114,633
Total Investments (Cost $14,740,559) — 98.0% 17,109,075
Other assets in excess of liabilities —  2.0% 350,519
NET ASSETS - 100.00% $ 17,459,594
At March 31, 2025, the Fund's investments in foreign securities were 6.5% of net assets.
(a) Non-income producing security.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.0%)
Banks (15.7%):
Banner Corp. .......................................................... 1,145,000 $ 73,017
Heritage Financial Corp. .................................................. 1,094,000 26,617
Lakeland Financial Corp. ................................................. 806,000 47,909
National Bank Holdings Corp., Class A(a) ..................................... 2,125,000 81,324
Old National Bancorp .................................................... 4,585,000 97,156
Renasant Corp. ........................................................ 2,575,000 87,370
ServisFirst Bancshares, Inc. ............................................... 790,000 65,254
SouthState Corp. ....................................................... 820,000 76,112
Stock Yards Bancorp, Inc. ................................................. 1,007,000 69,543
Towne Bank(b) ........................................................ 1,915,000 65,474
UMB Financial Corp. .................................................... 710,000 71,781
United Bankshares, Inc. .................................................. 2,465,000 85,461
Wintrust Financial Corp. .................................................. 530,000 59,604
906,622
Capital Markets (1.9%):
Cohen & Steers, Inc. .................................................... 735,000 58,984
Lazard, Inc. ........................................................... 1,176,005 50,921
109,905
Communication Services (0.8%):
Madison Square Garden Sports Corp.(c) ....................................... 225,000 43,812
Consumer Discretionary (9.1%):
Acushnet Holdings Corp.(b) ............................................... 647,000 44,423
Boyd Gaming Corp. ..................................................... 740,000 48,714
Brunswick Corp. ....................................................... 59,000 3,177
Etsy, Inc.(c) ........................................................... 840,000 39,631
LCI Industries ......................................................... 415,000 36,283
Mattel, Inc.(c) ......................................................... 3,250,000 63,147
Meritage Homes Corp. ................................................... 435,000 30,833
Murphy USA, Inc. ...................................................... 180,000 84,566
OneSpaWorld Holdings Ltd. ............................................... 1,345,000 22,583
Stride, Inc.(c) .......................................................... 187,000 23,656
The Cheesecake Factory, Inc.(b) ............................................ 880,000 42,821
VF Corp. ............................................................. 2,965,000 46,017
Visteon Corp.(c) ........................................................ 500,000 38,810
524,661
Consumer Staples (3.4%):
Central Garden & Pet Co., Class A(c) ........................................ 1,850,000 60,551
Interparfums, Inc. ....................................................... 500,000 56,935
Performance Food Group Co.(c) ............................................ 670,000 52,682
The Simply Good Foods Co.(c) ............................................. 760,000 26,212
196,380
Energy (6.0%):
Civitas Resources, Inc. ................................................... 1,635,000 57,045
Delek US Holdings, Inc. .................................................. 1,155,000 17,406
Helmerich & Payne, Inc. .................................................. 2,372,000 61,957
Magnolia Oil & Gas Corp., Class A .......................................... 2,933,000 74,088
Matador Resources Co. ................................................... 1,370,000 69,993
Select Water Solutions, Inc. ................................................ 2,725,000 28,612
Weatherford International PLC ............................................. 745,000 39,895
348,996
Financial Services (3.1%):
EVERTEC, Inc. ........................................................ 1,315,000 48,352
NCR Atleos Corp.(c) .................................................... 2,000,000 52,760
Walker & Dunlop, Inc. ................................................... 905,000 77,251
178,363
Health Care (4.5%):
Charles River Laboratories International, Inc.(c) ................................. 127,000 19,116
Envista Holdings Corp.(c) ................................................. 2,530,005 43,668

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Omnicell, Inc.(c) ....................................................... 1,220,000 $ 42,651
Option Care Health, Inc.(c) ................................................ 1,420,000 49,629
Prestige Consumer Healthcare, Inc.(c) ........................................ 410,000 35,248
QIAGEN NV(c) ........................................................ 1,760,000 70,664
260,976
Industrials (19.4%):
Alamo Group, Inc. ...................................................... 305,000 54,354
Albany International Corp. ................................................ 546,000 37,696
Apogee Enterprises, Inc. .................................................. 840,000 38,917
ASGN, Inc.(c) ......................................................... 660,000 41,593
Astec Industries, Inc. .................................................... 1,120,000 38,584
Atkore, Inc. ........................................................... 440,000 26,396
Everus Construction Group, Inc.(c) .......................................... 184,695 6,850
Gibraltar Industries, Inc.(c) ................................................ 795,000 46,635
Hayward Holdings, Inc.(c) ................................................ 3,250,000 45,240
Hillenbrand, Inc. ....................................................... 1,775,000 42,849
Hub Group, Inc., Class A ................................................. 1,900,000 70,623
ICF International, Inc. ................................................... 164,000 13,935
JBT Marel Corp. ....................................................... 655,000 80,041
Kennametal, Inc. ....................................................... 2,068,000 44,048
Marten Transport Ltd. .................................................... 3,075,000 42,189
McGrath RentCorp ...................................................... 440,000 49,016
Mercury Systems, Inc.(c) ................................................. 1,302,000 56,103
MSC Industrial Direct Co., Inc. ............................................. 480,000 37,282
Mueller Industries, Inc. ................................................... 475,000 36,167
Pursuit Attractions and Hospitality, Inc.(c) ..................................... 1,397,000 49,440
The Timken Co. ........................................................ 728,000 52,321
UFP Industries, Inc. ..................................................... 335,000 35,858
UniFirst Corp. ......................................................... 268,000 46,632
Watts Water Technologies, Inc., Class A ....................................... 235,000 47,921
Werner Enterprises, Inc. .................................................. 2,695,000 78,963
1,119,653
Information Technology (9.0%):
Cohu, Inc.(a)(c) ........................................................ 2,760,000 40,600
Crane NXT Co. ........................................................ 841,000 43,227
Diodes, Inc.(c) ......................................................... 855,000 36,910
Extreme Networks, Inc.(c) ................................................ 2,637,000 34,888
Ingram Micro Holding Corp.(b) ............................................. 2,726,000 48,359
Kulicke & Soffa Industries, Inc. ............................................. 1,700,000 56,066
Littelfuse, Inc. ......................................................... 340,000 66,892
MeridianLink, Inc.(c) .................................................... 1,365,000 25,294
NCR Voyix Corp.(c) ..................................................... 3,383,000 32,984
Rogers Corp.(c) ........................................................ 500,000 33,765
Tower Semiconductor Ltd.(c) .............................................. 1,481,000 52,813
Verint Systems, Inc.(c) ................................................... 1,368,585 24,429
Viavi Solutions, Inc.(c) ................................................... 2,260,000 25,289
521,516
Insurance (7.0%):
Axis Capital Holdings Ltd. ................................................ 840,000 84,201
Bowhead Specialty Holdings, Inc.(c) ......................................... 1,060,000 43,089
First American Financial Corp. ............................................. 1,283,000 84,203
Safety Insurance Group, Inc. ............................................... 640,000 50,483
SiriusPoint Ltd.(c) ...................................................... 1,999,924 34,579
Stewart Information Services Corp. .......................................... 425,000 30,324
The Hanover Insurance Group, Inc. .......................................... 462,000 80,365
407,244
Materials (7.8%):
AdvanSix, Inc.(a) ....................................................... 1,774,000 40,181
Commercial Metals Co. .................................................. 1,504,000 69,199
Eagle Materials, Inc. ..................................................... 230,000 51,044
H.B. Fuller Co. ........................................................ 1,119,000 62,798

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares
a
Value
(000)
Innospec, Inc. ......................................................... 820,000 $ 77,695
Kaiser Aluminum Corp. .................................................. 206,000 12,487
MP Materials Corp.(b)(c) ................................................. 995,000 24,288
Silgan Holdings, Inc. .................................................... 1,241,000 63,440
Titan America SA(c) ..................................................... 2,086,000 28,203
Warrior Met Coal, Inc. ................................................... 490,000 23,383
452,718
Real Estate (5.9%):
Apple Hospitality REIT, Inc. ............................................... 5,280,000 68,165
Colliers International Group, Inc. ........................................... 520,000 63,076
COPT Defense Properties ................................................. 262,000 7,145
Cushman & Wakefield PLC(c) ............................................. 3,620,000 36,996
Four Corners Property Trust, Inc. ............................................ 2,372,000 68,076
Rayonier, Inc. ......................................................... 1,855,000 51,718
Ryman Hospitality Properties, Inc. ........................................... 530,000 48,463
343,639
Utilities (3.4%):
IDACORP, Inc. ........................................................ 775,000 90,070
MGE Energy, Inc. ...................................................... 550,000 51,128
National Fuel Gas Co. ................................................... 687,000 54,404
195,602
Total Common Stocks (Cost $5,410,525)
a
a
a
5,610,087
Exchange-Traded Funds (0.4%)
iShares Russell 2000 Value ETF(b) .......................................... 150,000 22,647
Total Exchange-Traded Funds (Cost $16,938)
a
a
a
22,647
Collateral for Securities Loaned (1.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(d) ........ 17,884,471 17,885
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(d) ............ 17,884,471 17,885
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(d) ............... 17,884,471 17,884
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(d) . 17,884,471 17,884
Total Collateral for Securities Loaned (Cost $71,538)
a
a
a
71,538
Total Investments (Cost $5,499,001) — 98.6% 5,704,272
Other assets in excess of liabilities —  1.4% 80,602
NET ASSETS - 100.00% $ 5,784,874
At March 31, 2025, the Fund's investments in foreign securities were 8.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Affiliated security.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Rate disclosed is the daily yield on March 31, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Affiliated Holdings
(Amounts in thousands)
Fair Value
6/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
3/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
AdvanSix, Inc. ........... $ 42,860 $ — $ (2,697) $ (1,091) $ 1,109 $ 40,181 1,774 $ 856 $ —
Cohu, Inc. .............. 77,454 11,724 (4,452) (1,479) (42,647) 40,600 2,760 — —
National Bank Holdings Corp.,
Class A .............. 53,303 31,912 (446) (13) (3,432) 81,324 2,125 1,777 —
$ 173,617 $ 43,636 $ (7,595) $ (2,583) $ (44,970) $ 162,105 6,659 $ 2,633 $ —

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory RS Partners Fund

(Unaudited)
Security Description Shares . Value
Common Stocks (95.7%)
Banks (18.2%):
Ameris Bancorp ........................................................ 225,800 $ 12,999,306
FNB Corp. ............................................................ 434,070 5,838,241
Old National Bancorp .................................................... 788,280 16,703,653
Prosperity Bancshares, Inc. ................................................ 187,810 13,404,000
Renasant Corp. ........................................................ 227,730 7,726,879
SouthState Corp. ....................................................... 127,890 11,870,750
The Bank of NT Butterfield & Son Ltd. ....................................... 301,030 11,716,088
UMB Financial Corp. .................................................... 164,454 16,626,299
96,885,216
Communication Services (1.0%):
Madison Square Garden Sports Corp.(a) ....................................... 27,260 5,308,067
Consumer Discretionary (9.0%):
Atmus Filtration Technologies, Inc. .......................................... 251,280 9,229,514
Beazer Homes USA, Inc.(a) ............................................... 214,320 4,369,985
Garrett Motion, Inc. ..................................................... 853,570 7,144,381
Group 1 Automotive, Inc. ................................................. 20,470 7,818,516
PVH Corp. ........................................................... 56,940 3,680,602
Taylor Morrison Home Corp.(a) ............................................ 100,210 6,016,608
The Cheesecake Factory, Inc.(b) ............................................ 139,360 6,781,258
Under Armour, Inc., Class C(a) ............................................. 449,660 2,675,477
47,716,341
Consumer Staples (3.9%):
Nomad Foods Ltd. ...................................................... 743,010 14,600,147
U.S. Foods Holding Corp.(a) ............................................... 93,270 6,105,454
20,705,601
Energy (5.8%):
California Resources Corp. ................................................ 99,760 4,386,447
Gulfport Energy Corp.(a) ................................................. 45,050 8,295,507
Northern Oil & Gas, Inc.(b) ............................................... 248,100 7,500,063
Plains GP Holdings LP, Class A ............................................. 506,070 10,809,655
30,991,672
Financial Services (3.5%):
Euronet Worldwide, Inc.(a) ................................................ 120,910 12,919,233
Walker & Dunlop, Inc. ................................................... 68,380 5,836,917
18,756,150
Health Care (4.9%):
Encompass Health Corp. .................................................. 92,500 9,368,400
Enovis Corp.(a) ........................................................ 129,030 4,930,236
Integer Holdings Corp.(a) ................................................. 40,710 4,804,187
The Ensign Group, Inc. ................................................... 54,710 7,079,474
26,182,297
Industrials (11.6%):
Alamo Group, Inc. ...................................................... 43,520 7,755,699
ArcBest Corp. ......................................................... 57,010 4,023,766
Fluor Corp.(a) ......................................................... 104,050 3,727,071
Gates Industrial Corp. PLC(a) .............................................. 551,100 10,145,751
Granite Construction, Inc. ................................................. 65,280 4,922,112
Hayward Holdings, Inc.(a) ................................................ 389,160 5,417,107
ICF International, Inc. ................................................... 68,520 5,822,145
Sun Country Airlines Holdings, Inc.(a) ........................................ 237,710 2,928,587
The Timken Co. ........................................................ 106,690 7,667,810
Titan Machinery, Inc.(a) .................................................. 219,830 3,745,903
V2X, Inc.(a) .......................................................... 114,800 5,630,940
61,786,891
Information Technology (4.0%):
ACI Worldwide, Inc.(a) .................................................. 134,720 7,370,531
Belden, Inc. ........................................................... 52,350 5,248,088

Victory Portfolios
Victory RS Partners Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Crane NXT Co. ........................................................ 166,530 $ 8,559,642
21,178,261
Insurance (12.9%):
Globe Life, Inc. ........................................................ 158,920 20,932,942
Hamilton Insurance Group Ltd., Class B(a) .................................... 276,510 5,732,052
Kemper Corp. ......................................................... 167,910 11,224,784
Primerica, Inc. ......................................................... 34,623 9,851,282
Stewart Information Services Corp. .......................................... 84,830 6,052,621
White Mountains Insurance Group Ltd. ....................................... 7,600 14,636,156
68,429,837
Materials (5.8%):
Axalta Coating Systems Ltd.(a) ............................................. 140,670 4,666,024
Graphic Packaging Holding Co. ............................................ 325,690 8,454,913
Ryerson Holding Corp. ................................................... 306,770 7,043,439
Sealed Air Corp. ....................................................... 364,440 10,532,316
30,696,692
Real Estate (9.3%):
COPT Defense Properties ................................................. 195,210 5,323,377
Essential Properties Realty Trust, Inc. ........................................ 379,690 12,393,082
Four Corners Property Trust, Inc. ............................................ 437,510 12,556,537
Howard Hughes Holdings, Inc.(a)(b) ......................................... 179,980 13,332,918
Independence Realty Trust, Inc. ............................................. 263,560 5,595,379
49,201,293
Utilities (5.8%):
Black Hills Corp. ....................................................... 197,485 11,977,465
SJW Group ........................................................... 115,880 6,337,477
TXNM Energy, Inc. ..................................................... 237,370 12,694,548
31,009,490
Total Common Stocks (Cost $427,476,483) 508,847,808
Preferred Stocks (0.1%)
Information Technology (0.1%):
WellDoc, Inc.(a)(c) ...................................................... 1,587,483 587,369
Total Preferred Stocks (Cost $1,942,920) 587,369
Collateral for Securities Loaned (1.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(d) ........ 2,546,052 2,546,052
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(d) ............ 2,546,052 2,546,052
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(d) ............... 2,546,052 2,546,052
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(d) . 2,546,052 2,546,052
Total Collateral for Securities Loaned (Cost $10,184,208) 10,184,208
Total Investments (Cost $439,603,611) — 97.7% 519,619,385
Other assets in excess of liabilities — 2.3% 12,392,024
NET ASSETS - 100.00% $ 532,011,409
At March 31, 2025, the Fund's investments in foreign securities were 7.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued using significant unobservable inputs as of March 31, 2025.
(d) Rate disclosed is the daily yield on March 31, 2025.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory RS Value Fund

(Unaudited)
Security Description Shares . Value
Common Stocks (96.2%)
Communication Services (0.7%):
Take-Two Interactive Software, Inc.(a) ........................................ 9,390 $ 1,946,078
Consumer Discretionary (5.6%):
LKQ Corp. ........................................................... 155,460 6,613,268
Mattel, Inc.(a) ......................................................... 169,820 3,299,603
PVH Corp. ........................................................... 30,050 1,942,432
Toll Brothers, Inc. ...................................................... 26,800 2,829,812
14,685,115
Consumer Staples (6.9%):
Keurig Dr. Pepper, Inc. ................................................... 173,285 5,929,813
Nomad Foods Ltd. ...................................................... 362,530 7,123,714
U.S. Foods Holding Corp.(a) ............................................... 78,050 5,109,153
18,162,680
Energy (5.5%):
Baker Hughes Co. ...................................................... 101,320 4,453,014
Expand Energy Corp. .................................................... 35,830 3,988,596
The Williams Cos., Inc. .................................................. 37,810 2,259,525
Valero Energy Corp. ..................................................... 28,840 3,808,899
14,510,034
Financials (24.8%):
Cboe Global Markets, Inc. ................................................ 39,290 8,890,934
Euronet Worldwide, Inc.(a) ................................................ 55,840 5,966,504
Everest Group Ltd. ...................................................... 22,200 8,065,926
Fairfax Financial Holdings Ltd. ............................................. 3,030 4,379,676
First American Financial Corp. ............................................. 79,580 5,222,835
Fiserv, Inc.(a) .......................................................... 27,120 5,988,910
Globe Life, Inc. ........................................................ 93,210 12,277,621
KeyCorp ............................................................. 332,110 5,310,439
Prosperity Bancshares, Inc. ................................................ 36,250 2,587,162
UMB Financial Corp. .................................................... 25,580 2,586,138
White Mountains Insurance Group Ltd. ....................................... 2,170 4,179,008
65,455,153
Health Care (6.8%):
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 11,700 2,849,652
CVS Health Corp. ...................................................... 61,520 4,167,980
Encompass Health Corp. .................................................. 50,540 5,118,691
Teva Pharmaceutical Industries Ltd.(a) ........................................ 373,120 5,734,855
17,871,178
Industrials (18.6%):
AGCO Corp. .......................................................... 46,970 4,348,013
AMETEK, Inc. ........................................................ 27,260 4,692,536
API Group Corp.(a) ..................................................... 101,420 3,626,779
CACI International, Inc., Class A(a) ......................................... 9,670 3,548,116
Fluor Corp.(a) ......................................................... 76,210 2,729,842
L3Harris Technologies, Inc. ............................................... 14,890 3,116,626
Leidos Holdings, Inc. .................................................... 23,160 3,125,210
Regal Rexnord Corp. .................................................... 25,620 2,916,837
Sensata Technologies Holding PLC .......................................... 141,920 3,444,398
SS&C Technologies Holdings, Inc. .......................................... 90,890 7,592,042
TFI International, Inc. .................................................... 28,650 2,218,943
The Timken Co. ........................................................ 59,650 4,287,046
WESCO International, Inc. ................................................ 21,240 3,298,572
48,944,960
Information Technology (8.2%):
Lam Research Corp. ..................................................... 46,240 3,361,648
Littelfuse, Inc. ......................................................... 28,920 5,689,721
Nice Ltd.(a) ........................................................... 37,030 5,708,915
Trimble, Inc.(a) ........................................................ 67,440 4,427,436

Victory Portfolios
Victory RS Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Zebra Technologies Corp.(a) ............................................... 8,940 $ 2,526,086
21,713,806
Materials (3.8%):
Graphic Packaging Holding Co. ............................................ 210,850 5,473,666
Sealed Air Corp. ....................................................... 153,500 4,436,150
9,909,816
Real Estate (8.6%):
Alexandria Real Estate Equities, Inc. ......................................... 29,080 2,690,191
Camden Property Trust ................................................... 32,410 3,963,743
CubeSmart ........................................................... 133,530 5,703,066
Equity LifeStyle Properties, Inc. ............................................ 68,180 4,547,606
NNN REIT, Inc. ........................................................ 131,980 5,628,947
22,533,553
Utilities (6.7%):
CenterPoint Energy, Inc. .................................................. 162,160 5,875,057
FirstEnergy Corp. ....................................................... 150,160 6,069,467
PPL Corp. ............................................................ 157,790 5,697,797
17,642,321
Total Common Stocks (Cost $220,842,771) 253,374,694
Total Investments (Cost $220,842,771) — 96.2% 253,374,694
Other assets in excess of liabilities — 3.8% 10,023,641
NET ASSETS - 100.00% $ 263,398,335
At March 31, 2025, the Fund's investments in foreign securities were 12.6% of net assets.
(a) Non-income producing security.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory RS Large Cap Alpha Fund

(Unaudited)
Security Description Shares . Value
Common Stocks (95.3%)
Communication Services (4.0%):
Alphabet, Inc., Class A ................................................... 68,600 $ 10,608,304
Take-Two Interactive Software, Inc.(a) ........................................ 51,400 10,652,650
21,260,954
Consumer Discretionary (5.0%):
LKQ Corp. ........................................................... 315,080 13,403,503
Mattel, Inc.(a) ......................................................... 335,050 6,510,022
Toll Brothers, Inc. ...................................................... 62,200 6,567,698
26,481,223
Consumer Staples (7.3%):
Keurig Dr. Pepper, Inc. ................................................... 498,010 17,041,902
Mondelez International, Inc., Class A ......................................... 160,050 10,859,393
U.S. Foods Holding Corp.(a) ............................................... 165,000 10,800,900
38,702,195
Energy (6.7%):
Enterprise Products Partners LP ............................................. 350,040 11,950,366
Exxon Mobil Corp. ..................................................... 144,720 17,211,549
Valero Energy Corp. ..................................................... 48,960 6,466,147
35,628,062
Financials (21.2%):
Cboe Global Markets, Inc. ................................................ 75,640 17,116,576
Citigroup, Inc. ......................................................... 223,090 15,837,159
Everest Group Ltd. ...................................................... 51,110 18,569,796
Fairfax Financial Holdings Ltd. ............................................. 9,540 13,789,474
JPMorgan Chase & Co. .................................................. 45,210 11,090,013
KeyCorp ............................................................. 1,082,960 17,316,530
The PNC Financial Services Group, Inc. ...................................... 65,850 11,574,454
The Progressive Corp. ................................................... 23,450 6,636,585
111,930,587
Health Care (17.3%):
AbbVie, Inc. .......................................................... 57,990 12,150,065
GE HealthCare Technologies, Inc. ........................................... 62,960 5,081,502
Johnson & Johnson ..................................................... 51,480 8,537,443
McKesson Corp. ....................................................... 14,040 9,448,780
Medtronic PLC ........................................................ 118,970 10,690,644
Merck & Co., Inc. ...................................................... 99,160 8,900,601
Teva Pharmaceutical Industries Ltd., ADR(a) ................................... 723,870 11,125,882
The Cigna Group ....................................................... 49,500 16,285,500
UnitedHealth Group, Inc. ................................................. 18,195 9,529,631
91,750,048
Industrials (15.0%):
CACI International, Inc., Class A(a) ......................................... 21,410 7,855,757
FedEx Corp. .......................................................... 34,320 8,366,530
General Dynamics Corp. .................................................. 21,850 5,955,873
Johnson Controls International PLC .......................................... 65,560 5,252,012
Leidos Holdings, Inc. .................................................... 46,020 6,209,939
PACCAR, Inc. ......................................................... 72,615 7,070,523
Regal Rexnord Corp. .................................................... 47,040 5,355,504
RTX Corp. ............................................................ 51,582 6,832,552
Sensata Technologies Holding PLC .......................................... 273,590 6,640,029
SS&C Technologies Holdings, Inc. .......................................... 176,650 14,755,574
The Toro Co. .......................................................... 69,910 5,085,952
79,380,245
Information Technology (7.6%):
Amphenol Corp., Class A ................................................. 63,980 4,196,448
Analog Devices, Inc. .................................................... 33,760 6,808,379
Applied Materials, Inc. ................................................... 33,180 4,815,082
Corpay, Inc.(a) ......................................................... 30,650 10,688,268
Salesforce, Inc. ........................................................ 24,780 6,649,961

Victory Portfolios
Victory RS Large Cap Alpha Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Zebra Technologies Corp.(a) ............................................... 24,140 $ 6,820,998
39,979,136
Materials (2.7%):
PPG Industries, Inc. ..................................................... 71,780 7,849,143
Sealed Air Corp. ....................................................... 220,932 6,384,935
14,234,078
Real Estate (4.4%):
Alexandria Real Estate Equities, Inc. ......................................... 49,040 4,536,690
Camden Property Trust ................................................... 79,790 9,758,317
Equity LifeStyle Properties, Inc. ............................................ 137,250 9,154,575
23,449,582
Utilities (4.1%):
American Electric Power Co., Inc. ........................................... 75,290 8,226,938
Exelon Corp. .......................................................... 287,780 13,260,903
21,487,841
Total Common Stocks (Cost $401,911,513) 504,283,951
Total Investments (Cost $401,911,513) — 95.3% 504,283,951
Other assets in excess of liabilities — 4.7% 24,685,463
NET ASSETS - 100.00% $ 528,969,414
At March 31, 2025, the Fund's investments in foreign securities were 10.2% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory RS Investors Fund

(Unaudited)
Security Description Shares . Value
Common Stocks (95.0%)
Banks (6.9%):
Citigroup, Inc. ......................................................... 31,560 $ 2,240,444
Prosperity Bancshares, Inc. ................................................ 39,840 2,843,381
5,083,825
Capital Markets (4.7%):
Cboe Global Markets, Inc. ................................................ 15,440 3,493,918
Communication Services (2.0%):
Alphabet, Inc., Class A ................................................... 9,700 1,500,008
Consumer Discretionary (3.3%):
LKQ Corp. ........................................................... 56,840 2,417,974
Consumer Staples (10.5%):
Keurig Dr. Pepper, Inc. ................................................... 75,390 2,579,846
Nomad Foods Ltd. ...................................................... 166,310 3,267,991
U.S. Foods Holding Corp.(a) ............................................... 28,870 1,889,830
7,737,667
Energy (6.7%):
Exxon Mobil Corp. ..................................................... 14,360 1,707,835
Northern Oil & Gas, Inc. .................................................. 45,880 1,386,952
Plains GP Holdings LP, Class A ............................................. 85,660 1,829,698
4,924,485
Financial Services (3.5%):
Euronet Worldwide, Inc.(a) ................................................ 24,330 2,599,660
Health Care (8.2%):
Encompass Health Corp. .................................................. 19,050 1,929,384
Teva Pharmaceutical Industries Ltd.(a) ........................................ 107,380 1,650,431
The Cigna Group ....................................................... 7,500 2,467,500
6,047,315
Industrials (10.5%):
Fluor Corp.(a) ......................................................... 29,810 1,067,794
Gates Industrial Corp. PLC(a) .............................................. 126,000 2,319,660
Sensata Technologies Holding PLC .......................................... 73,930 1,794,281
SS&C Technologies Holdings, Inc. .......................................... 31,250 2,610,313
7,792,048
Information Technology (8.7%):
Littelfuse, Inc. ......................................................... 8,850 1,741,149
Nice Ltd.(a) ........................................................... 16,210 2,499,096
Trimble, Inc.(a) ........................................................ 32,980 2,165,137
6,405,382
Insurance (19.0%):
Everest Group Ltd. ...................................................... 8,280 3,008,372
Fairfax Financial Holdings Ltd. ............................................. 1,430 2,066,976
First American Financial Corp. ............................................. 25,330 1,662,408
Globe Life, Inc. ........................................................ 28,720 3,782,998
White Mountains Insurance Group Ltd. ....................................... 1,820 3,504,974
14,025,728
Materials (3.4%):
Graphic Packaging Holding Co. ............................................ 95,650 2,483,074
Real Estate (3.9%):
Howard Hughes Holdings, Inc.(a) ........................................... 39,330 2,913,566
Utilities (3.7%):
FirstEnergy Corp. ....................................................... 68,640 2,774,429
Total Common Stocks (Cost $62,213,169) 70,199,079
Total Investments (Cost $62,213,169) — 95.0% 70,199,079
Other assets in excess of liabilities — 5.0% 3,681,190
NET ASSETS - 100.00% $ 73,880,269

Victory Portfolios
Victory RS Investors Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
At March 31, 2025, the Fund's investments in foreign securities were 16.9% of net assets.
(a) Non-income producing security.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Global Energy Transition Fund

(Unaudited)
Security Description Shares Value
Common Stocks (93.8%)
Australia (12.0%):
Materials (12.0%):
Iluka Resources Ltd.(a) ................................................... 6,380,134 $ 15,549,251
MAC Copper Ltd.(a)(b) .................................................. 1,963,865 18,735,272
Sunrise Energy Metals Ltd.(a)(b) ............................................ 5,786,876 989,273
35,273,796
Canada (33.1%):
Energy (25.0%):
ARC Resources Ltd. ..................................................... 712,026 14,315,736
Cameco Corp. ......................................................... 194,781 8,019,200
Keyera Corp. .......................................................... 383,027 11,906,872
Peyto Exploration & Development Corp. ...................................... 1,126,769 14,275,487
Tourmaline Oil Corp. .................................................... 219,202 10,572,395
Whitecap Resources, Inc. ................................................. 2,233,299 14,372,332
73,462,022
Materials (8.1%):
First Quantum Minerals Ltd.(a) ............................................. 1,342,603 18,055,020
Nutrien Ltd. ........................................................... 119,014 5,911,425
23,966,445
97,428,467
Chile (1.0%):
Industrials (1.0%):
Sociedad Quimica y Minera de Chile SA, ADR(b) ............................... 73,580 2,923,333
Norway (4.1%):
Materials (4.1%):
Norsk Hydro ASA ...................................................... 2,088,759 12,081,651
United States (43.6%):
Energy (18.2%):
Antero Resources Corp.(a) ................................................ 303,409 12,269,860
Enterprise Products Partners LP ............................................. 285,434 9,744,717
Range Resources Corp. ................................................... 534,392 21,338,272
The Williams Cos., Inc. .................................................. 168,434 10,065,616
53,418,465
Industrials (1.1%):
Energy Vault Holdings, Inc.(a)(b) ........................................... 4,812,387 3,346,534
Materials (24.3%):
Compass Minerals International, Inc.(c) ....................................... 3,458,021 32,125,015
Ivanhoe Electric, Inc.(a) .................................................. 960,821 5,582,370
Ivanhoe Electric, Inc. US(a) ............................................... 3,320,554 19,292,419
Linde PLC ............................................................ 30,893 14,385,016
71,384,820
128,149,819
Total Common Stocks (Cost $258,213,174) 275,857,066
Warrants (0.1%)
Canada (0.1%):
Materials (0.1%):
Ivanhoe Electric, Inc., expiring  2/12/26(a)(d) ................................... 441,014 314,624
Total Warrants (Cost $4,410) 314,624
Collateral for Securities Loaned (3.1%)^
United States (3.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(e) ........ 2,300,451 2,300,451
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(e) ............ 2,300,451 2,300,451
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(e) ............... 2,300,451 2,300,451

Victory Portfolios
Victory Global Energy Transition Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Affiliated Holdings
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(e) . 2,300,451 $ 2,300,451
Total Collateral for Securities Loaned (Cost $9,201,804) 9,201,804
Total Investments (Cost $267,419,388) — 97.0% 285,373,494
Other assets in excess of liabilities — 3.0% 8,838,807
NET ASSETS - 100.00% $ 294,212,301
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security.
(d) Security was fair valued using significant unobservable inputs as of March 31, 2025.
(e) Rate disclosed is the daily yield on March 31, 2025.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company
Fair Value
12/31/2024
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
3/31/2025 Shares
Dividend
Income
Capital Gain
Distribution
Compass Minerals
International, Inc. ... $ 33,430,005 $ 5,552,665 $ — $ — $ (6,857,655) $ 32,125,015 3,458,021 $ — $ —

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory RS Small Cap Growth Fund

(Unaudited)
Security Description Shares . Value
Common Stocks (97.6%)
Communication Services (0.4%):
Reddit, Inc., Class A(a) ................................................... 13,520 $ 1,418,248
Consumer Discretionary (10.7%):
American Eagle Outfitters, Inc. ............................................. 442,760 5,144,871
Champion Homes, Inc.(a) ................................................. 69,410 6,577,292
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 38,220 4,447,279
OneSpaWorld Holdings Ltd. ............................................... 248,990 4,180,542
RH(a) ............................................................... 15,280 3,581,785
The Cheesecake Factory, Inc.(b) ............................................ 106,340 5,174,504
Under Armour, Inc., Class C(a) ............................................. 331,120 1,970,164
Universal Technical Institute, Inc.(a) ......................................... 202,180 5,191,982
Warby Parker, Inc., Class A(a) .............................................. 220,690 4,023,179
40,291,598
Consumer Staples (4.8%):
Natural Grocers by Vitamin Cottage, Inc. ...................................... 114,398 4,598,800
The Honest Co., Inc.(a) ................................................... 951,510 4,472,097
The Simply Good Foods Co.(a) ............................................. 131,650 4,540,608
The Vita Coco Co., Inc.(a) ................................................ 142,840 4,378,046
17,989,551
Energy (2.7%):
Archrock, Inc. ......................................................... 75,280 1,975,347
Matador Resources Co. ................................................... 96,130 4,911,282
Permian Resources Corp. ................................................. 245,940 3,406,269
10,292,898
Financials (8.5%):
Euronet Worldwide, Inc.(a) ................................................ 50,440 5,389,514
FirstCash Holdings, Inc. .................................................. 32,120 3,864,678
Palomar Holdings, Inc.(a) ................................................. 23,500 3,221,380
Payoneer Global, Inc.(a) .................................................. 847,470 6,195,006
TWFG, Inc.(a) ......................................................... 72,120 2,229,229
Walker & Dunlop, Inc. ................................................... 18,420 1,572,331
Wintrust Financial Corp. .................................................. 46,560 5,236,138
WisdomTree, Inc. ....................................................... 507,090 4,523,243
32,231,519
Health Care (23.2%):
Adaptive Biotechnologies Corp.(a) .......................................... 515,010 3,826,524
AnaptysBio, Inc.(a) ..................................................... 114,190 2,122,792
Apogee Therapeutics, Inc.(a) ............................................... 64,850 2,422,796
Arcellx, Inc.(a) ........................................................ 43,570 2,858,192
Biohaven Ltd.(a) ....................................................... 68,740 1,652,510
Crinetics Pharmaceuticals, Inc.(a) ........................................... 59,190 1,985,233
Disc Medicine, Inc.(a) ................................................... 54,760 2,718,286
Glaukos Corp.(a) ....................................................... 30,940 3,045,115
Guardant Health, Inc.(a) .................................................. 67,330 2,868,258
HealthEquity, Inc.(a) .................................................... 34,820 3,077,043
Insmed, Inc.(a) ......................................................... 78,080 5,956,723
Inspire Medical Systems, Inc.(a) ............................................ 18,360 2,924,381
Janux Therapeutics, Inc.(a) ................................................ 54,369 1,467,963
Krystal Biotech, Inc.(a) ................................................... 14,530 2,619,759
Lantheus Holdings, Inc.(a) ................................................ 25,220 2,461,472
Madrigal Pharmaceuticals, Inc.(a) ........................................... 15,060 4,988,324
MoonLake Immunotherapeutics(a) .......................................... 71,800 2,805,226
Phreesia, Inc.(a) ........................................................ 138,130 3,530,603
PROCEPT BioRobotics Corp.(a) ............................................ 49,650 2,892,609
RadNet, Inc.(a) ........................................................ 80,410 3,997,985
Revolution Medicines, Inc.(a) .............................................. 80,980 2,863,453
RxSight, Inc.(a) ........................................................ 96,000 2,424,000
SI-BONE, Inc.(a) ....................................................... 211,030 2,960,751
SpringWorks Therapeutics, Inc.(a) ........................................... 83,100 3,667,203
Spyre Therapeutics, Inc.(a) ................................................ 76,478 1,233,972
Surgery Partners, Inc.(a) .................................................. 28,130 668,087

Victory Portfolios
Victory RS Small Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Twist Bioscience Corp.(a) ................................................. 92,940 $ 3,648,824
Vaxcyte, Inc.(a) ........................................................ 52,160 1,969,562
Vera Therapeutics, Inc.(a) ................................................. 59,710 1,434,234
Vericel Corp.(a) ........................................................ 99,000 4,417,380
Viridian Therapeutics, Inc.(a) .............................................. 154,720 2,085,626
87,594,886
Industrials (20.7%):
AAON, Inc. ........................................................... 30,030 2,346,244
AeroVironment, Inc.(a) ................................................... 19,670 2,344,467
Applied Industrial Technologies, Inc. ......................................... 33,770 7,609,732
Chart Industries, Inc.(a) .................................................. 31,369 4,528,429
FTAI Aviation Ltd. ...................................................... 75,990 8,437,170
Korn Ferry ........................................................... 36,950 2,506,318
Moog, Inc., Class A ..................................................... 14,870 2,577,715
Mueller Water Products, Inc., Class A ........................................ 106,740 2,713,331
NEXTracker, Inc., Class A(a) .............................................. 96,330 4,059,346
Paylocity Holding Corp.(a) ................................................ 36,770 6,888,492
Powell Industries, Inc. ................................................... 14,690 2,502,148
Primoris Services Corp. .................................................. 75,490 4,333,881
Rocket Lab USA, Inc.(a) ................................................. 80,070 1,431,652
RXO, Inc.(a) .......................................................... 279,140 5,331,574
SPX Technologies, Inc.(a) ................................................. 47,590 6,128,640
Tecnoglass, Inc. ........................................................ 53,650 3,838,657
The AZEK Co., Inc.(a) ................................................... 71,650 3,502,968
Watts Water Technologies, Inc., Class A ....................................... 9,780 1,994,338
Zurn Elkay Water Solutions Corp. ........................................... 154,840 5,106,623
78,181,725
Information Technology (23.0%):
ACI Worldwide, Inc.(a) .................................................. 98,870 5,409,178
Appfolio, Inc., Class A(a) ................................................. 12,130 2,667,387
Badger Meter, Inc. ...................................................... 9,800 1,864,450
Bitdeer Technologies Group(a)(b) ........................................... 92,100 813,243
Box, Inc., Class A(a) .................................................... 165,650 5,111,959
Braze, Inc., Class A(a) ................................................... 111,330 4,016,786
Confluent, Inc., Class A(a) ................................................ 168,300 3,944,952
Credo Technology Group Holding Ltd.(a) ..................................... 28,780 1,155,805
CyberArk Software Ltd.(a) ................................................ 6,850 2,315,300
Fabrinet(a) ............................................................ 39,880 7,876,699
Freshworks, Inc., Class A(a) ............................................... 259,220 3,657,594
Gitlab, Inc., Class A(a) ................................................... 101,120 4,752,640
Itron, Inc.(a) .......................................................... 49,940 5,231,714
Life360, Inc.(a) ........................................................ 45,960 1,764,404
MACOM Technology Solutions Holdings, Inc.(a) ................................ 47,903 4,808,503
Mirion Technologies, Inc.(a) ............................................... 285,710 4,142,795
Onto Innovation, Inc.(a) .................................................. 31,540 3,827,064
Q2 Holdings, Inc.(a) ..................................................... 77,640 6,211,976
Semtech Corp.(a) ....................................................... 148,950 5,123,880
ServiceTitan, Inc.(a)(b) ................................................... 40,080 3,812,009
SimilarWeb Ltd.(a) ...................................................... 167,580 1,385,887
Varonis Systems, Inc.(a) .................................................. 173,240 7,007,558
86,901,783
Materials (2.9%):
Avient Corp. .......................................................... 105,420 3,917,407
Balchem Corp. ......................................................... 32,050 5,320,300
Titan America SA(a) ..................................................... 119,624 1,617,317
10,855,024
Real Estate (0.7%):
National Storage Affiliates Trust ............................................ 64,170 2,528,298
Total Common Stocks (Cost $354,115,138) 368,285,530

Victory Portfolios
Victory RS Small Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Collateral for Securities Loaned (2.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(c) ........ 2,446,229 $ 2,446,229
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(c) ............ 2,446,229 2,446,229
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(c) ............... 2,446,229 2,446,229
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(c) . 2,446,229 2,446,229
Total Collateral for Securities Loaned (Cost $9,784,916) 9,784,916
Total Investments (Cost $363,900,054) — 100.2% 378,070,446
Liabilities in excess of other assets — (0.2)% (884,866)
NET ASSETS - 100.00% $ 377,185,580
At March 31, 2025, the Fund's investments in foreign securities were 5.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2025.

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory RS Select Growth Fund

(Unaudited)
Security Description Shares . Value
Common Stocks (97.4%)
Communication Services (1.3%):
Reddit, Inc., Class A(a) ................................................... 9,880 $ 1,036,412
Consumer Discretionary (14.5%):
American Eagle Outfitters, Inc. ............................................. 120,567 1,400,988
Champion Homes, Inc.(a) ................................................. 20,830 1,973,851
Churchill Downs, Inc. .................................................... 13,960 1,550,537
Duolingo, Inc.(a) ....................................................... 2,320 720,453
Dutch Bros, Inc., Class A(a) ............................................... 20,080 1,239,739
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 17,710 2,060,736
Planet Fitness, Inc., Class A(a) ............................................. 12,640 1,221,150
RH(a) ............................................................... 6,380 1,495,536
11,662,990
Consumer Staples (4.4%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 16,960 1,935,136
The Vita Coco Co., Inc.(a) ................................................ 52,590 1,611,884
3,547,020
Energy (1.8%):
Matador Resources Co. ................................................... 28,060 1,433,585
Financials (10.6%):
Euronet Worldwide, Inc.(a) ................................................ 14,730 1,573,901
FirstCash Holdings, Inc. .................................................. 7,400 890,368
Payoneer Global, Inc.(a) .................................................. 258,480 1,889,489
Shift4 Payments, Inc., Class A(a) ............................................ 11,120 908,615
Walker & Dunlop, Inc. ................................................... 5,590 477,162
Wintrust Financial Corp. .................................................. 13,860 1,558,696
WisdomTree, Inc. ....................................................... 137,770 1,228,908
8,527,139
Health Care (20.5%):
Apellis Pharmaceuticals, Inc.(a) ............................................ 34,140 746,642
Glaukos Corp.(a) ....................................................... 4,850 477,337
HealthEquity, Inc.(a) .................................................... 9,700 857,189
Insmed, Inc.(a) ......................................................... 20,490 1,563,182
Inspire Medical Systems, Inc.(a) ............................................ 5,440 866,483
Krystal Biotech, Inc.(a) ................................................... 5,200 937,560
Madrigal Pharmaceuticals, Inc.(a) ........................................... 4,540 1,503,784
Natera, Inc.(a) ......................................................... 18,390 2,600,530
Neurocrine Biosciences, Inc.(a) ............................................. 14,250 1,576,050
Sarepta Therapeutics, Inc.(a) ............................................... 10,630 678,406
SpringWorks Therapeutics, Inc.(a) ........................................... 38,090 1,680,912
Vericel Corp.(a) ........................................................ 30,430 1,357,787
Waystar Holding Corp.(a) ................................................. 46,231 1,727,190
16,573,052
Industrials (19.9%):
AAON, Inc. ........................................................... 11,720 915,684
AeroVironment, Inc.(a) ................................................... 4,810 573,304
Applied Industrial Technologies, Inc. ......................................... 8,580 1,933,417
Builders FirstSource, Inc.(a) ............................................... 6,720 839,597
BWX Technologies, Inc. .................................................. 13,550 1,336,708
Chart Industries, Inc.(a) .................................................. 10,630 1,534,547
Clean Harbors, Inc.(a) ................................................... 10,240 2,018,304
Curtiss-Wright Corp. .................................................... 3,130 993,055
FTAI Aviation Ltd. ...................................................... 19,190 2,130,666
Paylocity Holding Corp.(a) ................................................ 8,260 1,547,428
Tecnoglass, Inc. ........................................................ 17,460 1,249,263
The AZEK Co., Inc.(a) ................................................... 20,860 1,019,845
16,091,818
Information Technology (23.1%):
Appfolio, Inc., Class A(a) ................................................. 5,030 1,106,097
Check Point Software Technologies Ltd.(a) .................................... 13,430 3,060,966
Coherent Corp.(a) ...................................................... 10,100 655,894

Victory Portfolios
Victory RS Select Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
CyberArk Software Ltd.(a) ................................................ 7,760 $ 2,622,880
Dynatrace, Inc.(a) ...................................................... 23,520 1,108,968
Fabrinet(a) ............................................................ 7,740 1,528,727
Gitlab, Inc., Class A(a) ................................................... 18,360 862,920
MACOM Technology Solutions Holdings, Inc.(a) ................................ 12,360 1,240,697
Onto Innovation, Inc.(a) .................................................. 6,230 755,948
Procore Technologies, Inc.(a) .............................................. 20,230 1,335,585
Q2 Holdings, Inc.(a) ..................................................... 25,440 2,035,454
Semtech Corp.(a) ....................................................... 32,800 1,128,320
Trimble, Inc.(a) ........................................................ 18,330 1,203,365
18,645,821
Materials (1.3%):
Avient Corp. .......................................................... 28,640 1,064,262
Total Common Stocks (Cost $72,214,371) 78,582,099
Total Investments (Cost $72,214,371) — 97.4% 78,582,099
Other assets in excess of liabilities — 2.6% 2,062,227
NET ASSETS - 100.00% $ 80,644,326
At March 31, 2025, the Fund's investments in foreign securities were 8.9% of net assets.
(a) Non-income producing security.

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory RS Mid Cap Growth Fund

(Unaudited)
Security Description Shares . Value
Common Stocks (98.9%)
Communication Services (7.5%):
Pinterest, Inc., Class A(a) ................................................. 35,510 $ 1,100,810
Reddit, Inc., Class A(a) ................................................... 10,340 1,084,666
ROBLOX Corp., Class A(a) ............................................... 19,560 1,140,152
Take-Two Interactive Software, Inc.(a) ........................................ 3,240 671,490
The Trade Desk, Inc., Class A(a) ............................................ 16,690 913,277
4,910,395
Consumer Discretionary (13.1%):
American Eagle Outfitters, Inc. ............................................. 50,930 591,807
Burlington Stores, Inc.(a) ................................................. 5,970 1,422,830
Champion Homes, Inc.(a) ................................................. 10,570 1,001,613
Churchill Downs, Inc. .................................................... 5,970 663,088
Dutch Bros, Inc., Class A(a) ............................................... 8,700 537,138
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 9,200 1,070,512
Planet Fitness, Inc., Class A(a) ............................................. 8,210 793,168
RH(a) ............................................................... 2,870 672,757
Ulta Beauty, Inc.(a) ..................................................... 4,010 1,469,825
Under Armour, Inc., Class C(a) ............................................. 56,870 338,376
8,561,114
Consumer Staples (3.7%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 6,890 786,149
Maplebear, Inc.(a) ...................................................... 18,410 734,375
The Simply Good Foods Co.(a) ............................................. 26,540 915,365
2,435,889
Energy (3.6%):
Cheniere Energy, Inc. .................................................... 4,100 948,740
Diamondback Energy, Inc. ................................................ 2,200 351,736
Matador Resources Co. ................................................... 7,870 402,078
Permian Resources Corp. ................................................. 49,520 685,852
2,388,406
Financials (15.3%):
Ameriprise Financial, Inc. ................................................. 3,340 1,616,927
Apollo Global Management, Inc. ............................................ 3,830 524,480
Block, Inc.(a) .......................................................... 9,820 533,521
Coinbase Global, Inc., Class A(a) ........................................... 3,500 602,805
Euronet Worldwide, Inc.(a) ................................................ 7,420 792,827
FirstCash Holdings, Inc. .................................................. 3,550 427,136
Kinsale Capital Group, Inc. ................................................ 1,490 725,198
LPL Financial Holdings, Inc. ............................................... 3,290 1,076,291
MSCI, Inc. ........................................................... 1,500 848,250
Shift4 Payments, Inc., Class A(a)(b) ......................................... 7,580 619,362
Toast, Inc., Class A(a) .................................................... 12,410 411,640
Tradeweb Markets, Inc., Class A ............................................ 3,770 559,694
Wintrust Financial Corp. .................................................. 5,790 651,143
WisdomTree, Inc. ....................................................... 69,530 620,207
10,009,481
Health Care (15.6%):
Alnylam Pharmaceuticals, Inc.(a) ........................................... 3,990 1,077,380
Apellis Pharmaceuticals, Inc.(a) ............................................ 9,580 209,515
Argenx SE, ADR(a) ..................................................... 580 343,282
Cencora, Inc. .......................................................... 4,720 1,312,585
Dexcom, Inc.(a) ........................................................ 11,810 806,505
HealthEquity, Inc.(a) .................................................... 6,750 596,497
Inspire Medical Systems, Inc.(a) ............................................ 3,130 498,546
Insulet Corp.(a) ........................................................ 3,950 1,037,309
Masimo Corp.(a) ....................................................... 3,720 619,752
Natera, Inc.(a) ......................................................... 12,880 1,821,361
Sarepta Therapeutics, Inc.(a) ............................................... 4,590 292,934
Veeva Systems, Inc., Class A(a) ............................................. 3,870 896,408

Victory Portfolios
Victory RS Mid Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Waystar Holding Corp.(a) ................................................. 18,682 $ 697,959
10,210,033
Industrials (15.3%):
AAON, Inc. ........................................................... 5,000 390,650
Axon Enterprise, Inc.(a) .................................................. 1,930 1,015,084
Builders FirstSource, Inc.(a) ............................................... 4,080 509,755
BWX Technologies, Inc. .................................................. 6,810 671,807
Chart Industries, Inc.(a) .................................................. 4,550 656,838
Clean Harbors, Inc.(a) ................................................... 4,970 979,587
Comfort Systems USA, Inc. ............................................... 1,260 406,136
Curtiss-Wright Corp. .................................................... 2,500 793,175
Flowserve Corp. ........................................................ 13,890 678,388
FTAI Aviation Ltd. ...................................................... 12,710 1,411,191
HEICO Corp., Class A ................................................... 3,460 729,956
Quanta Services, Inc. .................................................... 1,330 338,059
Verisk Analytics, Inc. .................................................... 3,360 1,000,003
Vertiv Holdings Co., Class A ............................................... 6,580 475,076
10,055,705
Information Technology (24.4%):
AppLovin Corp., Class A(a) ............................................... 10,670 2,827,230
Coherent Corp.(a) ...................................................... 7,790 505,883
CyberArk Software Ltd.(a) ................................................ 1,620 547,560
Datadog, Inc., Class A(a) ................................................. 16,110 1,598,273
Dynatrace, Inc.(a) ...................................................... 16,500 777,975
Fair Isaac Corp.(a) ...................................................... 580 1,069,613
HubSpot, Inc.(a) ....................................................... 2,000 1,142,580
MACOM Technology Solutions Holdings, Inc.(a) ................................ 5,830 585,215
MicroStrategy, Inc.(a) .................................................... 940 270,974
Monolithic Power Systems, Inc. ............................................ 1,920 1,113,562
Palantir Technologies, Inc., Class A(a) ........................................ 30,950 2,612,180
Samsara, Inc., Class A(a) ................................................. 10,120 387,900
Synopsys, Inc.(a) ....................................................... 1,870 801,949
Trimble, Inc.(a) ........................................................ 13,950 915,817
Zscaler, Inc.(a) ......................................................... 4,040 801,617
15,958,328
Materials (0.4%):
Avient Corp. .......................................................... 7,160 266,066
Total Common Stocks (Cost $53,701,267) 64,795,417
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(d) ........ 2,682 2,682
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(d) ............ 2,682 2,682
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(d) ............... 2,682 2,682
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(d) . 2,682 2,682
Total Collateral for Securities Loaned (Cost $10,728) 10,728
Total Investments (Cost $53,711,995) — 98.9% 64,806,145
Other assets in excess of liabilities — 1.1% 697,664
NET ASSETS - 100.00% $ 65,503,809
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on March 31, 2025.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory RS Growth Fund

(Unaudited)
Security Description Shares . Value
Common Stocks (99.6%)
Communication Services (15.1%):
Alphabet, Inc., Class C ................................................... 100,910 $ 15,765,169
Meta Platforms, Inc., Class A .............................................. 31,650 18,241,794
Netflix, Inc.(a) ......................................................... 10,880 10,145,927
The Trade Desk, Inc., Class A(a) ............................................ 33,220 1,817,798
45,970,688
Communications Equipment (0.9%):
Arista Networks, Inc.(a) .................................................. 33,510 2,596,355
Consumer Discretionary (12.4%):
Amazon.com, Inc.(a) .................................................... 85,100 16,191,126
Burlington Stores, Inc.(a) ................................................. 23,080 5,500,656
RH(a) ............................................................... 9,540 2,236,271
Tesla, Inc.(a) .......................................................... 26,330 6,823,683
Ulta Beauty, Inc.(a) ..................................................... 18,540 6,795,652
37,547,388
Consumer Staples (1.7%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 45,130 5,149,333
Energy (0.4%):
Diamondback Energy, Inc. ................................................ 8,050 1,287,034
Financials (7.8%):
Fiserv, Inc.(a) .......................................................... 17,640 3,895,441
The Progressive Corp. ................................................... 15,660 4,431,937
Tradeweb Markets, Inc., Class A ............................................ 19,490 2,893,485
Visa, Inc., Class A ...................................................... 35,437 12,419,251
23,640,114
Health Care (8.8%):
Dexcom, Inc.(a) ........................................................ 36,990 2,526,047
Eli Lilly & Co. ......................................................... 16,110 13,305,410
Intuitive Surgical, Inc.(a) ................................................. 7,090 3,511,464
Natera, Inc.(a) ......................................................... 30,690 4,339,873
Vertex Pharmaceuticals, Inc.(a) ............................................. 6,180 2,996,188
26,678,982
Industrials (3.8%):
Builders FirstSource, Inc.(a) ............................................... 12,670 1,582,990
Clean Harbors, Inc.(a) ................................................... 19,380 3,819,798
GE Vernova, Inc. ....................................................... 3,500 1,068,480
HEICO Corp., Class A ................................................... 15,100 3,185,647
Quanta Services, Inc. .................................................... 7,870 2,000,397
11,657,312
IT Services (1.7%):
Snowflake, Inc., Class A(a) ................................................ 35,770 5,228,143
Semiconductors & Semiconductor Equipment (15.0%):
Broadcom, Inc. ........................................................ 41,290 6,913,185
Lam Research Corp. ..................................................... 40,600 2,951,620
Monolithic Power Systems, Inc. ............................................ 5,880 3,410,282
NVIDIA Corp. ......................................................... 296,640 32,149,843
45,424,930
Software (21.0%):
AppLovin Corp., Class A(a) ............................................... 13,150 3,484,356
Autodesk, Inc.(a) ....................................................... 11,820 3,094,476
Crowdstrike Holdings, Inc., Class A(a) ....................................... 5,770 2,034,387
Fair Isaac Corp.(a) ...................................................... 1,430 2,637,149
Intuit, Inc. ............................................................ 5,370 3,297,126
Microsoft Corp. ........................................................ 88,030 33,045,582
Oracle Corp. .......................................................... 34,230 4,785,696
Palo Alto Networks, Inc.(a) ................................................ 18,510 3,158,546
ServiceNow, Inc.(a) ..................................................... 5,740 4,569,844

Victory Portfolios
Victory RS Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Synopsys, Inc.(a) ....................................................... 8,660 $ 3,713,841
63,821,003
Technology Hardware, Storage & Peripherals (11.0%):
Apple, Inc. ........................................................... 150,648 33,463,440
Total Common Stocks (Cost $134,808,607) 302,464,722
Total Investments (Cost $134,808,607) — 99.6% 302,464,722
Other assets in excess of liabilities — 0.4% 1,241,148
NET ASSETS - 100.00% $ 303,705,870
(a) Non-income producing security.

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory RS Science and Technology Fund

(Unaudited)
c
Security Description Shares . Value
Common Stocks (99.9%)
Biotechnology (20.0%):
Absci Corp.(a)(b) ....................................................... 94,970 $ 238,375
AnaptysBio, Inc.(a) ..................................................... 44,290 823,351
Apellis Pharmaceuticals, Inc.(a) ............................................ 36,373 795,478
Apogee Therapeutics, Inc.(a) ............................................... 25,280 944,461
Arcellx, Inc.(a) ........................................................ 18,360 1,204,416
Avidity Biosciences, Inc.(a) ............................................... 9,960 294,019
Bicara Therapeutics, Inc.(a)(b) ............................................. 25,080 326,792
Biohaven Ltd.(a) ....................................................... 25,940 623,598
Bridgebio Pharma, Inc.(a) ................................................. 33,050 1,142,538
CAMP4 Therapeutics Corp.(a)(b) ........................................... 59,540 238,160
Crinetics Pharmaceuticals, Inc.(a) ........................................... 37,290 1,250,707
Disc Medicine, Inc.(a) ................................................... 23,950 1,188,878
Dyne Therapeutics, Inc.(a) ................................................ 26,970 282,106
Gossamer Bio, Inc.(a) .................................................... 147,660 162,426
Ideaya Biosciences, Inc.(a) ................................................ 30,480 499,262
Insmed, Inc.(a) ......................................................... 35,700 2,723,553
Janux Therapeutics, Inc.(a) ................................................ 21,307 575,289
Krystal Biotech, Inc.(a) ................................................... 5,460 984,438
Kymera Therapeutics, Inc.(a) .............................................. 9,500 260,015
Madrigal Pharmaceuticals, Inc.(a) ........................................... 3,910 1,295,109
Merus NV(a) .......................................................... 6,670 280,740
MoonLake Immunotherapeutics(a) .......................................... 25,540 997,848
Natera, Inc.(a) ......................................................... 13,840 1,957,114
Nurix Therapeutics, Inc.(a) ................................................ 21,140 251,143
Nuvalent, Inc., Class A(a) ................................................. 15,430 1,094,296
Olema Pharmaceuticals, Inc.(a) ............................................. 66,530 250,153
ORIC Pharmaceuticals, Inc.(a) ............................................. 115,160 642,593
Protagonist Therapeutics, Inc.(a) ............................................ 11,500 556,140
Regulus Therapeutics, Inc.(a)(b) ............................................ 271,558 475,227
Replimune Group, Inc.(a) ................................................. 54,740 533,715
Revolution Medicines, Inc.(a) .............................................. 39,680 1,403,085
Sarepta Therapeutics, Inc.(a) ............................................... 5,030 321,015
SpringWorks Therapeutics, Inc.(a) ........................................... 19,180 846,413
Spyre Therapeutics, Inc.(a) ................................................ 20,018 322,990
Twist Bioscience Corp.(a) ................................................. 21,820 856,653
Tyra Biosciences, Inc.(a)(b) ............................................... 40,650 378,045
Vaxcyte, Inc.(a) ........................................................ 28,850 1,089,376
Vera Therapeutics, Inc.(a) ................................................. 32,270 775,125
Vertex Pharmaceuticals, Inc.(a) ............................................. 7,440 3,607,061
Viridian Therapeutics, Inc.(a) .............................................. 64,850 874,178
Zymeworks, Inc.(a) ..................................................... 32,050 381,716
33,747,597
Communication Services (16.4%):
Meta Platforms, Inc., Class A .............................................. 24,100 13,890,276
Netflix, Inc.(a) ......................................................... 6,510 6,070,770
Reddit, Inc., Class A(a) ................................................... 34,170 3,584,433
Take-Two Interactive Software, Inc.(a) ........................................ 15,800 3,274,550
The Trade Desk, Inc., Class A(a) ............................................ 17,170 939,543
27,759,572
Consumer Discretionary (4.6%):
Amazon.com, Inc.(a) .................................................... 41,060 7,812,076
Electronic Equipment, Instruments & Components (2.4%):
Coherent Corp.(a) ...................................................... 19,370 1,257,888
Trimble, Inc.(a) ........................................................ 42,890 2,815,728
4,073,616
Financials (3.4%):
Shift4 Payments, Inc., Class A(a)(b) ......................................... 26,270 2,146,522
Visa, Inc., Class A ...................................................... 10,200 3,574,692
5,721,214

Victory Portfolios
Victory RS Science and Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Health Care Technology (0.6%):
Veeva Systems, Inc., Class A(a) ............................................. 4,250 $ 984,427
IT Services (3.1%):
MongoDB, Inc.(a) ...................................................... 3,490 612,146
Snowflake, Inc., Class A(a) ................................................ 17,880 2,613,341
Wix.com Ltd.(a) ........................................................ 11,920 1,947,489
5,172,976
Pharmaceuticals (4.5%):
Arvinas, Inc.(a) ........................................................ 52,930 371,569
Eli Lilly & Co. ......................................................... 8,690 7,177,158
7,548,727
Semiconductors & Semiconductor Equipment (17.4%):
Credo Technology Group Holding Ltd.(a) ..................................... 56,160 2,255,386
Impinj, Inc.(a) ......................................................... 7,730 701,111
Lam Research Corp. ..................................................... 17,090 1,242,443
MACOM Technology Solutions Holdings, Inc.(a) ................................ 36,890 3,703,018
Marvell Technology, Inc. ................................................. 25,270 1,555,874
MaxLinear, Inc.(a) ...................................................... 138,720 1,506,499
Monolithic Power Systems, Inc. ............................................ 5,930 3,439,281
NVIDIA Corp. ......................................................... 118,950 12,891,801
Semtech Corp.(a) ....................................................... 58,870 2,025,128
29,320,541
Software (27.4%):
AppLovin Corp., Class A(a) ............................................... 33,960 8,998,381
Confluent, Inc., Class A(a) ................................................ 82,700 1,938,488
CyberArk Software Ltd.(a) ................................................ 5,230 1,767,740
Dynatrace, Inc.(a) ...................................................... 32,910 1,551,706
Fair Isaac Corp.(a) ...................................................... 2,860 5,274,298
Gitlab, Inc., Class A(a) ................................................... 18,990 892,530
Microsoft Corp. ........................................................ 34,600 12,988,494
Monday.com Ltd.(a) ..................................................... 4,190 1,018,840
Salesforce, Inc. ........................................................ 6,290 1,687,984
Samsara, Inc., Class A(a) ................................................. 7,990 306,257
ServiceNow, Inc.(a) ..................................................... 5,800 4,617,612
Sprout Social, Inc., Class A(a) .............................................. 36,440 801,316
Varonis Systems, Inc.(a) .................................................. 110,780 4,481,051
46,324,697
Technology Hardware, Storage & Peripherals (0.1%):
Canaan, Inc., ADR(a) .................................................... 288,190 252,973
Total Common Stocks (Cost $90,224,850) 168,718,416
Warrants (0.0%)(c)
Health Care (0.0%):(c)
Athenex, Inc.(a)(d) ...................................................... 1,346,518   —(e)
Nuvation Bio, Inc.(a)(b) .................................................. 37,730 5,962
Regulus Therapeutics, Inc.(a)(f)(g) .......................................... 132,637   —(e)
5,962
Total Warrants (Cost $179,261) 5,962
Collateral for Securities Loaned (2.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(h) ........ 930,910 930,910
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(h) ............ 930,910 930,910
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(h) ............... 930,910 930,910
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(h) . 930,910 930,910
Total Collateral for Securities Loaned (Cost $3,723,640) 3,723,640
Total Investments (Cost $94,127,751) — 102.1% 172,448,018
Liabilities in excess of other assets — (2.1)% (3,577,743)
NET ASSETS - 100.00% $ 168,870,275

Victory Portfolios
Victory RS Science and Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Name
Acquisition Date
Cost
Regulus Therapeutics, Inc. .....................................
12/1/2020
$ 165,796
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of March 31, 2025.
(e) Rounds to less than $1.
(f) Restricted security that is not registered under the Securities Act of 1933.
(g) The following table details the earliest acquisition date and cost of the Fund's restricted securities at March 31, 2025.
(h) Rate disclosed is the daily yield on March 31, 2025.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory RS Small Cap Equity Fund

(Unaudited)
Security Description Shares . Value
Common Stocks (97.0%)
Consumer Discretionary (16.7%):
American Eagle Outfitters, Inc. ............................................. 85,700 $ 995,834
Champion Homes, Inc.(a) ................................................. 5,850 554,346
Latham Group, Inc.(a) ................................................... 110,470 710,322
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 8,290 964,624
OneSpaWorld Holdings Ltd. ............................................... 41,040 689,062
Under Armour, Inc., Class C(a) ............................................. 53,100 315,945
Universal Technical Institute, Inc.(a) ......................................... 39,420 1,012,306
5,242,439
Consumer Staples (2.8%):
The Simply Good Foods Co.(a) ............................................. 25,190 868,803
Energy (2.1%):
Permian Resources Corp. ................................................. 47,370 656,075
Financials (20.9%):
Euronet Worldwide, Inc.(a) ................................................ 14,850 1,586,722
FirstCash Holdings, Inc. .................................................. 13,090 1,574,989
LendingTree, Inc.(a) ..................................................... 30,060 1,511,116
Payoneer Global, Inc.(a) .................................................. 254,100 1,857,471
6,530,298
Health Care (14.2%):
Adaptive Biotechnologies Corp.(a) .......................................... 73,080 542,984
Amicus Therapeutics, Inc.(a) ............................................... 39,600 323,136
Apellis Pharmaceuticals, Inc.(a) ............................................ 13,810 302,025
Halozyme Therapeutics, Inc.(a) ............................................. 7,840 500,270
Janux Therapeutics, Inc.(a) ................................................ 9,730 262,710
Natera, Inc.(a) ......................................................... 3,380 477,966
PROCEPT BioRobotics Corp.(a) ............................................ 8,900 518,514
SpringWorks Therapeutics, Inc.(a) ........................................... 9,640 425,413
Twist Bioscience Corp.(a) ................................................. 16,770 658,390
Vericel Corp.(a) ........................................................ 9,940 443,523
4,454,931
Industrials (21.6%):
AeroVironment, Inc.(a) ................................................... 2,670 318,237
CBIZ, Inc.(a) .......................................................... 15,980 1,212,243
Chart Industries, Inc.(a) .................................................. 11,940 1,723,658
FTAI Aviation Ltd. ...................................................... 6,200 688,386
Primoris Services Corp. .................................................. 15,810 907,652
RXO, Inc.(a) .......................................................... 48,060 917,946
Tecnoglass, Inc. ........................................................ 13,830 989,537
6,757,659
Information Technology (18.7%):
Itron, Inc.(a) .......................................................... 10,000 1,047,600
Life360, Inc.(a) ........................................................ 17,150 658,389
MACOM Technology Solutions Holdings, Inc.(a) ................................ 5,800 582,204
Mirion Technologies, Inc.(a) ............................................... 44,100 639,450
Q2 Holdings, Inc.(a) ..................................................... 18,002 1,440,340
Semtech Corp.(a) ....................................................... 20,420 702,448
Varonis Systems, Inc.(a) .................................................. 19,590 792,415
5,862,846
Total Common Stocks (Cost $31,862,749) 30,373,051
Total Investments (Cost $31,862,749) — 97.0% 30,373,051
Other assets in excess of liabilities — 3.0% 937,540
NET ASSETS - 100.00% $ 31,310,591
(a) Non-income producing security.

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory RS International Fund

(Unaudited)
Security Description Shares Value
Common Stocks (97.3%)
Australia (6.2%):
Consumer Discretionary (1.4%):
Aristocrat Leisure Ltd. ................................................... 149,943 $ 6,062,701
Financials (1.2%):
Macquarie Group Ltd. ................................................... 43,196 5,374,303
Health Care (0.8%):
CSL Ltd. ............................................................. 23,384 3,679,503
Materials (1.8%):
BHP Group Ltd. ........................................................ 329,375 7,989,744
Real Estate (1.0%):
Scentre Group(a) ....................................................... 2,141,129 4,529,096
27,635,347
Austria (1.0%):
Financials (1.0%):
BAWAG Group AG(b) ................................................... 44,875 4,629,051
Belgium (1.2%):
Information Technology (0.5%):
Melexis NV ........................................................... 39,755 2,238,326
Materials (0.7%):
Solvay SA, Class A ..................................................... 86,553 3,078,552
5,316,878
Denmark (2.9%):
Consumer Discretionary (1.0%):
Pandora A/S .......................................................... 27,439 4,205,796
Health Care (1.9%):
Novo Nordisk A/S, Class B ................................................ 125,055 8,551,986
12,757,782
France (7.6%):
Consumer Discretionary (1.9%):
FDJ UNITED(b) ....................................................... 100,983 3,177,238
LVMH Moet Hennessy Louis Vuitton SE ...................................... 8,346 5,168,015
8,345,253
Consumer Staples (1.3%):
L'Oreal SA ........................................................... 15,920 5,916,797
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 14,082 2,135,113
Industrials (2.7%):
Rexel SA ............................................................. 175,052 4,717,370
Safran SA ............................................................ 27,716 7,296,473
12,013,843
Information Technology (0.3%):
Capgemini SE ......................................................... 9,033 1,357,153
Materials (0.9%):
Arkema SA ........................................................... 54,749 4,191,801
33,959,960
Germany (10.1%):
Communication Services (0.8%):
CTS Eventim AG & Co. KGaA ............................................. 35,936 3,604,844
Consumer Discretionary (0.8%):
Volkswagen AG, Preference Shares .......................................... 35,509 3,622,932
Financials (2.8%):
Allianz SE, Registered Shares .............................................. 33,035 12,641,634

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Industrials (2.1%):
Siemens AG, Registered Shares ............................................. 40,420 $ 9,333,968
Information Technology (2.7%):
SAP SE .............................................................. 45,033 12,065,439
Utilities (0.9%):
RWE AG ............................................................. 109,240 3,900,560
45,169,377
Hong Kong (2.7%):
Financials (1.6%):
AIA Group Ltd. ........................................................ 959,000 7,259,743
Real Estate (1.1%):
CK Asset Holdings Ltd. .................................................. 1,186,000 4,798,658
12,058,401
Ireland (0.7%):
Materials (0.7%):
James Hardie Industries PLC(a) ............................................ 135,578 3,234,695
Italy (2.1%):
Financials (0.9%):
Banco BPM SpA ....................................................... 385,700 3,924,527
Utilities (1.2%):
Enel SpA ............................................................. 658,992 5,345,443
9,269,970
Japan (20.8%):
Communication Services (1.8%):
Capcom Co. Ltd. ....................................................... 179,100 4,421,058
Kakaku.com, Inc. ....................................................... 252,500 3,616,889
8,037,947
Consumer Discretionary (2.6%):
Toyota Motor Corp. ..................................................... 466,200 8,242,256
ZOZO, Inc. ........................................................... 356,100 3,411,112
11,653,368
Consumer Staples (0.8%):
Toyo Suisan Kaisha Ltd. .................................................. 58,800 3,480,434
Financials (3.5%):
Mizuho Financial Group, Inc. .............................................. 275,600 7,564,502
Tokio Marine Holdings, Inc. ............................................... 202,900 7,894,440
15,458,942
Health Care (2.3%):
Hoya Corp. ........................................................... 51,300 5,790,413
Shionogi & Co. Ltd. ..................................................... 296,600 4,477,693
10,268,106
Industrials (5.6%):
Fuji Electric Co. Ltd. .................................................... 87,000 3,719,724
MISUMI Group, Inc. .................................................... 189,100 3,147,931
Mitsubishi Heavy Industries Ltd. ............................................ 427,400 7,340,975
Nippon Yusen KK ...................................................... 129,500 4,280,299
Sanwa Holdings Corp. ................................................... 207,000 6,643,399
25,132,328
Information Technology (3.2%):
Disco Corp. ........................................................... 16,700 3,410,959
Fujitsu Ltd. ........................................................... 280,100 5,574,986
Oracle Corp. .......................................................... 48,900 5,146,597
14,132,542
Real Estate (1.0%):
Sumitomo Realty & Development Co. Ltd. .................................... 119,200 4,479,361
92,643,028

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Netherlands (6.2%):
Communication Services (1.3%):
Koninklijke KPN NV .................................................... 1,374,676 $ 5,822,110
Financials (1.9%):
ING Groep NV ........................................................ 428,028 8,384,835
Industrials (1.4%):
Wolters Kluwer NV ..................................................... 39,620 6,168,108
Information Technology (1.6%):
ASM International NV ................................................... 9,218 4,200,187
ASML Holding NV ..................................................... 4,680 3,096,810
7,296,997
27,672,050
New Zealand (0.6%):
Health Care (0.6%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 147,016 2,804,484
Norway (1.3%):
Industrials (1.3%):
Kongsberg Gruppen ASA ................................................. 37,837 5,550,484
Spain (3.7%):
Financials (2.5%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 812,068 11,081,723
Industrials (1.2%):
Aena SME SA(b) ....................................................... 23,267 5,458,021
16,539,744
Sweden (1.8%):
Consumer Staples (0.4%):
Essity AB, Class B(c) .................................................... 69,706 1,981,202
Industrials (1.4%):
Atlas Copco AB, Class B ................................................. 442,953 6,231,274
8,212,476
Switzerland (12.0%):
Consumer Staples (3.8%):
Coca-Cola HBC AG ..................................................... 137,057 6,206,111
Nestle SA, Registered Shares .............................................. 108,037 10,920,320
17,126,431
Financials (2.7%):
Partners Group Holding AG ............................................... 3,214 4,575,205
UBS Group AG ........................................................ 241,859 7,430,281
12,005,486
Health Care (5.5%):
Novartis AG, Registered Shares ............................................. 103,838 11,535,874
Roche Holding AG ...................................................... 39,294 12,935,664
24,471,538
53,603,455
United Kingdom (16.4%):
Communication Services (0.9%):
Auto Trader Group PLC(b) ................................................ 402,979 3,895,914
Consumer Discretionary (1.6%):
Greggs PLC ........................................................... 111,029 2,505,825
Next PLC ............................................................ 33,603 4,840,446
7,346,271
Consumer Staples (3.9%):
Imperial Brands PLC .................................................... 221,359 8,189,147
Unilever PLC ......................................................... 154,705 9,229,055
17,418,202

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Energy (3.1%):
BP PLC .............................................................. 705,585 $ 3,958,609
Shell PLC(a) .......................................................... 273,340 9,947,788
13,906,397
Financials (4.5%):
Barclays PLC ......................................................... 2,577,168 9,688,407
HSBC Holdings PLC .................................................... 922,563 10,456,649
20,145,056
Materials (1.4%):
Rio Tinto PLC ......................................................... 104,697 6,281,701
Utilities (1.0%):
Centrica PLC .......................................................... 2,214,224 4,286,487
73,280,028
Total Common Stocks (Cost $339,053,834) 434,337,210
Exchange-Traded Funds (0.0%)(d)
United States (0.0%):(d)
iShares MSCI EAFE ETF ................................................. 2,721 222,387
Total Exchange-Traded Funds (Cost $179,831) 222,387
Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(e) ........ 409,726 409,726
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(e) ............ 409,726 409,726
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(e) ............... 409,726 409,726
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(e) . 409,726 409,726
Total Collateral for Securities Loaned (Cost $1,638,904) 1,638,904
Total Investments (Cost $340,872,569) — 97.7% 436,198,501
Other assets in excess of liabilities — 2.3% 10,163,843
NET ASSETS - 100.00% $ 446,362,344
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$17,160,224 and amounted to 3.8% of net assets.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Rate disclosed is the daily yield on March 31, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory RS Global Fund

(Unaudited)
Security Description Shares Value
Common Stocks (97.7%)
Australia (1.9%):
Consumer Discretionary (1.0%):
Aristocrat Leisure Ltd. ................................................... 314,291 $ 12,707,845
Financials (0.4%):
Macquarie Group Ltd. ................................................... 39,373 4,898,658
Health Care (0.5%):
CSL Ltd. ............................................................. 43,947 6,915,117
24,521,620
Austria (0.8%):
Financials (0.8%):
BAWAG Group AG(a) ................................................... 98,268 10,136,771
Belgium (1.2%):
Information Technology (0.5%):
Melexis NV ........................................................... 105,385 5,933,492
Materials (0.7%):
Solvay SA, Class A(b) ................................................... 262,154 9,324,400
15,257,892
Canada (4.0%):
Consumer Staples (1.1%):
George Weston Ltd. ..................................................... 80,791 13,774,728
Industrials (0.4%):
Bombardier, Inc., Class B(c) ............................................... 86,438 4,864,653
Information Technology (1.2%):
Constellation Software, Inc. ............................................... 5,004 15,848,968
Materials (1.3%):
Agnico Eagle Mines Ltd. ................................................. 146,994 15,927,330
50,415,679
China (2.6%):
Communication Services (1.2%):
Tencent Holdings Ltd. ................................................... 233,100 14,894,628
Consumer Staples (0.5%):
Foshan Haitian Flavouring & Food Co. Ltd., Class A .............................. 1,176,242 6,590,474
Financials (0.9%):
Industrial & Commercial Bank of China Ltd., Class H ............................. 15,937,000 11,372,712
32,857,814
Denmark (1.3%):
Consumer Discretionary (0.6%):
Pandora A/S .......................................................... 47,926 7,346,003
Health Care (0.7%):
Novo Nordisk A/S, Class B ................................................ 127,443 8,715,291
16,061,294
France (2.4%):
Consumer Discretionary (0.5%):
FDJ UNITED(a) ....................................................... 214,042 6,734,424
Energy (0.6%):
Gaztransport Et Technigaz SA .............................................. 53,018 8,038,590
Industrials (0.9%):
Rexel SA ............................................................. 409,321 11,030,542
Materials (0.4%):
Arkema SA ........................................................... 55,831 4,274,644
30,078,200

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Germany (0.7%):
Industrials (0.7%):
Siemens AG, Registered Shares ............................................. 35,889 $ 8,287,649
Indonesia (0.5%):
Communication Services (0.5%):
PT Telkom Indonesia Persero Tbk ........................................... 40,761,900 5,921,633
Ireland (0.4%):
Materials (0.4%):
James Hardie Industries PLC(c) ............................................ 236,168 5,634,626
Italy (0.8%):
Utilities (0.8%):
Enel SpA ............................................................. 1,177,970 9,555,156
Japan (4.5%):
Communication Services (0.7%):
Kakaku.com, Inc. ....................................................... 658,000 9,425,397
Consumer Discretionary (0.5%):
ZOZO, Inc.(b) ......................................................... 701,100 6,715,896
Consumer Staples (0.5%):
Toyo Suisan Kaisha Ltd. .................................................. 113,300 6,706,347
Financials (1.0%):
Mizuho Financial Group, Inc. .............................................. 437,700 12,013,725
Health Care (0.4%):
Hoya Corp. ........................................................... 44,400 5,011,586
Industrials (0.4%):
Fuji Electric Co. Ltd. .................................................... 112,100 4,792,886
Information Technology (1.0%):
Disco Corp. ........................................................... 22,300 4,554,753
Oracle Corp. .......................................................... 76,800 8,082,999
12,637,752
57,303,589
Netherlands (0.5%):
Information Technology (0.5%):
ASM International NV ................................................... 12,810 5,836,884
New Zealand (0.6%):
Health Care (0.6%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 372,727 7,110,157
Norway (0.5%):
Industrials (0.5%):
Kongsberg Gruppen ASA ................................................. 45,746 6,710,692
Singapore (1.1%):
Financials (1.1%):
Singapore Exchange Ltd. ................................................. 1,476,600 14,622,207
South Africa (0.6%):
Consumer Discretionary (0.6%):
Mr Price Group Ltd. ..................................................... 679,518 8,245,874
Spain (2.1%):
Financials (1.2%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 1,090,903 14,886,788
Industrials (0.9%):
Aena SME SA(a) ....................................................... 49,803 11,682,892
26,569,680
Sweden (1.2%):
Consumer Staples (0.6%):
Essity AB, Class B(b) .................................................... 264,526 7,518,428

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Industrials (0.6%):
Atlas Copco AB, Class B ................................................. 547,714 $ 7,705,007
15,223,435
Switzerland (4.3%):
Consumer Staples (1.3%):
Nestle SA, Registered Shares .............................................. 162,084 16,383,361
Financials (1.5%):
Chubb Ltd. ........................................................... 30,234 9,130,366
Partners Group Holding AG ............................................... 7,190 10,235,135
19,365,501
Health Care (1.5%):
Roche Holding AG ...................................................... 58,512 19,262,269
55,011,131
Taiwan (3.1%):
Financials (1.0%):
Cathay Financial Holding Co. Ltd. ........................................... 6,982,000 13,029,654
Information Technology (2.1%):
ASE Technology Holding Co. Ltd. ........................................... 1,319,000 5,797,075
Lite-On Technology Corp. ................................................ 1,434,000 3,982,930
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 605,000 17,039,887
26,819,892
39,849,546
United Kingdom (3.5%):
Consumer Discretionary (1.1%):
Greggs PLC ........................................................... 254,037 5,733,388
Next PLC ............................................................ 57,960 8,349,023
14,082,411
Consumer Staples (1.0%):
Imperial Brands PLC .................................................... 350,680 12,973,361
Financials (0.8%):
HSBC Holdings PLC .................................................... 931,235 10,554,940
Materials (0.6%):
Rio Tinto PLC ......................................................... 124,278 7,456,539
45,067,251
United States (59.1%):
Communication Services (5.0%):
Alphabet, Inc., Class C ................................................... 204,788 31,994,029
Meta Platforms, Inc., Class A .............................................. 53,964 31,102,691
63,096,720
Consumer Discretionary (7.5%):
Amazon.com, Inc.(c) .................................................... 173,323 32,976,434
Booking Holdings, Inc. ................................................... 3,212 14,797,395
McDonald's Corp. ...................................................... 74,661 23,321,857
PulteGroup, Inc. ........................................................ 102,723 10,559,924
Ross Stores, Inc. ....................................................... 30,990 3,960,212
Tesla, Inc.(c) .......................................................... 36,660 9,500,806
95,116,628
Consumer Staples (2.4%):
Colgate-Palmolive Co. ................................................... 194,388 18,214,156
PepsiCo, Inc. .......................................................... 84,664 12,694,520
30,908,676
Energy (3.0%):
APA Corp. ............................................................ 444,355 9,340,342
ConocoPhillips Co. ..................................................... 69,035 7,250,056
Exxon Mobil Corp. ..................................................... 182,398 21,692,594
38,282,992

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Financials (10.1%):
Bank of America Corp. ................................................... 336,657 $ 14,048,697
Jackson Financial, Inc., Class A ............................................. 86,081 7,211,866
JPMorgan Chase & Co. .................................................. 98,166 24,080,120
Mastercard, Inc., Class A ................................................. 44,853 24,584,826
S&P Global, Inc. ....................................................... 41,430 21,050,583
Synchrony Financial ..................................................... 152,155 8,055,086
The PNC Financial Services Group, Inc. ...................................... 62,083 10,912,329
Unum Group .......................................................... 231,918 18,892,040
128,835,547
Health Care (7.5%):
Align Technology, Inc.(c) ................................................. 22,941 3,644,407
Amgen, Inc. ........................................................... 50,403 15,703,055
Eli Lilly & Co. ......................................................... 31,754 26,225,946
IDEXX Laboratories, Inc.(c) ............................................... 23,454 9,849,507
Johnson & Johnson ..................................................... 139,771 23,179,623
UnitedHealth Group, Inc. ................................................. 32,634 17,092,057
95,694,595
Industrials (3.9%):
Caterpillar, Inc. ........................................................ 37,989 12,528,772
Delta Air Lines, Inc. ..................................................... 175,440 7,649,184
Eaton Corp. PLC ....................................................... 35,068 9,532,535
Lennox International, Inc. ................................................. 25,563 14,336,497
Vertiv Holdings Co., Class A ............................................... 75,724 5,467,273
49,514,261
Information Technology (17.8%):
Adobe, Inc.(c) ......................................................... 26,315 10,092,592
Apple, Inc. ........................................................... 299,057 66,429,531
Cisco Systems, Inc. ..................................................... 330,124 20,371,952
Fortinet, Inc.(c) ........................................................ 148,825 14,325,895
Microsoft Corp. ........................................................ 130,837 49,114,901
NVIDIA Corp. ......................................................... 488,233 52,914,693
Texas Instruments, Inc. ................................................... 69,540 12,496,338
225,745,902
Materials (0.4%):
Alcoa Corp. ........................................................... 158,725 4,841,112
Real Estate (0.7%):
Prologis, Inc. .......................................................... 79,787 8,919,389
Utilities (0.8%):
Constellation Energy Corp. ................................................ 27,336 5,511,758
Vistra Corp. ........................................................... 39,872 4,682,567
10,194,325
751,150,147
Total Common Stocks (Cost $991,851,385) 1,241,428,927
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc., expiring  3/31/40(c)(d) .............................. 3,376 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.5%)
United States (0.5%):
iShares MSCI ACWI ETF ................................................. 55,055 6,407,851
Total Exchange-Traded Funds (Cost $6,121,364) 6,407,851
Collateral for Securities Loaned (1.4%)^
United States (1.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(e) ........ 4,583,595 4,583,595
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(e) ............ 4,583,595 4,583,595
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(e) ............... 4,583,595 4,583,595

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(e) . 4,583,595 $ 4,583,595
Total Collateral for Securities Loaned (Cost $18,334,380) 18,334,380
Total Investments (Cost $1,016,307,129) — 99.6% 1,266,171,158
Other assets in excess of liabilities — 0.4% 4,568,975
NET ASSETS - 100.00% $ 1,270,740,133
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$28,554,087 and amounted to 2.2% of net assets.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Security was fair valued using significant unobservable inputs as of March 31, 2025.
(e) Rate disclosed is the daily yield on March 31, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Security Description Shares Value
Common Stocks (98.6%)
Argentina (0.4%):
Financials (0.4%):
Grupo Financiero Galicia SA, ADR(a) ........................................ 25,410 $ 1,384,083
Brazil (7.1%):
Communication Services (0.5%):
TIM SA .............................................................. 537,100 1,694,470
Consumer Discretionary (1.3%):
Cury Construtora e Incorporadora SA ........................................ 344,600 1,482,768
Smartfit Escola de Ginastica e Danca SA ...................................... 372,900 1,334,610
Vibra Energia SA ....................................................... 383,986 1,196,612
4,013,990
Energy (1.1%):
Petroleo Brasileiro SA, ADR ............................................... 230,145 3,300,279
Financials (2.1%):
B3 SA - Brasil Bolsa Balcao ............................................... 1,369,000 2,912,919
Itau Unibanco Holding SA, ADR ............................................ 630,206 3,466,133
6,379,052
Industrials (1.1%):
Embraer SA, ADR(a) .................................................... 39,140 1,808,268
WEG SA ............................................................. 213,200 1,691,998
3,500,266
Real Estate (0.4%):
Multiplan Empreendimentos Imobiliarios SA ................................... 292,500 1,158,619
Utilities (0.6%):
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ........................ 111,500 1,993,340
22,040,016
Chile (1.0%):
Consumer Discretionary (1.0%):
Falabella SA .......................................................... 754,689 3,149,668
Financials (0.0%):(b)
Banco de Credito e Inversiones SA .......................................... 1 37
3,149,705
China (29.1%):
Communication Services (8.6%):
China Tower Corp. Ltd., Class H(a)(c) ........................................ 859,200 1,157,423
Kingnet Network Co. Ltd., Class A .......................................... 641,100 1,421,995
NetEase, Inc. .......................................................... 226,800 4,659,214
Tencent Holdings Ltd. ................................................... 272,815 17,432,338
Tencent Music Entertainment Group, ADR ..................................... 133,576 1,924,830
26,595,800
Consumer Discretionary (8.7%):
Alibaba Group Holding Ltd., Class W ........................................ 724,572 11,989,141
BYD Co. Ltd. ......................................................... 76,000 3,848,499
Hisense Home Appliances Group Co. Ltd., Class H ............................... 367,000 1,231,226
JD.com, Inc., Class SW(a) ................................................ 156,250 3,214,406
Meituan, Class W(a)(c) ................................................... 249,400 5,018,704
Zhejiang Shuanghuan Driveline Co. Ltd., Class A ................................ 312,700 1,537,895
26,839,871
Consumer Staples (1.0%):
Giant Biogene Holding Co. Ltd.(c) .......................................... 181,200 1,647,733
Tsingtao Brewery Co. Ltd., Class H .......................................... 194,000 1,397,075
3,044,808
Energy (1.2%):
PetroChina Co. Ltd., Class H .............................................. 4,458,000 3,614,474
Financials (3.9%):
China Construction Bank Corp., Class H ...................................... 5,535,000 4,905,078

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
China Merchants Bank Co. Ltd., Class H ...................................... 420,000 $ 2,490,242
China Pacific Insurance Group Co. Ltd., Class H ................................ 526,400 1,658,484
Huatai Securities Co. Ltd., Class A .......................................... 1,268,200 2,895,269
11,949,073
Health Care (0.3%):
Aurisco Pharmaceutical Co. Ltd., Class A ...................................... 321,600 963,638
Industrials (1.1%):
Henan Pinggao Electric Co. Ltd., Class A ...................................... 535,400 1,288,027
Range Intelligent Computing Technology Group Co. Ltd. .......................... 136,800 1,076,560
Yutong Bus Co. Ltd., Class A .............................................. 278,600 1,020,546
3,385,133
Information Technology (2.9%):
Foxconn Industrial Internet Co. Ltd., Class A ................................... 950,200 2,653,559
Luxshare Precision Industry Co. Ltd., Class A ................................... 294,100 1,664,098
Xiaomi Corp., Class W(a)(c) ............................................... 752,800 4,763,668
9,081,325
Materials (1.0%):
China Hongqiao Group Ltd. ............................................... 923,500 1,910,442
Shanjin International Gold Co. Ltd., Class A .................................... 462,900 1,234,989
3,145,431
Real Estate (0.4%):
Greentown China Holdings Ltd. ............................................ 846,000 1,199,900
89,819,453
Hong Kong (0.5%):
Consumer Discretionary (0.5%):
Bosideng International Holdings Ltd. ......................................... 2,830,000 1,452,117
Hungary (0.4%):
Health Care (0.4%):
Richter Gedeon Nyrt .................................................... 42,780 1,181,428
India (17.6%):
Consumer Discretionary (1.2%):
Crompton Greaves Consumer Electricals Ltd. ................................... 300,696 1,242,154
Mahindra & Mahindra Ltd.(a) .............................................. 80,125 2,487,162
3,729,316
Financials (4.5%):
ICICI Bank Ltd., ADR ................................................... 267,724 8,438,660
LIC Housing Finance Ltd. ................................................. 516,628 3,390,796
Shriram Finance Ltd. .................................................... 259,279 1,980,188
13,809,644
Health Care (3.2%):
Dr Reddy's Laboratories Ltd.(a) ............................................. 338,795 4,527,093
Sun Pharmaceutical Industries Ltd. .......................................... 262,792 5,325,720
9,852,813
Industrials (2.6%):
Bharat Electronics Ltd. ................................................... 583,336 2,040,597
BLS International Services Ltd. ............................................. 283,921 1,316,561
Larsen & Toubro Ltd. .................................................... 111,881 4,550,049
7,907,207
Information Technology (1.8%):
Infosys Ltd., ADR ...................................................... 299,681 5,469,178
Materials (3.1%):
Hindalco Industries Ltd.(a) ................................................ 350,127 2,778,474
UltraTech Cement Ltd. ................................................... 25,805 3,461,457
Vedanta Ltd. .......................................................... 349,447 1,883,185
Welspun Corp. Ltd. ..................................................... 146,564 1,478,308
9,601,424

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Utilities (1.2%):
Power Grid Corp. of India Ltd. ............................................. 1,131,984 $ 3,831,037
54,200,619
Indonesia (2.6%):
Energy (0.3%):
PT United Tractors Tbk .................................................. 812,600 1,152,289
Financials (2.3%):
PT Bank Mandiri Persero Tbk(a) ............................................ 5,421,800 1,683,638
PT Bank Rakyat Indonesia Persero Tbk ....................................... 22,115,300 5,347,589
7,031,227
8,183,516
Mexico (2.5%):
Consumer Staples (0.5%):
Coca-Cola Femsa SAB de CV, ADR ......................................... 15,781 1,440,648
Financials (1.6%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 698,238 4,843,287
Real Estate (0.4%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 607,663 1,390,751
7,674,686
Netherlands (0.6%):
Real Estate (0.6%):
NEPI Rockcastle NV .................................................... 244,986 1,774,687
Panama (0.5%):
Industrials (0.5%):
Copa Holdings SA, Class A ................................................ 15,343 1,418,614
Poland (1.6%):
Consumer Discretionary (0.6%):
LPP SA .............................................................. 372 1,698,066
Financials (1.0%):
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 160,612 3,137,247
4,835,313
Russian Federation (0.0%):(b)
Energy (0.0%):(b)
Gazprom PJSC(a)(d)(e) .................................................. 1,511,910 —
Rosneft Oil Co. PJSC, GDR(a)(d)(e) ......................................... 677,591   —(f)
  —(f)
Financials (0.0%):
Sberbank of Russia PJSC, ADR(a)(d)(e) ...................................... 446,943 —
  —(f)
Saudi Arabia (3.4%):
Consumer Discretionary (0.5%):
United Electronics Co. ................................................... 60,609 1,518,092
Financials (2.5%):
Alinma Bank .......................................................... 637,302 5,202,474
Saudi Awwal Bank ...................................................... 272,158 2,718,721
7,921,195
Industrials (0.4%):
Riyadh Cables Group Co. ................................................. 34,347 1,161,115
10,600,402
Singapore (0.9%):
Consumer Discretionary (0.9%):
Trip.com Group Ltd., ADR ................................................ 43,762 2,782,388
South Africa (1.8%):
Consumer Discretionary (0.3%):
Foschini Group Ltd. ..................................................... 129,799 881,820

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Financials (1.5%):
Capitec Bank Holdings Ltd. ............................................... 12,565 $ 2,137,937
Nedbank Group Ltd. ..................................................... 181,657 2,552,905
4,690,842
5,572,662
South Korea (9.8%):
Communication Services (1.1%):
Krafton, Inc.(a) ........................................................ 5,880 1,344,880
SK Telecom Co. Ltd. .................................................... 53,967 2,033,083
3,377,963
Financials (1.8%):
DB Insurance Co. Ltd. ................................................... 15,104 912,522
KB Financial Group, Inc. ................................................. 40,433 2,191,916
KIWOOM Securities Co. Ltd. .............................................. 10,502 908,785
Samsung Securities Co. Ltd. ............................................... 49,233 1,524,567
5,537,790
Health Care (0.5%):
Classys, Inc. .......................................................... 23,191 895,509
T&L Co. Ltd. .......................................................... 12,077 622,607
1,518,116
Industrials (2.2%):
Hanwha Aerospace Co. Ltd. ............................................... 4,938 2,122,071
HD Hyundai Electric Co. Ltd. .............................................. 6,929 1,414,259
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. .......................... 10,891 1,499,940
Hyundai Rotem Co. Ltd. .................................................. 23,662 1,701,987
6,738,257
Information Technology (4.2%):
Samsung Electronics Co. Ltd. .............................................. 216,721 8,593,171
SK Hynix, Inc. ......................................................... 33,224 4,429,564
13,022,735
30,194,861
Taiwan (13.6%):
Industrials (0.3%):
Fortune Electric Co. Ltd. ................................................. 67,400 929,222
Information Technology (13.3%):
Chroma ATE, Inc. ...................................................... 113,000 987,503
Compeq Manufacturing Co. Ltd. ............................................ 898,000 1,551,854
Elite Material Co. Ltd. ................................................... 81,000 1,356,794
Gold Circuit Electronics Ltd. ............................................... 236,100 1,462,435
King Yuan Electronics Co. Ltd. ............................................. 428,000 1,161,617
Lotes Co. Ltd. ......................................................... 25,000 1,057,869
Quanta Computer, Inc. ................................................... 536,000 3,729,582
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,008,998 28,418,533
Wiwynn Corp. ......................................................... 23,000 1,164,799
40,890,986
41,820,208
Thailand (1.5%):
Consumer Staples (0.8%):
CP ALL PCL, NVDR .................................................... 1,624,400 2,376,664
Energy (0.7%):
PTT Exploration & Production PCL, NVDR ................................... 663,700 2,286,480
4,663,144
Turkey (1.3%):
Consumer Staples (0.4%):
BIM Birlesik Magazalar A/S(g) ............................................. 103,204 1,247,023
Industrials (0.9%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 428,686 1,355,073

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 5,922,464
Rosneft Oil Co. PJSC, GDR ....................................
3/6/2020
4,383,338
Sberbank of Russia PJSC, ADR ..................................
11/11/2020
6,053,328
Security Description Shares Value
Pegasus Hava Tasimaciligi A/S(a) ........................................... 192,572 $ 1,307,542
2,662,615
3,909,638
United Arab Emirates (0.8%):
Real Estate (0.8%):
Emaar Properties PJSC ................................................... 689,753 2,498,096
United Kingdom (0.4%):
Health Care (0.4%):
Hikma Pharmaceuticals PLC ............................................... 46,995 1,186,967
United States (1.2%):
Consumer Discretionary (0.4%):
Samsonite Group SA(c) .................................................. 516,900 1,225,988
Health Care (0.8%):
BeiGene Ltd.(a) ........................................................ 121,700 2,574,164
3,800,152
Total Common Stocks (Cost $263,011,319) 304,142,755
Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(h) ........ 323,850 323,850
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(h) ............ 323,850 323,850
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(h) ............... 323,850 323,850
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(h) . 323,850 323,850
Total Collateral for Securities Loaned (Cost $1,295,400) 1,295,400
Total Investments (Cost $264,306,719) — 99.0% 305,438,155
Other assets in excess of liabilities — 1.0% 2,939,132
NET ASSETS - 100.00% $ 308,377,287
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$13,813,516 and amounted to 4.5% of net assets.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2025.
(e) Security was fair valued using significant unobservable inputs as of March 31, 2025.
(f) Rounds to less than $1.
(g) All or a portion of this security is on loan.
(h) Rate disclosed is the daily yield on March 31, 2025.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Security Description Principal Amount . Value
Asset-Backed Securities (24.9%)
ABS Auto (14.6%):
American Heritage Auto Receivables Trust, Series 2024-1A, Class A4, 5.07%, 6/17/30,
Callable 10/15/28 @ 100(a) ........................................... $ 127,358 $ 127,904
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, 10/19/26, Callable
6/18/25 @ 100 ..................................................... 173,322 172,580
Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class B, 6.66%, 2/20/30(a) .. 750,000 782,675
CarMax Auto Owner Trust, Series 2022-3, Class D, 6.20%, 1/16/29, Callable 10/15/26 @ 100 250,000 252,899
Chesapeake Funding II LLC ...............................................
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 10/15/26 @ 100(a) ........... 149,222 151,212
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 382,000 389,652
Credit Acceptance Auto Loan Trust, Series 2024-3A, Class B, 4.85%, 11/15/34, Callable
5/15/28 @ 100(a) ................................................... 250,000 248,391
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 9/15/25 @ 100 289,080 285,362
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 9/15/28 @
100(a) ........................................................... 250,000 257,391
Enterprise Fleet Financing LLC .............................................
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 7/20/27 @ 100(a) .............. 500,000 520,523
Series 2024-1, Class A2, 5.23%, 3/20/30, Callable 8/20/27 @ 100(a) .............. 327,204 329,226
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 328,000 338,214
FCCU Auto Receivables Trust, Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 5/15/28 @
100(a) ........................................................... 202,000 205,020
First Investors Auto Owner Trust, Series 2021-1A, Class E, 3.35%, 4/15/27, Callable 4/15/25
@ 100(a) ......................................................... 500,000 499,537
Ford Credit Auto Lease Trust ..............................................
Series 2023-B, Class B, 6.20%, 2/15/27, Callable 3/15/26 @ 100 ................. 250,000 253,160
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 3/15/26 @ 100 ................. 393,000 398,926
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A3, 5.39%, 12/15/27,
Callable 1/15/27 @ 100(a) ............................................ 523,882 524,415
GLS Auto Select Receivables Trust, Series 2023-2A, Class C, 7.31%, 1/15/30, Callable 8/15/28
@ 100(a) ......................................................... 500,000 525,821
GM Financial Automobile Leasing Trust, Series 2024-1, Class B, 5.33%, 3/20/28, Callable
8/20/26 @ 100 ..................................................... 400,000 403,028
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%,
1/19/27, Callable 5/16/25 @ 100 ........................................ 886,000 881,971
Hertz Vehicle Financing III LLC, Series 2023-3A, Class B, 6.53%, 2/25/28(a) ........... 750,000 766,151
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, 5.74%
(SOFR30A+140bps), 5/20/32, Callable 11/20/27 @ 100(a)(b) ................... 168,811 169,050
LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 10/15/27 @
100(a) ........................................................... 350,000 357,589
Lobel Automobile Receivables Trust, Series 2025-1, Class C, 5.70%, 1/15/30, Callable 5/15/28
@ 100(a) ......................................................... 225,000 225,201
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 6/20/26 @ 100(a) .............. 298,384 300,868
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 5/20/27 @ 100(a) .............. 250,000 253,783
OCCU Auto Receivables Trust, Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 1/15/28 @
100(a) ........................................................... 462,500 474,479
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 11/10/28 @
100(a) ........................................................... 350,000 348,956
PenFed Auto Receivables Owner Trust, Series 2024-A, Class B, 4.97%, 5/15/30, Callable
1/15/29 @ 100(a) ................................................... 400,000 397,812
Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class D, 7.08%, 6/15/33, Callable
7/15/27 @ 100(a) ................................................... 118,931 119,706
Santander Drive Auto Receivables Trust .......................................
Series 2022-2, Class B, 3.44%, 9/15/27, Callable 6/15/26 @ 100 ................. 194,536 194,127
Series 2023-1, Class B, 4.98%, 2/15/28, Callable 1/15/27 @ 100 ................. 342,349 342,610
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 1/15/28 @ 100(a) ............. 225,000 228,985
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 1/15/28 @ 100(a) ............. 250,000 256,513
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.19%, 7/25/31, Callable
4/25/28 @ 100(a) ................................................... 98,419 98,953
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 8/20/25 @ 100(a) ............... 300,000 301,567
Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 11/20/25 @ 100(a) ............. 223,000 225,069

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... $ 206,113 $ 208,793
Westlake Automobile Receivables Trust .......................................
Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 2/15/26 @ 100(a) .............. 135,774 135,653
Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 1/15/27 @ 100(a) .............. 750,000 751,762
Series 2023-2A, Class B, 6.14%, 3/15/28, Callable 1/15/27 @ 100(a) .............. 1,000,000 1,005,517
14,711,051
ABS Card (0.8%):
Master Credit Card Trust II, Series 2023-1A, Class C, 5.87%, 6/21/27(a) ............... 250,000 251,150
Trillium Credit Card Trust II, Series 2023-3A, Class B, 6.26%, 8/26/28(a) .............. 500,000 502,422
753,572
ABS Other (9.5%):
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31,
Callable 3/20/28 @ 100(a) ............................................ 308,643 310,736
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 206,000 211,967
Series 2024-1A, Class B, 5.69%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 122,857 126,346
Capital Automotive REIT, Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @
100(a) ........................................................... 222,000 213,352
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 470,000 473,548
CCG Receivables Trust ...................................................
Series 2021-2, Class C, 1.50%, 3/14/29, Callable 4/14/25 @ 100(a) ............... 500,000 499,348
Series 2023-2, Class C, 6.45%, 4/14/32, Callable 9/14/27 @ 100(a) ............... 500,000 517,904
Clarus Capital Funding LLC, Series 2024-1A, Class B, 4.79%, 8/20/32, Callable 4/20/28 @
100(a) ........................................................... 175,000 174,547
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/49, Callable 11/22/27 @
100(a) ........................................................... 250,000 252,846
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 7/15/27
@ 100(a) ......................................................... 109,375 110,735
Crossroads Asset Trust, Series 2024-A, Class B, 5.94%, 8/20/30, Callable 3/20/28 @ 100(a) . 336,000 343,669
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49(a) ....... 465,000 447,660
Daimler Trucks Retail Trust, Series 2023-1, Class A3, 5.90%, 3/15/27, Callable 10/15/26 @
100 ............................................................. 545,389 548,802
Dell Equipment Finance Trust, Series 2023-3, Class B, 6.05%, 4/23/29, Callable 4/22/26 @
100(a) ........................................................... 250,000 253,795
Dext ABS LLC, Series 2023-2, Class B, 6.41%, 5/15/34, Callable 2/15/28 @ 100(a) ....... 250,000 255,589
DLLMT LLC, Series 2024-1A, Class A4, 4.98%, 4/20/32, Callable 5/20/28 @ 100(a) ...... 281,250 284,742
Ford Credit Floorplan Master Owner Trust, Series 2024-4, Class B, 4.61%, 9/15/31(a) ...... 350,000 350,483
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class A2, 6.51%, 5/20/30, Callable 12/20/25 @ 100(a) ............ 158,802 159,678
Series 2023-1A, Class A3, 6.46%, 9/20/32, Callable 12/20/25 @ 100(a) ............ 250,000 258,738
Greatamerica Leasing Receivables Funding LLC, Series 2025-1, Class B, 4.77%, 1/15/32,
Callable 5/15/29 @ 100(a) ............................................ 250,000 250,349
HPEFS Equipment Trust ..................................................
Series 2023-2A, Class C, 6.48%, 1/21/31, Callable 12/20/26 @ 100(a) ............. 750,000 758,954
Series 2024-1A, Class C, 5.33%, 5/20/31, Callable 8/20/27 @ 100(a) .............. 500,000 502,142
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 7/14/31, Callable 11/13/30
@ 100(a) ......................................................... 250,000 252,561
NMEF Funding LLC, Series 2024-A, Class B, 5.32%, 12/15/31, Callable 6/15/28 @ 100(a) .. 350,000 350,171
PEAC Solutions Receivables LLC, Series 2024-2A, Class B, 4.83%, 10/20/31, Callable
6/20/27 @ 100(a) ................................................... 313,000 312,484
Post Road Equipment Finance LLC, Series 2024-1A, Class C, 5.81%, 10/15/30, Callable
4/15/27 @ 100(a) ................................................... 424,000 431,557
SCF Equipment Leasing LLC, Series 2023-1A, Class C, 6.77%, 8/22/33, Callable 11/20/26 @
100(a) ........................................................... 250,000 256,648
Tricon Residential Trust, Series 2024-4, Class B, 4.65%, 11/17/41, Callable 11/17/29 @
100(a)(c) ......................................................... 300,000 292,970
Verizon Master Trust, Series 2024-2, Class A, 4.83%, 12/22/31, Callable 12/20/28 @ 100(a) . 250,000 253,074
Wingspire Equipment Finance LLC, Series 2024-1A, Class C, 5.28%, 9/20/32, Callable
11/20/27 @ 100(a) .................................................. 145,895 145,987
9,601,382
Total Asset-Backed Securities (Cost $24,704,176) 25,066,005

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Collateralized Loan Obligations (0.3%)
Cash Flow CLO (0.3%):
Dryden CLO Ltd., Series 2019-80A, Class AR, 5.55% (TSFR3M+125bps), 1/17/33, Callable
4/17/25 @ 100(a)(b) ................................................. $ 300,000 $ 299,280
Total Collateralized Loan Obligations (Cost $300,199) 299,280
Collateralized Mortgage Obligations (21.4%)
Agency CMO Other (4.6%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 399,327 402,219
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 365,663 360,746
Series 5478, Class J, 5.50%, 3/25/51 ..................................... 372,910 374,796
Federal National Mortgage Association .......................................
Series 2011-21, Class PA, 4.50%, 5/25/40 ................................. 463,982 462,921
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 563,985 566,782
Government National Mortgage Association ....................................
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 661,082 666,153
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 373,127 376,503
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 445,482 446,133
Series 2023-168, Class GB, 6.00%, 2/20/50 ................................ 440,370 445,647
Series 2024-160, Class H, 4.00%, 9/20/62 ................................. 238,000 235,242
Series 2024-97, Class MC, 5.00%, 1/20/64 ................................. 261,124 260,505
4,597,647
Commercial MBS (16.8%):
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class A4, 3.71%, 9/15/48,
Callable 9/15/25 @ 100 .............................................. 700,000 694,529
Bank, Series 2017-BNK9, Class A3, 3.28%, 11/15/54, Callable 12/15/29 @ 100 .......... 819,619 794,877
BPR Trust, Series 2022-STAR, Class A, 7.55% (TSFR1M+323bps), 8/15/39(a)(b)(c) ...... 170,000 170,061
CFCRE Commercial Mortgage Trust .........................................
Series 2016-C3, Class A2, 3.60%, 1/10/48, Callable 1/10/26 @ 100 ............... 391,026 388,160
Series 2016-C3, Class A3, 3.87%, 1/10/48, Callable 1/10/26 @ 100 ............... 425,000 421,382
Series 2016-C4, Class A4, 3.28%, 5/10/58, Callable 11/10/26 @ 100 .............. 489,000 482,208
Citigroup Commercial Mortgage Trust ........................................
Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 5/10/26 @ 100 ............. 900,000 894,693
Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable 5/15/26 @ 100 ............... 500,000 497,182
Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable 7/10/26 @ 100 ............... 725,000 705,135
COMM Mortgage Trust ..................................................
Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @ 100 ............. 750,000 746,314
Series 2024-277P, Class A, 6.34%, 8/10/44(a)(c) ............................. 300,000 312,790
CSAIL Commercial Mortgage Trust .........................................
Series 2015-C2, Class A4, 3.50%, 6/15/57, Callable 5/15/25 @ 100 ............... 385,300 384,033
Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable 8/15/25 @ 100 ............... 683,881 680,831
Series 2015-C4, Class A4, 3.81%, 11/15/48, Callable 11/15/25 @ 100 ............. 832,000 826,940
Series 2016-C6, Class A5, 3.09%, 1/15/49, Callable 5/15/26 @ 100 ............... 696,000 684,329
DBJPM Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 5/10/49, Callable 4/10/26 @ 100 . 500,000 491,879
GS Mortgage Securities Trust ..............................................
Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25 @ 100 ............. 177,659 177,004
Series 2015-GC32, Class A4, 3.76%, 7/10/48, Callable 7/10/25 @ 100 ............. 681,122 678,510
Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 5/10/26 @ 100 .............. 700,000 687,241
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 6.16% (TSFR1M+184bps),
9/15/41(a)(b)(c) .................................................... 250,000 249,808
JPMBB Commercial Mortgage Securities Trust .................................
Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100 .............. 402,372 399,627
Series 2015-C33, Class A4, 3.77%, 12/15/48, Callable 11/15/25 @ 100 ............ 500,000 495,879
Series 2016-C1, Class A5, 3.58%, 3/17/49, Callable 2/15/26 @ 100 ............... 750,000 740,412
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%,
5/15/49, Callable 5/15/26 @ 100 ........................................ 500,000 492,336
SHR Trust, Series 2024-LXRY, Class A, 6.27% (TSFR1M+195bps), 10/15/41(a)(b)(c) ..... 210,526 210,455
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.76% (TSFR1M+144bps),
3/15/42(a)(b)(c) .................................................... 250,000 247,171
Wells Fargo Commercial Mortgage Trust ......................................
Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable 5/15/25 @ 100 .............. 909,554 906,122
Series 2015-C30, Class A4, 3.66%, 9/15/58, Callable 8/15/25 @ 100 .............. 498,000 495,860

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Series 2015-C31, Class A4, 3.70%, 11/15/48, Callable 11/15/25 @ 100 ............ $ 750,000 $ 743,972
Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable 12/15/25 @ 100 ............. 532,000 527,069
Series 2016-NXS6, Class A4, 2.92%, 11/15/49, Callable 10/15/26 @ 100 ........... 750,000 728,532
16,955,341
Private CMO Other (0.0%):(d)
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 1/25/20, Callable 1/25/20 @
100 ............................................................. 13,608 11,808
Total Collateralized Mortgage Obligations (Cost $21,380,458) 21,564,796
Corporate Bonds (24.9%)
Communication Services (0.2%):
TEGNA, Inc., 4.63%, 3/15/28, Callable 5/4/25 @ 100 ............................. 250,000 237,335
Consumer Discretionary (1.3%):
General Motors Financial Co., Inc., 5.05%, 4/4/28 ............................... 250,000 250,271
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(a) ............................ 500,000 508,816
Volkswagen Group of America Finance LLC, 4.95%, 8/15/29, Callable 7/15/29 @ 100(a) ... 500,000 494,821
1,253,908
Consumer Staples (0.6%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28,
Callable 5/4/25 @ 101.47(a) ........................................... 250,000 250,066
Mars, Inc., 4.80%, 3/1/30, Callable 2/1/30 @ 100(a) .............................. 350,000 352,139
602,205
Energy (1.6%):
Energy Transfer LP, 5.63%, 5/1/27, Callable 4/19/25 @ 100.94(a) .................... 500,000 499,958
EQM Midstream Partners LP, 7.50%, 6/1/27, Callable 5/4/25 @ 103.75(a) .............. 250,000 255,611
Helmerich & Payne, Inc., 4.65%, 12/1/27, Callable 11/1/27 @ 100(a) .................. 350,000 349,103
HF Sinclair Corp., 5.00%, 2/1/28, Callable 4/14/25 @ 101.25 ....................... 215,000 214,102
Rockies Express Pipeline LLC, 3.60%, 5/15/25, Callable 5/4/25 @ 100(a) .............. 250,000 249,218
1,567,992
Financials (14.6%):
American National Group, Inc., 5.75%, 10/1/29, Callable 9/1/29 @ 100 ................ 500,000 504,350
Ameriprise Financial, Inc., 5.70%, 12/15/28, Callable 11/15/28 @ 100 ................. 350,000 363,901
Athene Global Funding, 5.52%, 3/25/27(a) ..................................... 250,000 254,123
Aviation Capital Group LLC, 6.75%, 10/25/28, Callable 9/25/28 @ 100(a) .............. 500,000 527,976
Bank of America Corp., 5.43% (SOFR+105bps), 2/4/28, Callable 2/4/27 @ 100(b) ........ 516,000 519,527
Citigroup, Inc., 3.11% (SOFR+284bps), 4/8/26, Callable 4/9/25 @ 100(b) .............. 272,000 271,867
Citizens Financial Group, Inc., 5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(b)(e) .... 350,000 347,945
CNO Global Funding, 4.95%, 9/9/29(a) ....................................... 326,000 327,151
Corebridge Global Funding, 5.90%, 9/19/28(a) .................................. 500,000 518,873
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 250,000 245,887
Enact Holdings, Inc., 6.25%, 5/28/29, Callable 4/28/29 @ 100 ....................... 500,000 513,140
F&G Annuities & Life, Inc., 6.50%, 6/4/29, Callable 5/4/29 @ 100 ................... 500,000 508,734
First Horizon Corp., 5.51% (SOFR+177bps), 3/7/31, Callable 3/7/30 @ 100(b)(f) ......... 250,000 251,249
Ford Motor Credit Co. LLC, 3.82%, 11/2/27, Callable 8/2/27 @ 100 .................. 500,000 477,043
GA Global Funding Trust, 5.50%, 1/8/29(a) .................................... 400,000 407,903
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27, Callable 3/15/27 @ 100(a) .... 350,000 362,780
Intercontinental Exchange, Inc., 3.63%, 9/1/28, Callable 6/1/28 @ 100 ................. 250,000 243,836
JPMorgan Chase & Co., 5.57% (SOFR+118bps), 2/24/28, Callable 2/24/27 @ 100(b) ...... 500,000 505,111
Markel Group, Inc., 6.00% (H15T5Y+566bps), Callable 6/1/25 @ 100(b)(e) ............. 250,000 249,425
Metropolitan Life Global Funding I, 5.40%, 9/12/28(a) ............................ 500,000 514,457
New York Life Global Funding, 5.45%, 9/18/26(a) ............................... 500,000 508,357
NMI Holdings, Inc., 6.00%, 8/15/29, Callable 7/15/29 @ 100 ....................... 500,000 507,836
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 3/30/29, Callable 2/28/29 @ 100(a) 400,000 407,589
Protective Life Global Funding, 5.47%, 12/8/28(a) ............................... 400,000 411,011
Reliance Standard Life Global Funding II, 2.75%, 1/21/27(a) ........................ 350,000 335,709
RGA Global Funding, 6.00%, 11/21/28(a) ..................................... 400,000 418,625
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26, Callable 5/4/25 @
100.72(a) ......................................................... 250,000 239,994
Sammons Financial Group, Inc., 4.45%, 5/12/27, Callable 2/12/27 @ 100(a) ............. 500,000 496,753
Santander Holdings USA, Inc., 5.47% (SOFR+161bps), 3/20/29, Callable 3/20/28 @ 100(b) . 350,000 351,916
State Street Corp., 5.75% (SOFR+135bps), 11/4/26, Callable 11/4/25 @ 100(b) .......... 657,000 661,286

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
The Bank of New York Mellon Corp., 4.41% (SOFR+135bps), 7/24/26, Callable 7/24/25 @
100(b) ........................................................... $ 433,000 $ 432,669
The Goldman Sachs Group, Inc., 6.25% (SOFR+185bps), 3/15/28, Callable 3/15/27 @ 100(b) 500,000 510,294
Truist Bank, 3.80%, 10/30/26, Callable 9/30/26 @ 100 ............................ 500,000 493,214
U.S. Bancorp, 4.55% (SOFR+166bps), 7/22/28, Callable 7/22/27 @ 100(b) ............. 500,000 499,916
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 500,000 525,850
14,716,297
Health Care (2.0%):
Centene Corp., 4.25%, 12/15/27, Callable 4/19/25 @ 100.71 ........................ 621,000 606,355
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29, Callable 5/15/29 @
100(a) ........................................................... 500,000 508,649
Universal Health Services, Inc., 1.65%, 9/1/26, Callable 8/1/26 @ 100 ................. 937,000 896,840
2,011,844
Industrials (1.6%):
American Airlines Pass Through Trust, 3.60%, 9/22/27 ............................ 688,338 663,430
GXO Logistics, Inc., 6.25%, 5/6/29, Callable 4/6/29 @ 100 ......................... 400,000 412,884
United Airlines Pass Through Trust
4.00%, 4/11/26 ..................................................... 240,899 237,886
3.45%, 12/1/27 .................................................... 308,636 297,138
1,611,338
Materials (0.9%):
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 4.75%, 5/15/30,
Callable 4/15/30 @ 100(a) ............................................ 350,000 349,753
Fortitude Group Holdings LLC, 6.25%, 4/1/30, Callable 1/1/30 @ 100(a) ............... 500,000 505,691
855,444
Real Estate (1.9%):
EPR Properties, 4.50%, 6/1/27, Callable 3/1/27 @ 100 ............................ 250,000 246,718
GLP Capital LP/GLP Financing II, Inc., 5.38%, 4/15/26, Callable 1/15/26 @ 100 ......... 500,000 501,383
Regency Centers LP, 3.90%, 11/1/25, Callable 8/1/25 @ 100 ........................ 694,000 689,210
SBA Tower Trust, 4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ..................... 500,000 495,737
1,933,048
Utilities (0.2%):
The Southern Co., 4.00% (H15T5Y+373bps), 1/15/51, Callable 10/15/25 @ 100(b) ........ 250,000 246,716
Total Corporate Bonds (Cost $24,727,922) 25,036,127
Yankee Dollars (11.2%)
Consumer Discretionary (0.2%):
Melco Resorts Finance Ltd., 5.25%, 4/26/26, Callable 5/4/25 @ 100(a) ................ 250,000 247,558
Energy (0.5%):
Var Energi ASA, 7.50%, 1/15/28, Callable 12/15/27 @ 100(a) ....................... 500,000 529,398
Financials (8.7%):
ABN AMRO Bank NV, 6.34% (H15T1Y+165bps), 9/18/27, Callable 9/18/26 @ 100(a)(b) ... 420,000 429,445
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%,
12/10/29, Callable 11/10/29 @ 100(a) .................................... 181,000 183,487
Bank of Montreal, 5.72%, 9/25/28, Callable 8/25/28 @ 100 ......................... 500,000 517,700
Barclays PLC, 6.49% (SOFR+222bps), 9/13/29, Callable 9/13/28 @ 100(b) ............. 750,000 787,348
Canadian Imperial Bank of Commerce, 5.93%, 10/2/26 ............................ 500,000 510,340
Danske Bank A/S, 6.26% (H15T1Y+118bps), 9/22/26, Callable 9/22/25 @ 100(a)(b) ...... 750,000 755,235
Deutsche Bank AG, 5.60% (SOFR+122bps), 11/16/27, Callable 11/16/26 @ 100(b) ....... 500,000 501,791
Enstar Group Ltd., 4.95%, 6/1/29, Callable 3/1/29 @ 100 .......................... 500,000 497,617
Essent Group Ltd., 6.25%, 7/1/29, Callable 6/1/29 @ 100 .......................... 250,000 257,368
Macquarie Airfinance Holdings Ltd., 8.38%, 5/1/28, Callable 5/4/25 @ 104.19(a) ......... 250,000 260,854
Nationwide Building Society, 6.56% (SOFR+191bps), 10/18/27, Callable 10/18/26 @
100(a)(b) ......................................................... 500,000 513,364
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN .............................. 500,000 499,728
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(b)(e) .... 250,000 249,845
Societe Generale SA, 5.52% (H15T1Y+150bps), 1/19/28, Callable 1/19/27 @ 100(a)(b) .... 500,000 504,265
Svenska Handelsbanken AB, 5.50%, 6/15/28(a) ................................. 750,000 769,610
Swedbank AB, 6.14%, 9/12/26(a) ........................................... 500,000 511,411
The Bank of Nova Scotia, 4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(b)(e) ........ 500,000 497,927

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
UBS Group AG, 4.28%, 1/9/28, Callable 1/9/27 @ 100(a) .......................... $ 500,000 $ 493,975
8,741,310
Industrials (0.5%):
Element Fleet Management Corp., 6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ........... 500,000 525,502
Information Technology (0.8%):
CGI, Inc., 4.95%, 3/14/30, Callable 2/14/30 @ 100(a) ............................. 250,000 250,014
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 500,000 517,553
767,567
Utilities (0.5%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(g) ............................ 500,000 502,764
Total Yankee Dollars (Cost $11,039,127) 11,314,099
Municipal Bonds (0.5%)
Maryland (0.3%):
Maryland Economic Development Corp. Revenue, 4.79%, 11/30/29 ................... 250,000 251,406
Ohio (0.2%):
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 200,000 202,912
Total Municipal Bonds (Cost $450,000) 454,318
U.S. Government Agency Mortgages (2.5%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps), (a)(b)(e) ............................... 250,000 247,883
Federal Home Loan Mortgage Corporation
7.00%, 9/1/38 ..................................................... 1,582 1,725
5.50%, 10/1/38 .................................................... 347,463 353,034
5.00%, 8/1/40 ..................................................... 303,310 305,648
660,407
Federal National Mortgage Association
6.00%, 2/1/37 ..................................................... 448,363 464,673
5.00%, 2/1/41 - 10/1/41 .............................................. 1,182,194 1,189,852
1,654,525
Total U.S. Government Agency Mortgages (Cost $2,705,968) 2,562,815
U.S. Treasury Obligations (10.6%)
U.S. Treasury Notes
3.50%, 9/15/25 .................................................... 750,000 747,598
4.50%, 7/15/26 .................................................... 1,650,000 1,660,312
1.13%, 10/31/26 .................................................... 425,000 406,738
4.00%, 1/15/27 .................................................... 500,000 500,547
3.88%, 11/30/27 .................................................... 1,500,000 1,499,180
4.00%, 6/30/28 .................................................... 1,000,000 1,003,359
1.25%, 9/30/28 .................................................... 550,000 502,520
2.75%, 5/31/29 .................................................... 1,600,000 1,528,000
3.75%, 6/30/30 .................................................... 2,850,000 2,818,383
Total U.S. Treasury Obligations (Cost $10,603,204) 10,666,637
Commercial Paper (2.3%)
Energy (0.9%):
Apa Corp., 5.03%, 4/1/25(a)(h) ............................................. 900,000 899,874
Information Technology (0.5%):
Jabil, Inc., 5.13%, 4/1/25(a)(h) ............................................. 500,000 499,929
Materials (0.4%):
FMC Corp., 5.08%, 4/10/25(a)(h) ........................................... 400,000 399,437

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Real Estate (0.5%):
Crown Castle International Corp., 4.82%, 4/2/25(a)(h) ............................ $ 500,000 $ 499,866
Total Commercial Paper (Cost $2,299,416) 2,299,106
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(i) ........ 63,603 63,603
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(i) ............ 63,603 63,603
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(i) ................ 63,603 63,603
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(i) . 63,603 63,603
Total Collateral for Securities Loaned (Cost $254,412) 254,412
Total Investments (Cost $98,464,882) — 98.9% 99,517,595
Other assets in excess of liabilities — 1.1% 1,074,020
NET ASSETS - 100.00% $ 100,591,615
At March 31, 2025, the Fund's investments in foreign securities were 12.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$43,187,323 and amounted to 42.9% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2025.
(c) Security is interest only.
(d) Amount represents less than 0.05% of net assets.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) All or a portion of this security is on loan.
(g) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(h) Rate represents the effective yield at March 31, 2025.
(i) Rate disclosed is the daily yield on March 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of March 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of March 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2025.

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory High Yield Fund

(Unaudited)
Security Description Shares . Value
Common Stocks (0.7%)
Consumer Discretionary (0.3%):
Jo-Ann Stores LLC(a) ................................................... 3,118 $ 31
Men's Wearhouse, Inc.(a) ................................................. 20,063 344,422
344,453
Health Care (0.4%):
Air Methods Corp.(a) .................................................... 11,817 582,968
Covis Parent SCA, Class A Shares(a)(b) ....................................... 1,622 —
Covis Parent SCA, Class B Shares(a)(b) ....................................... 1,622 —
Covis Parent SCA, Class C Shares(a)(b) ....................................... 1,622 —
Covis Parent SCA, Class D Shares(a)(b) ...................................... 1,622 —
Covis Parent SCA, Class E Shares(a)(b) ....................................... 1,622 —
582,968
Total Common Stocks (Cost $231,429) 927,421
Principal Amount
Senior Secured Loans (6.7%)
Communication Services (0.7%):
AMC Entertainment Holdings, Inc., Initial Exchange Term Loans, First Lien, 11.32%
(SOFR01M+700bps), 1/4/29(c) ......................................... $ 363,177 361,452
Getty Images, Inc., Dollar Fixed Rate Term B-1 Loans, First Lien, 2/21/30(d) ............ 125,000 124,062
Zayo Group Holdings, Inc., 2022 Incremental Term Loans, First Lien, 3/9/27(d) .......... 448,846 419,923
905,437
Consumer Discretionary (2.6%):
Fleet Midco I Ltd., Term Loan B2, First Lien, 7.06% (SOFR06M+275bps), 2/10/31(c) ..... 909,596 906,185
Great Outdoors Group LLC, Term Loan B, First Lien, 7.57% (SOFR01M+325bps), 1/23/32(c) 149,625 149,064
Men's Wearhouse, Inc., Term Loans, First Lien, 10.79% (SOFR03M+650bps), 2/26/29(c) ... 571,417 569,034
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 7.58%
(SOFR03M+325bps), 3/6/28(c) ......................................... 699,297 635,486
Virgin Media Bristol LLC, N Facility, First Lien, 6.82% (SOFR01M+250bps), 1/31/28(c) ... 1,000,000 971,540
3,231,309
Energy (0.0%):(e)
Hilcorp Energy I LP, Initial Loan, First Lien, 6.32% (SOFR01M+200bps), 2/11/30(c) ...... 50,000 49,875
Financials (0.5%):
1261229 BC Ltd., Term Loan, First Lien, 9/25/30(d) .............................. 100,000 96,000
Kronos Acquisition Holdings, Inc., Initial Loans, First Lien, 8.29% (SOFR03M+400bps),
7/8/31(c) ......................................................... 299,250 255,859
Level 3 Financing, Inc., Term Loan B, First Lien, 3/22/32(d) ........................ 300,000 295,968
647,827
Health Care (1.3%):
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien, 10.83% (SOFR03M+650bps),
2/18/27(c) ........................................................ 1,500,295 595,122
Global Medical Response, Inc., 2024 Extented Term Loan, First Lien, 9.79%
(SOFR03M+550bps), 10/2/28(c) ........................................ 1,136 1,134
LifeScan Global Corporation, Initial Term Loan, First Lien, 10.82% (SOFR03M+650bps),
12/31/26(c) ....................................................... 1,617,832 1,019,234
1,615,490
Industrials (1.6%):
Cotiviti Corp., Initial Fixed Rate Term Loans, First Lien, 4/30/31(d) ................... 1,125,000 1,106,719
The GEO Group, Inc., Term Loan, First Lien, 9.58% (SOFR01M+525bps), 4/13/29(c) ..... 386,275 389,944
TKC Holdings, Inc., Closing Date Initial Term Loan, First Lien, 9.32% (SOFR01M+500bps),
5/15/28(c) ........................................................ 193,692 191,432
Twitter, Inc., Tranche B-1 Loan, First Lien, 10/29/29(d) ........................... 200,000 198,688
1,886,783
Total Senior Secured Loans (Cost $9,862,909) 8,336,721
Corporate Bonds (63.6%)
Communication Services (13.9%):
AMC Networks, Inc., 10.25%, 1/15/29, Callable 1/15/26 @ 105.13(f) ................. 1,375,000 1,425,132

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34, Callable 1/15/28 @
102.13(f) ......................................................... $ 1,535,000 $ 1,262,632
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29, Callable
6/15/25 @ 104(f) ................................................... 1,750,000 1,535,710
Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30, Callable 10/1/26 @ 103.94(f) ....... 1,855,000 1,820,120
Consolidated Communications, Inc., 6.50%, 10/1/28, Callable 4/14/25 @ 103.25(f) ........ 450,000 435,390
CSC Holdings LLC
11.75%, 1/31/29, Callable 1/31/26 @ 105.88(f) ............................. 900,000 872,435
6.50%, 2/1/29, Callable 4/14/25 @ 102.17(f) ............................... 2,800,000 2,323,339
Cumulus Media New Holdings, Inc., 8.00%, 7/1/29, Callable 5/4/25 @ 100(f) ........... 2,028,000 707,305
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 8/15/27, Callable 5/4/25 @ 102.94(f) ............................... 303,000 293,727
10.00%, 2/15/31, Callable 2/15/27 @ 105(f) ................................ 558,000 535,404
Frontier Communications Holdings LLC
5.88%, 10/15/27, Callable 5/4/25 @ 101.47(f) .............................. 1,750,000 1,750,230
6.75%, 5/1/29, Callable 5/4/25 @ 101.69(f) ................................ 498,000 500,266
Gray Media, Inc.
10.50%, 7/15/29, Callable 7/15/26 @ 105.25(f) ............................. 465,000 485,747
5.38%, 11/15/31, Callable 11/15/26 @ 102.69(f) ............................. 626,000 393,533
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81 ..................... 180,000 160,766
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 5/4/25 @ 101.16(f) ............. 300,000 287,901
News Corp., 5.13%, 2/15/32, Callable 2/15/27 @ 102.56(f) ......................... 150,000 143,193
Scripps Escrow II, Inc.
3.88%, 1/15/29, Callable 5/4/25 @ 100.97(f) ............................... 650,000 511,278
5.38%, 1/15/31, Callable 1/15/26 @ 102.69(f)(g) ............................ 350,000 213,620
Sinclair Television Group, Inc.
5.50%, 3/1/30, Callable 5/4/25 @ 102.75(f)(g) .............................. 1,677,000 1,246,514
8.13%, 2/15/33, Callable 2/15/28 @ 104.06(f) .............................. 168,000 165,754
Univision Communications, Inc., 7.38%, 6/30/30, Callable 6/30/25 @ 103.69(f)(g) ........ 350,000 335,925
17,405,921
Consumer Discretionary (10.5%):
Acushnet Co., 7.38%, 10/15/28, Callable 10/15/25 @ 103.69(f) ...................... 100,000 103,563
American Axle & Manufacturing, Inc., 6.88%, 7/1/28, Callable 4/14/25 @ 101.72 ......... 875,000 834,913
Amsted Industries, Inc., 6.38%, 3/15/33, Callable 3/15/28 @ 103.19(f) ................. 533,000 529,746
Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(f) ........... 1,000,000 905,773
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 5/4/25 @
102.31(f) ......................................................... 797,000 719,973
Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable 3/15/27 @ 103.75(f) ............... 650,000 630,137
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38(f) ................... 150,000 138,366
Boyne USA, Inc., 4.75%, 5/15/29, Callable 5/4/25 @ 102.38(f) ...................... 329,000 310,037
Caesars Entertainment, Inc.
8.13%, 7/1/27, Callable 4/14/25 @ 102.03(f) ............................... 713,000 716,254
6.50%, 2/15/32, Callable 2/15/27 @ 103.25(f) .............................. 862,000 859,773
Churchill Downs, Inc., 6.75%, 5/1/31, Callable 5/1/26 @ 103.38(f) ................... 260,000 261,972
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable
5/4/25 @ 103.38(f) .................................................. 175,000 151,524
Group 1 Automotive, Inc., 6.38%, 1/15/30, Callable 7/15/26 @ 103.19(f) ............... 175,000 175,578
Hanesbrands, Inc., 9.00%, 2/15/31, Callable 2/15/26 @ 104.5(f) ..................... 225,000 237,197
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(f) ........... 300,000 271,864
Las Vegas Sands Corp., 6.20%, 8/15/34, Callable 5/15/34 @ 100 ..................... 93,000 93,439
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 5/4/25 @ 101.56(f)(g) ................ 250,000 212,919
LGI Homes, Inc., 7.00%, 11/15/32, Callable 11/15/27 @ 103.5(f) .................... 120,000 113,460
Light & Wonder International, Inc., 7.00%, 5/15/28, Callable 4/19/25 @ 101.75(f) ........ 350,000 350,008
Lithia Motors, Inc., 4.38%, 1/15/31, Callable 10/15/25 @ 102.19(f) ................... 1,592,000 1,442,584
M/I Homes, Inc., 4.95%, 2/1/28, Callable 4/19/25 @ 101.24 ........................ 410,000 397,822
Newell Brands, Inc., 6.88%, 4/1/36, Callable 10/1/35 @ 100(g) ...................... 80,000 77,525
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100 ............................ 275,000 246,260
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 5/4/25 @ 101.94(f) ...... 1,600,000 1,470,320
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(f) . 150,000 127,762
Saks Global Enterprises LLC, 11.00%, 12/15/29, Callable 12/15/26 @ 105.5(f) ........... 182,000 147,438
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30, Callable 5/4/25
@ 103.31(f) ....................................................... 200,000 188,574
Taylor Morrison Communities, Inc.
5.75%, 1/15/28, Callable 10/15/27 @ 100(f) ................................ 175,000 174,587

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
5.13%, 8/1/30, Callable 2/1/30 @ 100(f) .................................. $ 278,000 $ 267,107
The Gap, Inc., 3.63%, 10/1/29, Callable 5/4/25 @ 101.81(f) ........................ 300,000 270,869
Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(f) ..................... 328,000 331,720
ZF North America Capital, Inc., 6.88%, 4/23/32, Callable 2/23/32 @ 100(f) ............. 450,000 416,855
13,175,919
Consumer Staples (4.1%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28,
Callable 5/4/25 @ 103.25(f) ........................................... 1,000,000 1,013,178
B&G Foods, Inc., 8.00%, 9/15/28, Callable 9/15/25 @ 104(f) ....................... 500,000 502,489
Edgewell Personal Care Co., 4.13%, 4/1/29, Callable 4/14/25 @ 101.03(f) .............. 210,000 194,518
Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28 @ 103.38(f) ...................... 250,000 244,941
Performance Food Group, Inc., 6.13%, 9/15/32, Callable 9/15/27 @ 103.06(f) ........... 750,000 746,959
Post Holdings, Inc.
6.25%, 2/15/32, Callable 2/15/27 @ 103.13(f) .............................. 1,087,000 1,093,899
6.38%, 3/1/33, Callable 9/1/27 @ 103.19(f) ................................ 90,000 88,816
Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable 3/1/28 @ 103.19(f) .................. 558,000 560,970
U.S. Foods, Inc., 5.75%, 4/15/33, Callable 10/15/27 @ 102.88(f) ..................... 724,000 706,380
5,152,150
Energy (3.7%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 5/4/25 @ 102.54(f) .................. 1,050,000 1,076,571
CITGO Petroleum Corp., 8.38%, 1/15/29, Callable 10/15/25 @ 104.19(f) ............... 700,000 713,512
Harvest Midstream I LP, 7.50%, 5/15/32, Callable 5/15/27 @ 103.75(f) ................ 260,000 266,833
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35, Callable 2/15/30 @ 103.63(f) .... 663,000 633,824
Murphy Oil Corp., 6.00%, 10/1/32, Callable 10/1/27 @ 103 ........................ 210,000 201,815
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(f) ................. 275,000 244,489
Permian Resources Operating LLC, 5.88%, 7/1/29, Callable 5/4/25 @ 102.94(f) .......... 280,000 276,564
SM Energy Co., 7.00%, 8/1/32, Callable 8/1/27 @ 103.5(f) ......................... 175,000 172,237
Sunoco LP
7.25%, 5/1/32, Callable 5/1/27 @ 103.63(f) ................................ 210,000 216,933
6.25%, 7/1/33, Callable 7/1/28 @ 103.13(f) ................................ 400,000 399,993
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 2/15/29, Callable
2/15/26 @ 103.69(f) ................................................. 130,000 130,522
Venture Global LNG, Inc., 9.88%, 2/1/32, Callable 2/1/27 @ 104.94(f) ................. 210,000 223,109
4,556,402
Financials (4.1%):
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/6/30, Callable 5/15/26 @ 103.75(f) ....... 168,000 170,988
Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable 10/1/26 @ 104(f) .................. 875,000 895,190
Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(f) .......................... 992,000 1,002,450
Boost Newco Borrower LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(f) ............. 500,000 520,592
Credit Acceptance Corp., 6.63%, 3/15/30, Callable 3/15/27 @ 103.31(f) ................ 111,000 109,502
EZCORP, Inc., 7.38%, 4/1/32, Callable 4/1/28 @ 103.69(f) ......................... 125,000 126,848
Ford Motor Credit Co. LLC, 6.50%, 2/7/35, Callable 11/7/34 @ 100 .................. 41,000 40,208
Level 3 Financing, Inc., 3.88%, 10/15/30, Callable 4/14/25 @ 101.81(f)(g) .............. 334,000 253,868
Mobius Merger Sub, Inc., 9.00%, 6/1/30, Callable 6/1/26 @ 104.5(f) .................. 130,000 117,776
NCR Atleos Corp., 9.50%, 4/1/29, Callable 10/1/26 @ 104.75(f) ..................... 80,000 86,730
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 5/4/25 @ 101.38(f) ................ 1,050,000 969,734
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 4.88%,
5/15/29, Callable 5/4/25 @ 102.44(f) ..................................... 80,000 74,867
PRA Group, Inc., 8.88%, 1/31/30, Callable 6/1/26 @ 104.44(f)(g) .................... 210,000 219,448
Rfna LP, 7.88%, 2/15/30, Callable 2/15/27 @ 103.94(f) ............................ 165,000 163,348
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32, Callable 8/15/27 @
103.38(f) ......................................................... 150,000 151,286
Starwood Property Trust, Inc., 7.25%, 4/1/29, Callable 10/1/28 @ 100(f) ............... 175,000 179,729
5,082,564
Health Care (4.1%):
Acadia Healthcare Co., Inc., 7.38%, 3/15/33, Callable 3/15/28 @ 103.69(f) ............. 104,000 104,040
CHS/Community Health Systems, Inc., 10.88%, 1/15/32, Callable 2/15/27 @ 105.44(f) ..... 300,000 296,576
CVS Health Corp., 7.00% (H15T5Y+289bps), 3/10/55, Callable 12/10/29 @ 100(c) ....... 251,000 252,864
Embecta Corp., 5.00%, 2/15/30, Callable 2/15/27 @ 101.25(f) ....................... 1,000,000 895,859
Encompass Health Corp., 4.63%, 4/1/31, Callable 4/1/26 @ 102.31 ................... 80,000 75,038
Medline Borrower LP
3.88%, 4/1/29, Callable 5/4/25 @ 101.94(f) ................................ 362,000 338,276

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
5.25%, 10/1/29, Callable 5/4/25 @ 102.63(f) ............................... $ 450,000 $ 431,861
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29, Callable 4/1/26 @ 103.13(f) .. 175,000 177,330
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @
102.56(f) ......................................................... 700,000 610,905
Pediatrix Medical Group, Inc., 5.38%, 2/15/30, Callable 5/4/25 @ 102.69(f) ............. 500,000 481,092
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(f) .................... 570,000 510,748
Tenet Healthcare Corp.
5.13%, 11/1/27, Callable 4/19/25 @ 100 .................................. 556,000 547,796
6.13%, 10/1/28, Callable 5/4/25 @ 101.53 ................................. 278,000 276,680
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 5/15/26 @ 104.88(f) ........... 123,000 122,614
5,121,679
Industrials (12.3%):
Alta Equipment Group, Inc., 9.00%, 6/1/29, Callable 6/1/26 @ 104.5(f)(g) .............. 179,000 156,683
American Airlines, Inc.
7.25%, 2/15/28, Callable 5/4/25 @ 103.63(f) ............................... 1,875,000 1,865,466
8.50%, 5/15/29, Callable 11/15/25 @ 104.25(f) ............................. 500,000 507,648
Axon Enterprise, Inc., 6.25%, 3/15/33, Callable 3/15/28 @ 103.13(f) .................. 104,000 105,289
Brightline East LLC, 11.00%, 1/31/30, Callable 5/9/27 @ 105.5(f) .................... 330,000 290,608
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32, Callable 2/1/28 @ 103.75(f) 185,000 176,180
Builders FirstSource, Inc., 6.38%, 3/1/34, Callable 3/1/29 @ 103.19(f) ................. 450,000 447,647
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/19/25 @ 101.03(f) ................ 150,000 140,073
Cornerstone Building Brands, Inc., 9.50%, 8/15/29, Callable 8/15/26 @ 104.75(f) ......... 305,000 253,591
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31, Callable 7/15/27 @ 103.38(f) 450,000 452,496
Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @ 103.13(f) ......................... 80,000 81,202
Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable 4/15/27 @ 103.13(f) .............. 300,000 299,648
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 9/20/31, Callable 8/27/27 @ 104.94(f) ... 431,000 425,162
Masterbrand, Inc., 7.00%, 7/15/32, Callable 7/15/27 @ 103.5(f) ...................... 225,000 224,870
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 5/4/25 @ 101.63(f) ........................................... 67,500 67,780
OneSky Flight LLC, 8.88%, 12/15/29, Callable 12/15/26 @ 104.44(f) ................. 283,000 288,433
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(f)(g) ................... 250,000 247,235
Resideo Funding, Inc., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(f)(g) ............... 350,000 349,484
RXO, Inc., 7.50%, 11/15/27, Callable 5/4/25 @ 103.75(f) .......................... 260,000 267,394
Sensata Technologies, Inc., 6.63%, 7/15/32, Callable 7/15/27 @ 103.31(f) .............. 175,000 173,726
Spirit AeroSystems, Inc.
9.38%, 11/30/29, Callable 11/30/25 @ 104.69(f) ............................. 625,000 668,181
9.75%, 11/15/30, Callable 11/15/26 @ 104.88(f) ............................. 1,000,000 1,104,996
Standard Industries, Inc.
4.38%, 7/15/30, Callable 7/15/25 @ 102.19(f) .............................. 825,000 760,981
3.38%, 1/15/31, Callable 7/15/25 @ 101.69(f) .............................. 1,000,000 869,673
Star Leasing Co. LLC, 7.63%, 2/15/30, Callable 2/15/27 @ 103.81(f) .................. 110,000 105,796
The ADT Security Corp., 4.88%, 7/15/32(f) .................................... 150,000 140,016
The Hertz Corp., 12.63%, 7/15/29, Callable 7/15/27 @ 106.31(f) ..................... 400,000 361,026
TKC Holdings, Inc., 10.50%, 5/15/29, Callable 5/4/25 @ 105.25(f)(g) ................. 470,000 468,749
TransDigm, Inc., 6.00%, 1/15/33, Callable 9/15/27 @ 103(f) ........................ 850,000 836,211
TriNet Group, Inc., 7.13%, 8/15/31, Callable 8/15/26 @ 103.56(f) .................... 250,000 254,299
United Rentals North America, Inc., 6.13%, 3/15/34, Callable 3/15/29 @ 103.06(f) ........ 2,000,000 2,003,738
Waste Pro USA, Inc., 7.00%, 2/1/33, Callable 2/1/28 @ 103.5(f) ..................... 268,000 269,750
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 5/4/25 @ 102.42(f) ............... 375,000 379,818
XPO, Inc., 7.13%, 6/1/31, Callable 6/1/26 @ 103.56(f) ............................ 325,000 333,409
15,377,258
Information Technology (2.8%):
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 9/30/25 @ 103.25(f) .............................. 250,000 243,053
9.00%, 9/30/29, Callable 9/30/25 @ 104.5(f) ............................... 50,000 49,857
Diebold Nixdorf, Inc., 7.75%, 3/31/30, Callable 12/18/26 @ 103.88(f) ................. 121,000 125,735
Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable 12/1/26 @ 103.25(f) ................. 260,000 256,428
EquipmentShare.com, Inc., 8.00%, 3/15/33, Callable 9/15/27 @ 104(f) ................. 575,000 579,194
Gen Digital, Inc.
7.13%, 9/30/30, Callable 9/30/25 @ 103.56(f) .............................. 80,000 81,795
6.25%, 4/1/33, Callable 4/1/28 @ 103.13(f) ................................ 111,000 110,652
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(f) ............... 544,000 471,847
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(f) ............... 450,000 398,293

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Rocket Software, Inc., 9.00%, 11/28/28, Callable 5/1/25 @ 103(f) .................... $ 130,000 $ 134,060
S&S Holdings LLC, 8.38%, 10/1/31, Callable 10/1/27 @ 104.19(f) ................... 250,000 236,865
UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @ 103.44(f) ............................ 500,000 507,392
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100 ....................... 62,000 51,983
Zebra Technologies Corp., 6.50%, 6/1/32, Callable 6/1/27 @ 103.25(f) ................. 225,000 227,813
3,474,967
Materials (4.2%):
AAR Escrow Issuer LLC, 6.75%, 3/15/29, Callable 3/15/26 @ 103.38(f) ............... 450,000 456,765
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28, Callable 10/15/25 @ 105.13(f) .... 879,000 903,325
ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56 ............................. 350,000 328,505
Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @ 103.13(f) ........................ 80,000 79,282
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 5/4/25 @ 100.84(f) ............. 300,000 274,836
Cleveland-Cliffs, Inc., 7.00%, 3/15/32, Callable 3/15/27 @ 103.5(f)(g) ................. 275,000 263,951
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32, Callable 4/15/28 @ 103.38(f) ...... 100,000 100,655
Dcli Bidco LLC, 7.75%, 11/15/29, Callable 11/15/26 @ 103.88(f) .................... 294,000 302,450
Knife River Corp., 7.75%, 5/1/31, Callable 5/1/26 @ 103.88(f) ...................... 450,000 469,686
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 5/4/25 @ 100.91(f) ................. 150,000 140,447
Sasol Financing USA LLC, 8.75%, 5/3/29, Callable 3/3/29 @ 100(f) .................. 250,000 251,296
Sealed Air Corp., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(f) ..................... 450,000 455,604
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31, Callable 11/15/26 @ 104.44(f) ....... 230,000 238,380
The Chemours Co., 8.00%, 1/15/33, Callable 1/15/28 @ 104(f) ...................... 902,000 843,037
United States Steel Corp., 6.88%, 3/1/29, Callable 4/19/25 @ 101.72 .................. 150,000 150,624
5,258,843
Real Estate (2.3%):
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 9/1/31, Callable 9/1/26 @ 104.44(f) .... 260,000 275,818
Forestar Group, Inc., 6.50%, 3/15/33, Callable 3/15/28 @ 103.25(f) ................... 208,000 203,606
GLP Capital LP/GLP Financing II, Inc., 5.63%, 9/15/34, Callable 6/15/34 @ 100 ......... 275,000 271,120
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 2/15/29, Callable 5/4/25 @ 101.5(f) ................................ 300,000 283,768
6.50%, 4/1/32, Callable 4/1/27 @ 103.25(f) ................................ 300,000 299,562
Service Properties Trust, 8.63%, 11/15/31, Callable 11/15/26 @ 104.31(f) .............. 130,000 137,127
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19(f) ................ 992,000 884,051
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28, Callable
9/15/25 @ 105.25(f) ................................................. 463,000 492,119
2,847,171
Utilities (1.6%):
Calpine Corp., 5.13%, 3/15/28, Callable 5/4/25 @ 100.85(f) ........................ 1,625,000 1,599,068
NRG Energy, Inc., 5.75%, 7/15/29, Callable 4/14/25 @ 102.88(f) ..................... 300,000 295,224
Vistra Operations Co. LLC, 6.88%, 4/15/32, Callable 4/15/27 @ 103.44(f) .............. 150,000 152,932
2,047,224
Total Corporate Bonds (Cost $82,597,052) 79,500,098
Yankee Dollars (18.0%)
Communication Services (0.6%):
Bell Telephone Co.of Canada/Bell Canada, 6.88% (H15T5Y+239bps), 9/15/55, Callable
6/15/30 @ 100(c) ................................................... 111,000 111,423
Rogers Communications, Inc., 7.00% (H15T5Y+265bps), 4/15/55, Callable 2/14/30 @ 100(c) 111,000 111,176
Telecom Italia Capital SA, 7.20%, 7/18/36 ..................................... 125,000 125,669
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31, Callable 7/15/26 @ 102.38(f) ........... 440,000 383,590
731,858
Consumer Discretionary (6.0%):
Carnival Corp., 6.00%, 5/1/29, Callable 5/4/25 @ 103(f) ........................... 1,000,000 993,311
Great Canadian Gaming Corp., 8.75%, 11/15/29, Callable 11/15/26 @ 104.38(f) .......... 147,000 148,139
IHO Verwaltungs GmbH, 8.00%, 11/15/32, Callable 11/15/27 @ 104(f)(g)(h) ............ 950,000 911,388
International Game Technology PLC
6.25%, 1/15/27, Callable 7/15/26 @ 100(f) ................................. 300,000 302,373
5.25%, 1/15/29, Callable 5/4/25 @ 101.31(f) ............................... 1,250,000 1,221,921
Mattamy Group Corp., 4.63%, 3/1/30, Callable 5/4/25 @ 102.31(f) ................... 260,000 239,086
Melco Resorts Finance Ltd., 5.38%, 12/4/29, Callable 5/4/25 @ 102.69(f) .............. 150,000 137,791
NCL Corp. Ltd.
5.88%, 3/15/26, Callable 12/15/25 @ 100(f) ................................ 228,000 227,484

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
6.75%, 2/1/32, Callable 2/1/28 @ 103.38(f) ................................ $ 647,000 $ 639,639
Royal Caribbean Cruises Ltd.
5.63%, 9/30/31, Callable 9/30/27 @ 102.81(f) .............................. 143,000 140,480
6.00%, 2/1/33, Callable 8/1/27 @ 103(f) .................................. 1,088,000 1,088,687
Viking Cruises Ltd., 9.13%, 7/15/31, Callable 7/15/26 @ 104.56(f) ................... 1,000,000 1,068,127
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 5/4/25 @ 101.41(f) ......... 375,000 369,018
7,487,444
Energy (0.9%):
Petrobras Global Finance BV, 5.50%, 6/10/51, Callable 12/10/50 @ 100(g) ............. 275,000 213,692
TechnipFMC PLC, 6.50%, 2/1/26, Callable 5/4/25 @ 100(f) ........................ 800,000 800,061
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(f) ..................... 50,000 52,238
1,065,991
Financials (1.3%):
1261229 BC Ltd., 10.00%, 4/15/32, Callable 4/15/28 @ 105(f) ...................... 195,000 193,995
Ardonagh Finco Ltd., 7.75%, 2/15/31, Callable 2/15/27 @ 103.88(f) .................. 246,000 251,005
Belron UK Finance PLC, 5.75%, 10/15/29, Callable 10/15/26 @ 102.88(f) .............. 175,000 173,789
GGAM Finance Ltd., 5.88%, 3/15/30, Callable 9/15/26 @ 102.94(f) .................. 300,000 296,817
UniCredit SpA, 5.86% (USISOA05+370bps), 6/19/32, Callable 6/19/27 @ 100(c)(f) ....... 725,000 727,686
1,643,292
Health Care (1.7%):
Bausch Health Cos., Inc., 6.13%, 2/1/27, Callable 4/8/25 @ 101.53(f)(g) ............... 2,000,000 2,027,534
Perrigo Finance Unlimited Co., 6.13%, 9/30/32, Callable 9/30/27 @ 103.06 ............. 125,000 123,075
2,150,609
Industrials (4.4%):
ATS Corp., 4.13%, 12/15/28, Callable 5/4/25 @ 101.03(f) .......................... 150,000 139,256
Avianca Midco 2 PLC, 9.63%, 2/14/30, Callable 2/14/27 @ 104.81(f) ................. 233,000 215,326
Azorra Finance Ltd., 7.75%, 4/15/30, Callable 10/15/26 @ 103.88(f) .................. 1,385,000 1,380,813
Bombardier, Inc.
7.88%, 4/15/27, Callable 5/4/25 @ 100(f) ................................. 495,000 496,493
8.75%, 11/15/30, Callable 11/15/26 @ 104.38(f) ............................. 875,000 924,336
7.25%, 7/1/31, Callable 7/1/27 @ 103.63(f) ................................ 180,000 180,823
Cimpress PLC, 7.38%, 9/15/32, Callable 9/15/27 @ 103.69(f) ....................... 130,000 119,145
Fibercop SpA, 7.20%, 7/18/36, Callable 4/18/36 @ 100(f) .......................... 345,000 334,220
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31, Callable 11/15/27 @ 104.31(f)(g) ....... 506,000 488,052
Latam Airlines Group SA, 7.88%, 4/15/30, Callable 10/15/26 @ 103.94(f) .............. 500,000 497,444
Seaspan Corp., 5.50%, 8/1/29, Callable 5/5/25 @ 102.75(f) ......................... 225,000 203,898
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, 2/1/30, Callable 5/4/25
@ 103.19(f)(g) ..................................................... 608,000 532,836
5,512,642
Information Technology (0.5%):
Seagate HDD Cayman
8.50%, 7/15/31, Callable 7/15/26 @ 104.25 ................................ 300,000 318,736
9.63%, 12/1/32, Callable 12/1/27 @ 104.81 ................................ 300,000 337,266
656,002
Materials (2.6%):
Alcoa Nederland Holding BV, 7.13%, 3/15/31, Callable 3/15/27 @ 103.56(f) ............ 50,000 51,458
Aris Mining Corp., 8.00%, 10/31/29, Callable 10/31/26 @ 104(f) ..................... 90,000 91,424
INEOS Finance PLC, 7.50%, 4/15/29, Callable 4/15/26 @ 103.75(f) .................. 1,175,000 1,170,444
Ivanhoe Mines Ltd., 7.88%, 1/23/30, Callable 1/23/27 @ 103.94(f) ................... 38,000 38,261
Mineral Resources Ltd., 9.25%, 10/1/28, Callable 10/1/25 @ 104.63(f) ................. 260,000 259,770
NOVA Chemicals Corp.
9.00%, 2/15/30, Callable 8/15/26 @ 104.5(f) ............................... 1,150,000 1,236,198
7.00%, 12/1/31, Callable 12/1/27 @ 103.5(f) ............................... 187,000 195,014
Novelis, Inc., 6.88%, 1/30/30, Callable 1/30/27 @ 103.44(f)(g) ...................... 181,000 183,121
3,225,690
Total Yankee Dollars (Cost $21,970,814) 22,473,528
Commercial Paper (5.0%)
Energy (1.0%):
Apa Corp., 5.03%, 4/1/25(f)(i) ............................................. 1,200,000 1,199,832

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Industrials (0.3%):
Air Lease Corp., 4.74%, 4/1/25(f)(i) ......................................... $ 400,000 $ 399,947
Information Technology (1.0%):
Jabil, Inc., 5.13%, 4/1/25(f)(i) .............................................. 1,200,000 1,199,829
Materials (1.9%):
FMC Corp., 5.05%, 4/1/25(f)(i) ............................................. 1,200,000 1,199,832
Sonoco Products Co., 4.25%, 4/7/25(f)(i) ...................................... 1,200,000 1,199,010
2,398,842
Real Estate (0.8%):
Crown Castle International Corp., 4.82%, 4/2/25(f)(i) ............................. 1,000,000 999,733
Total Commercial Paper (Cost $6,198,871) 6,198,183
Shares
Exchange-Traded Funds (3.2%)
iShares BB Rated Corporate Bond ETF ....................................... 64,000 2,957,440
SPDR Portfolio High Yield Bond ETF ........................................ 45,000 1,053,900
Total Exchange-Traded Funds (Cost $4,045,790) 4,011,340
Collateral for Securities Loaned (4.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(j) ........ 1,464,651 1,464,651
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(j) ............ 1,464,651 1,464,651
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(j) ................ 1,464,651 1,464,651
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(j) . 1,464,651 1,464,651
Total Collateral for Securities Loaned (Cost $5,858,604) 5,858,604
Total Investments (Cost $130,765,469) — 101.9% 127,305,895
Liabilities in excess of other assets — (1.9)% (2,361,914)
NET ASSETS - 100.00% $ 124,943,981
At March 31, 2025, the Fund's investments in foreign securities were 18.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of March 31, 2025.
(c) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2025.
(d) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(e) Amount represents less than 0.05% of net assets.
(f) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$102,823,414 and amounted to 82.3% of net assets.
(g) All or a portion of this security is on loan.
(h) Up to 8.75% of the coupon may be PIK.
(i) Rate represents the effective yield at March 31, 2025.
(j) Rate disclosed is the daily yield on March 31, 2025.
bps
—
Basis points
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of March 31, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of March 31, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2025.

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Tax-Exempt Fund

(Unaudited)
Security Description Principal Amount . Value
Municipal Bonds (98.3%)
Alabama (0.7%):
Mobile County IDA Revenue AMT, Series A, 5.00%, 6/1/54, Continuously Callable @100 .. $ 250,000 $ 247,640
Arizona (1.6%):
City of Phoenix Civic Improvement Corp. Revenue AMT, Series B, 5.00%, 7/1/44,
Continuously Callable @100 ........................................... 540,000 546,821
Arkansas (2.1%):
Arkansas Development Finance Authority Revenue, 3.20%, 12/1/49, Continuously Callable
@100 ........................................................... 750,000 553,335
University of Central Arkansas Revenue (INS - Build America Mutual Assurance Co.), Series
A, 3.00%, 11/1/49, Continuously Callable @100 ............................ 265,000 193,579
746,914
California (1.3%):
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT, Series A, 4.00%, 5/1/52, Continuously Callable @100 .................... 500,000 441,410
Colorado (4.9%):
Colorado Educational & Cultural Facilities Authority Revenue, 4.50%, 7/1/53, Continuously
Callable @100 ..................................................... 500,000 457,251
Colorado Health Facilities Authority Revenue, Series A, 4.00%, 12/1/50, Continuously Callable
@103 ........................................................... 750,000 625,053
Gold Hill Mesa Metropolitan District No. 2, GO (INS - Build America Mutual Assurance Co.),
Series A, 5.50%, 12/1/47, Continuously Callable @100 ........................ 585,000 619,247
1,701,551
Florida (14.1%):
Capital Trust Agency, Inc. Revenue, 5.00%, 8/1/55, Continuously Callable @100 ......... 400,000 386,608
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @103 ........... 500,000 411,689
County of Broward Airport System Revenue AMT, Series A, 4.00%, 10/1/49, Continuously
Callable @100 ..................................................... 500,000 414,630
County of Broward Port Facilities Revenue AMT, Series B, 4.00%, 9/1/49, Continuously
Callable @100 ..................................................... 500,000 433,125
County of Lee Airport Revenue AMT, 5.25%, 10/1/54, Continuously Callable @100 ....... 500,000 512,365
County of Miami-Dade Revenue, Series A, 5.00%, 6/1/33, Continuously Callable @100 .... 1,000,000 1,003,310
County of Miami-Dade Seaport Department Revenue AMT, Series B-1, 4.00%, 10/1/50,
Continuously Callable @100 ........................................... 500,000 434,459
Florida Development Finance Corp. Revenue, Series A, 5.00%, 6/15/55, Continuously Callable
@100 ........................................................... 500,000 478,113
Hillsborough County IDA Revenue, 4.00%, 8/1/50, Continuously Callable @100 ......... 500,000 432,190
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103 ............ 500,000 400,107
4,906,596
Georgia (1.5%):
Private Colleges & Universities Authority Revenue, 5.25%, 10/1/51, Continuously Callable
@100 ........................................................... 500,000 516,416
Guam (2.9%):
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100 .... 1,000,000 1,012,358
Illinois (15.4%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 6.00%, 4/1/46,
Continuously Callable @100 ........................................... 1,275,000 1,306,368
Chicago O'Hare International Airport Revenue AMT, Series A, 5.50%, 1/1/59, Continuously
Callable @100 ..................................................... 1,000,000 1,044,004
City of Chicago Wastewater Transmission Revenue, Series A, 5.00%, 1/1/47, Continuously
Callable @100 ..................................................... 1,000,000 1,005,650
Sales Tax Securitization Corp. Revenue, Series C, 5.00%, 1/1/43, Continuously Callable @100 1,500,000 1,538,546
State of Illinois, GO, Series B, 4.50%, 5/1/48, Continuously Callable @100 ............. 500,000 473,465
5,368,033
Indiana (1.5%):
Indiana Finance Authority Revenue, Series A, 5.50%, 7/1/52, Continuously Callable @100 .. 500,000 511,670
Iowa (1.1%):
Iowa Finance Authority Revenue, Series A-1, 4.00%, 5/15/55, Continuously Callable @103 . 500,000 403,825
Maryland (0.7%):
City of Gaithersburg Revenue, 5.13%, 1/1/42, Continuously Callable @103 ............. 250,000 255,785

Victory Portfolios
Victory Tax-Exempt Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Massachusetts (1.2%):
University of Massachusetts Building Authority Revenue, Series 2021-1, 5.00%, 11/1/39,
Continuously Callable @100 ........................................... $ 410,000 $ 410,376
Michigan (2.8%):
City of Detroit, GO, Series C, 6.00%, 5/1/43, Continuously Callable @100 .............. 250,000 276,278
Michigan Finance Authority Revenue
4.00%, 2/15/50, Continuously Callable @100 ............................... 500,000 440,294
4.00%, 12/1/51, Continuously Callable @100 ............................... 445,000 270,011
986,583
Missouri (2.9%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42,
Continuously Callable @100(a) ......................................... 1,150,000 1,015,411
New Hampshire (1.4%):
New Hampshire Business Finance Authority Revenue, Series A, 5.25%, 7/1/48, Continuously
Callable @103 ..................................................... 500,000 510,066
New Jersey (2.1%):
New Jersey Transportation Trust Fund Authority Revenue
Series A, 12/15/38(b) ................................................ 1,000,000 559,128
Series BB, 3.50%, 6/15/46, Continuously Callable @100 ...................... 200,000 164,181
723,309
New York (11.8%):
Build NYC Resource Corp. Revenue, 4.75%, 6/15/53, Continuously Callable @100 ....... 350,000 315,547
City of Dunkirk, GO, 7.50%, 7/24/25(a) ....................................... 250,000 250,636
Metropolitan Transportation Authority Revenue
Series B-1, 5.00%, 11/15/56, Continuously Callable @100 ..................... 1,545,000 1,553,129
Series D-3, 4.00%, 11/15/49, Continuously Callable @100 ..................... 500,000 434,977
New York Counties Tobacco Trust II Revenue, 5.75%, 6/1/43, Continuously Callable @100 . 190,000 190,320
New York State Dormitory Authority Revenue, 6.00%, 7/1/40, Continuously Callable @100(a) 175,000 154,757
Schenectady County Capital Resource Corp. Revenue, 5.25%, 7/1/52, Continuously Callable
@100 ........................................................... 200,000 212,864
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100 ............ 1,000,000 1,005,196
4,117,426
North Carolina (2.0%):
North Carolina Medical Care Commission Revenue
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 500,000 404,036
Series A, 4.00%, 10/1/50, Continuously Callable @103 ........................ 350,000 293,059
697,095
Ohio (9.2%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series B-2, 5.00%, 6/1/55,
Continuously Callable @100 ........................................... 900,000 792,697
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103 ....... 500,000 481,294
County of Hardin Revenue, 5.00%, 5/1/30, Continuously Callable @103 ............... 350,000 346,038
Logan Elm Local School District, GO, 4.00%, 11/1/55, Continuously Callable @100 ...... 1,500,000 1,316,669
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable
@100 ........................................................... 250,000 259,670
3,196,368
Pennsylvania (2.5%):
Pennsylvania Economic Development Financing Authority Revenue, Series A, 4.00%, 5/15/53,
Continuously Callable @100 ........................................... 1,000,000 870,228
South Carolina (1.5%):
Charleston County Airport District Revenue AMT, Series A, 5.25%, 7/1/54, Continuously
Callable @100 ..................................................... 500,000 515,136
Texas (7.7%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund),
4.13%, 8/15/54, Continuously Callable @100 ............................... 500,000 448,355
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100 .......... 500,000 429,125
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund),
4.25%, 4/1/53, Continuously Callable @100 ............................... 750,000 694,858
Port of Port Arthur Navigation District Revenue
Series A, 2.45%, 4/1/40, Continuously Callable @100(c) ....................... 800,000 800,000
Series B, 2.45%, 4/1/40, Continuously Callable @100(c) ....................... 100,000 100,000

Victory Portfolios
Victory Tax-Exempt Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Series C, 2.50%, 4/1/40, Continuously Callable @100(c) ....................... $ 200,000 $ 200,000
2,672,338
Utah (4.2%):
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously
Callable @103 ..................................................... 250,000 223,841
Utah Charter School Finance Authority Revenue, Series A, 5.63%, 6/15/42, Continuously
Callable @100(a) ................................................... 250,000 250,881
Utah Infrastructure Agency Revenue, Series A, 5.00%, 10/15/40, Continuously Callable @100 1,000,000 1,004,413
1,479,135
Wisconsin (1.2%):
Wisconsin Health & Educational Facilities Authority Revenue, 4.00%, 1/1/47, Continuously
Callable @103 ..................................................... 500,000 419,050
Total Municipal Bonds (Cost $37,676,715) 34,271,540
Total Investments (Cost $37,676,715) — 98.3% 34,271,540
Other assets in excess of liabilities — 1.7% 593,172
NET ASSETS - 100.00% $ 34,864,712
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$1,671,685 and amounted to 4.8% of net assets.
(b) Zero-coupon bond.
(c) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Security Description Principal Amount . Value
Municipal Bonds (95.5%)
Alabama (0.7%):
Mobile County IDA Revenue AMT, Series A, 5.00%, 6/1/54, Continuously Callable @100 .. $ 250,000 $ 247,640
Arizona (8.5%):
Arizona IDA Revenue
4.00%, 12/15/51, Continuously Callable @100(a) ............................ 700,000 563,354
Series A, 4.00%, 7/15/51, Continuously Callable @100(a) ...................... 500,000 393,836
La Paz County IDA Revenue, 4.00%, 2/15/51, Continuously Callable @100 ............. 280,000 212,992
Maricopa County IDA Revenue AMT, 4.00%, 10/15/47, Continuously Callable @104(a) .... 500,000 431,856
The County of Pima IDA Revenue
4.00%, 6/15/51, Continuously Callable @100(a) ............................. 500,000 409,746
Series A, 6.88%, 11/15/52, Continuously Callable @103(a) ..................... 250,000 268,656
The IDA of the City of Phoenix Revenue, 4.00%, 12/1/51, Continuously Callable @100(a) .. 1,000,000 727,882
3,008,322
California (0.2%):
California County Tobacco Securitization Agency Revenue, Series B-1, 5.00%, 6/1/49,
Continuously Callable @100 ........................................... 85,000 85,077
Delaware (1.1%):
Delaware State Economic Development Authority Revenue, 4.00%, 6/1/52, Continuously
Callable @100 ..................................................... 500,000 397,469
Florida (7.8%):
Capital Trust Agency, Inc. Revenue, 6.38%, 5/1/53, Continuously Callable @100(a) ....... 250,000 261,131
Escambia County Health Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 3.00%, 8/15/50, Continuously Callable @100 ......................... 1,000,000 709,373
Florida Development Finance Corp. Revenue
4.00%, 7/1/55, Continuously Callable @100 ............................... 500,000 400,357
5.25%, 10/1/56, Continuously Callable @100(a) ............................. 500,000 481,597
Pinellas County Educational Facilities Authority Revenue, Series A, 4.00%, 6/1/46,
Continuously Callable @100(a) ......................................... 500,000 374,472
Seminole County IDA Revenue, Series A, 4.00%, 6/15/56, Continuously Callable @100(a) .. 705,000 553,994
2,780,924
Georgia (1.1%):
The Burke County Development Authority Revenue, Series 1, 2.35%, 7/1/49, Continuously
Callable @100(b) ................................................... 400,000 400,000
Indiana (4.1%):
Indiana Finance Authority Revenue
Series A, 4.13%, 12/1/26 ............................................. 1,000,000 1,006,601
Series A, 5.00%, 7/1/55, Continuously Callable @100 ......................... 500,000 463,788
1,470,389
Iowa (2.5%):
Iowa Finance Authority Revenue
Series A, 5.00%, 5/15/48, Continuously Callable @100 ........................ 500,000 489,456
Series A-1, 4.00%, 5/15/55, Continuously Callable @103 ...................... 500,000 403,825
893,281
Kentucky (1.4%):
Louisville/Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52,
Continuously Callable @100 ........................................... 500,000 488,247
Maryland (0.5%):
Maryland Economic Development Corp. Revenue, 4.25%, 7/1/50, Continuously Callable
@100 ........................................................... 200,000 173,870
Massachusetts (1.5%):
Massachusetts Development Finance Agency Revenue
4.00%, 10/1/32, Continuously Callable @103(a) ............................. 300,000 297,455
5.00%, 7/1/47, Continuously Callable @100 ............................... 250,000 247,122
544,577
Minnesota (0.8%):
City of Woodbury Revenue, 4.00%, 7/1/51, Continuously Callable @103 ............... 400,000 298,243
Missouri (1.3%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42,
Continuously Callable @100(a) ......................................... 500,000 441,483

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
New Hampshire (1.1%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable
@103 ........................................................... $ 500,000 $ 392,267
New Jersey (2.4%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 12/15/38(c) .......... 1,500,000 838,693
New Mexico (2.6%):
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/49,
Continuously Callable @102 ........................................... 500,000 461,607
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%,
5/1/40, Continuously Callable @103(a) ................................... 500,000 458,856
920,463
New York (14.5%):
Build NYC Resource Corp. Revenue
5.75%, 6/1/52, Continuously Callable @100(a) ............................. 250,000 254,705
5.75%, 6/1/62, Continuously Callable @100(a) ............................. 250,000 253,571
Series A, 4.00%, 6/15/51, Continuously Callable @100(a) ...................... 500,000 389,831
Series A, 5.00%, 6/15/51, Continuously Callable @100(a) ...................... 100,000 93,657
City of Dunkirk, GO, 7.50%, 7/24/25(a) ....................................... 500,000 501,271
Metropolitan Transportation Authority Revenue
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30)(d) ........................... 365,000 393,092
Series D-3, 4.00%, 11/15/49, Continuously Callable @100 ..................... 500,000 434,977
Monroe County Industrial Development Corp. Revenue, 5.00%, 12/1/46, Continuously
Callable @100 ..................................................... 600,000 600,093
New York State Dormitory Authority Revenue
6.00%, 7/1/40, Continuously Callable @100(a) ............................. 1,000,000 884,323
4.00%, 7/1/40, Continuously Callable @100 ............................... 200,000 179,188
Onondaga Civic Development Corp. Revenue, 5.00%, 10/1/40, Continuously Callable @100 . 250,000 214,690
Village of Sylvan Beach, GO, 5.75%, 1/15/26, Continuously Callable @100 ............. 500,000 500,502
Western Regional Off-Track Betting Corp. Revenue, 4.13%, 12/1/41, Continuously Callable
@100(a) ......................................................... 500,000 445,696
5,145,596
North Carolina (0.7%):
North Carolina Medical Care Commission Revenue, 5.00%, 10/1/50, Continuously Callable
@103 ........................................................... 250,000 243,224
North Dakota (2.8%):
City of Grand Forks Revenue, 5.00%, 12/1/36, Continuously Callable @100 ............ 1,000,000 975,025
Ohio (2.6%):
County of Hardin Revenue, 5.50%, 5/1/50, Continuously Callable @103 ............... 500,000 460,101
Northeast Ohio Medical University Revenue, Series A, 4.00%, 12/1/45, Continuously Callable
@100 ........................................................... 225,000 191,124
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable
@100 ........................................................... 250,000 259,669
910,894
Oregon (2.2%):
Clackamas County Hospital Facility Authority Revenue
Series A, 5.00%, 11/15/52, Continuously Callable @102 ....................... 500,000 466,166
Series A, 5.38%, 11/15/55, Continuously Callable @102 ....................... 100,000 98,029
Yamhill County Hospital Authority Revenue, Series A, 5.00%, 11/15/51, Continuously Callable
@103 ........................................................... 250,000 218,509
782,704
Pennsylvania (2.8%):
Bucks County IDA Revenue, 5.00%, 7/1/54, Continuously Callable @100 .............. 500,000 472,082
Chester County IDA Revenue, 6.00%, 10/15/52, Continuously Callable @100(a) ......... 500,000 506,315
978,397
South Carolina (5.4%):
County of Lancaster Special Assessment, Series A, 5.00%, 12/1/37, Continuously Callable
@100 ........................................................... 1,675,000 1,660,608
County of Richland Special Assessment, 3.63%, 11/1/31, Continuously Callable @103(a) ... 290,000 252,311
1,912,919
Texas (4.2%):
City of Houston Texas Airport System Revenue AMT, 4.00%, 7/15/41, Continuously Callable
@100 ........................................................... 750,000 680,606

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Port of Port Arthur Navigation District Revenue
Series B, 2.45%, 4/1/40, Continuously Callable @100(b) ...................... $ 200,000 $ 200,000
Series C, 2.50%, 4/1/40, Continuously Callable @100(b) ...................... 600,000 600,000
1,480,606
Utah (6.1%):
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/41, Continuously Callable @103 ....................... 250,000 223,841
Series A-1, 4.00%, 6/1/52, Continuously Callable @103 ....................... 250,000 200,978
Utah Charter School Finance Authority Revenue
2.75%, 4/15/50, Continuously Callable @100 ............................... 525,000 328,167
Series A, 5.63%, 6/15/42, Continuously Callable @100(a) ...................... 250,000 250,881
Utah Infrastructure Agency Revenue, Series A, 5.38%, 10/15/40, Continuously Callable @100 1,150,000 1,168,360
2,172,227
Vermont (4.4%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable
@103 ........................................................... 500,000 433,587
Vermont Educational & Health Buildings Financing Agency Revenue
5.00%, 10/15/46, Continuously Callable @100 .............................. 750,000 685,810
6.00%, 10/1/52, Continuously Callable @100(a) ............................. 500,000 455,204
1,574,601
West Virginia (3.4%):
Monongalia County Commission Excise Tax District Revenue, Series A, 5.75%, 6/1/43,
Continuously Callable @100(a) ......................................... 1,000,000 1,015,270
West Virginia Economic Development Authority Revenue AMT, 5.45%, 1/1/55, (Put Date
3/27/35)(a)(d) ..................................................... 200,000 203,793
1,219,063
Wisconsin (8.8%):
Public Finance Authority Revenue
4.00%, 4/1/52, Continuously Callable @100(a) ............................. 500,000 407,915
Series A, 4.25%, 12/1/51, Continuously Callable @100(a) ...................... 500,000 402,190
Series A, 5.88%, 6/1/52, Continuously Callable @100(a) ....................... 250,000 253,997
Series A, 5.25%, 3/1/55, Continuously Callable @100(a) ....................... 500,000 458,029
Series A, 5.00%, 7/1/55, Continuously Callable @100(a) ....................... 500,000 432,301
Series A-1, 4.00%, 7/1/51, Continuously Callable @100(a) ..................... 500,000 410,846
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/47, Continuously Callable @103 ............................... 500,000 419,049
4.00%, 12/1/51, Continuously Callable @100 ............................... 500,000 347,641
3,131,968
Total Municipal Bonds (Cost $38,439,459) 33,908,169
Shares
Exchange-Traded Funds (2.9%)
VanEck High Yield Muni ETF .............................................. 20,000 1,023,600
Total Exchange-Traded Funds (Cost $1,047,600) 1,023,600
Total Investments (Cost $39,487,059) — 98.4% 34,931,769
Other assets in excess of liabilities — 1.6% 579,722
NET ASSETS - 100.00% $ 35,511,491
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$13,536,424 and amounted to 38.1% of net assets.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c) Zero-coupon bond.
(d) Put Bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETF
—
Exchange-Traded Fund
GO
—
General Obligation
IDA
—
Industrial Development Authority

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Security Description Principal Amount . Value
Collateralized Loan Obligations (1.1%)
Cash Flow CLO (1.1%):
CIFC Funding 2020-IV Ltd., Series 2024-4A, Class DR, 7.23% (TSFR3M+280bps), 1/15/40,
Callable 1/15/27 @ 100(a)(b) .......................................... $ 1,375,000 $ 1,367,025
Clover CLO LLC, Series 2021-2A, Class E, 11.05% (TSFR3M+676bps), 7/20/34, Callable
4/20/25 @ 100(a)(b) ................................................. 1,000,000 978,700
Magnetite XXX Ltd., Series 2021-30A, Class D2R, 8.79% (TSFR3M+400bps), 10/25/37,
Callable 10/25/26 @ 100(a)(b) ......................................... 1,375,000 1,386,550
Magnetite XXXIX Ltd., Series 2023-39A, Class E2R, 9.55% (TSFR3M+525bps), 1/25/37,
Callable 1/25/26 @ 100(a)(b) .......................................... 1,000,000 981,800
4,714,075
Total Collateralized Loan Obligations (Cost $4,834,208) 4,714,075
Shares
Common Stocks (1.6%)
Communication Services (0.6%):
Entercom Media Corp.(c) ................................................. 147,854 2,439,591
Consumer Discretionary (0.1%):
Jo-Ann Stores LLC(c) ................................................... 38,650 387
Men's Wearhouse, Inc.(c) ................................................. 32,607 559,764
560,151
Health Care (0.9%):
Air Methods Corp.(c) .................................................... 79,744 3,934,011
Covis Parent SCA, Class A Shares(c)(d) ....................................... 10,030 —
Covis Parent SCA, Class B Shares(c)(d) ....................................... 10,030 —
Covis Parent SCA, Class C Shares(c)(d) ....................................... 10,030 —
Covis Parent SCA, Class D Shares(c)(d) ...................................... 10,030 —
Covis Parent SCA, Class E Shares(c)(d) ....................................... 10,030 —
Rising Tide Holdings, Inc.(c) .............................................. 241,726 24,172
3,958,183
Total Common Stocks (Cost $5,022,479) 6,957,925
Principal Amount
Senior Secured Loans (79.7%)
Communication Services (7.0%):
Audacy Capital LLC, Tranche A Term Loan, First Lien, 11.32% (SOFR01M+700bps),
9/29/28(a) ........................................................ 460,834 463,138
Audacy Capital LLC, Tranche B Term Loan, First Lien, 10.32% (SOFR01M+600bps),
9/28/29(a)(e) ...................................................... 3,872,919 3,295,854
CSC Holdings LLC, Term Loan 2022, First Lien, 8.82% (SOFR01M+450bps), 1/18/28(a) ... 3,865,217 3,731,558
Cumulus Media New Holdings, Inc., Incremental Term Loan Facility, First Lien, 9.30%
(SOFR03M+500bps), 5/2/29(a) ......................................... 14,406,317 5,204,282
Frontier Communications Holdings LLC, Initial Term Loans, First Lien, 6.79%
(SOFR06M+250bps), 7/1/31(a) ......................................... 3,291,750 3,283,521
Gray Television, Inc., Term D Loan, First Lien, 7.32% (SOFR01M+300bps), 12/1/28(a) .... 4,946,835 4,521,704
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, First Lien, 10.09%
(SOFR01M+578bps), 5/1/29(a) ......................................... 3,780,061 3,064,987
Ziggo Financing Partnership, Term Loan I Facility, First Lien, 6.82% (SOFR01M+250bps),
4/28/28(a) ........................................................ 6,000,000 5,841,120
29,406,164
Consumer Discretionary (17.6%):
19th Holdings Golf LLC, Initial Term Loans, First Lien, 7.56% (SOFR01M+325bps), 2/7/29(a) 2,202,109 2,144,304
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, First Lien, 6.56%
(SOFR03M+225bps), 2/6/30(a) ......................................... 4,803,497 4,767,470
Carnival Corp., 2025 Repricing Advance, First Lien, 6.32% (SOFR01M+200bps), 10/18/28(a) 4,606,630 4,596,542
Carnival Corp., 2025 Repricing Advance, First Lien, 6.32% (SOFR01M+200bps), 8/9/27(a) . 454,189 452,940
Cengage Learning, Inc., 2024 Refinancing Term Loan, First Lien, 7.83% (SOFR03M+350bps),
3/24/31(a) ........................................................ 2,504,774 2,481,655
Cengage Learning, Inc., 2024 Refinancing Term Loan, First Lien, 7.82% (SOFR01M+350bps),
3/24/31(a) ........................................................ 1,455,301 1,441,868
Entain PLC, Facility B (USD) Loan, First Lien, 6.80% (SOFR03M+250bps), 3/29/27(a) .... 1,920,272 1,919,580
Fitness International LLC, Term B Loan, First Lien, 9.57% (SOFR01M+525bps), 2/12/29(a) . 4,455,000 4,503,738
Fleet Midco I Ltd., Term Loan B2, First Lien, 7.06% (SOFR06M+275bps), 2/10/31(a) ..... 2,728,788 2,718,555

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Flutter Financing B.V., Refinancing Term B Loan, First Lien, 6.08% (SOFR03M+175bps),
11/29/30(a) ....................................................... $ 4,937,500 $ 4,904,863
Graham Packaging Co., Inc., Initial Term Loan, First Lien, 6.82% (SOFR01M+250bps),
8/4/27(a) ......................................................... 2,382,145 2,377,571
Hanesbrands, Inc., Initial Trance B Term Loan, First Lien, 7.06% (SOFR01M+275bps),
3/8/32(a) ......................................................... 1,362,120 1,358,142
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loans, First Lien, 6.32%
(SOFR01M+200bps), 1/17/31(a) ........................................ 1,435,000 1,423,118
Holley Purchaser, Inc., Initial Term Loan, First Lien, 8.07% (SOFR01M+375bps), 11/20/28(a) 4,098,840 3,926,361
Houghton Mifflin Harcourt Co., Term B Loans, First Lien, 9.57% (SOFR01M+525bps),
4/9/29(a) ......................................................... 3,294,557 3,251,332
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien, 7.55% (SOFR03M+325bps),
1/19/32(a) ........................................................ 6,141,605 5,851,414
LBM Acquisition LLC, Initial Term Loan, First Lien, 8.07% (SOFR01M+375bps), 12/20/27(a) 4,564,303 4,456,950
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loans, First Lien, 6.57%
(SOFR01M+225bps), 4/1/31(a) ......................................... 4,962,500 4,950,094
McGraw-Hill Education, Inc., 2024 Term Loans, First Lien, 7.55% (SOFR03M+325bps),
8/6/31(a) ......................................................... 4,030,807 4,020,730
MITER Brands Acquisition Holdco, Inc., 2024 Incremental Term Loans, First Lien, 7.32%
(SOFR01M+300bps), 3/28/31(a) ........................................ 744,375 729,800
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 7.58%
(SOFR03M+325bps), 3/6/28(a) ......................................... 3,376,537 3,068,428
The Michaels Cos., Inc., Term B Loans, First Lien, 8.58% (SOFR03M+425bps), 4/17/28(a) .. 3,616,988 2,671,652
Travel + Leisure Co., Term Loan B, First Lien, 6.82% (SOFR01M+250bps), 12/14/29(a) .... 2,178,041 2,167,826
Virgin Media Bristol LLC, N Facility, First Lien, 6.82% (SOFR01M+250bps), 1/31/28(a) ... 5,000,000 4,857,700
75,042,633
Consumer Staples (2.1%):
B&G Foods, Inc., Tranche B-5 Term Loans, First Lien, 7.82% (SOFR01M+350bps),
10/10/29(a) ....................................................... 6,417,097 6,291,964
First Brands Group LLC, 2021 Term Loans, First Lien, 9.29% (SOFR03M+500bps), 3/30/27(a) 2,271,804 2,104,259
Goat Holdco LLC, Term Loan B, First Lien, 7.32% (SOFR01M+300bps), 1/27/32(a) ...... 637,000 632,223
9,028,446
Energy (3.5%):
Ai Aqua Merger Sub, Inc., 2025 Refinancing Term B Loans, First Lien, 7.32%
(SOFR01M+300bps), 7/31/28(a) ........................................ 998,608 988,352
Constellation Renewables LLC, Term Loans, First Lien, 6.56% (SOFR03M+225bps),
12/15/27(a) ....................................................... 2,897,403 2,891,057
Delek U.S. Holdings, Inc., Initial Term Loan, First Lien, 7.92% (SOFR01M+350bps),
11/19/29(a) ....................................................... 3,825,849 3,787,055
NorthRiver Midstream Finance LP, Initial Term B, First Lien, 6.56% (SOFR03M+225bps),
8/16/30(a) ........................................................ 3,029,141 3,011,481
Traverse Midstream Partners LLC, Advance, First Lien, 7.29% (SOFR03M+300bps),
2/16/28(a) ........................................................ 4,061,234 4,052,787
14,730,732
Financials (8.2%):
ACProducts, Inc., Initial Term Loans, First Lien, 8.58% (SOFR03M+425bps), 5/17/28(a) ... 4,190,295 2,741,165
Allspring Buyer LLC, Term Loan B, First Lien, 7.38% (SOFR03M+300bps), 11/1/30(a) .... 980,000 978,167
Arsenal AIC Parent LLC, 2024 Refinancing Term B Loans, First Lien, 7.07%
(SOFR03M+275bps), 8/19/30(a) ........................................ 4,432,865 4,394,077
BW NHHC Holdco, Inc., Term Loan Lien 2, Second Lien, 13.33% (SOFR03M+900bps),
5/15/26(a) ........................................................ 3,000,000 600,000
Chariot Buyer LLC, Initial Term Loans, First Lien, 7.57% (SOFR01M+325bps), 11/3/28(a) .. 4,774,088 4,725,345
Clydesdale Acquisition Holdings, Inc., Term B Loans, First Lien, 7.50% (SOFR01M+318bps),
4/13/29(a) ........................................................ 2,396,975 2,384,727
Fugue Finance LLC, Term Loan, First Lien, 7.50% (SOFR06M+325bps), 1/9/32(a) ........ 1,000,000 997,810
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, First Lien, 6.30% (SOFR03M+200bps),
10/4/30(a) ........................................................ 2,958,033 2,941,409
Gloves Buyer, Inc., Term Loan, First Lien, 1/17/32(f) ............................. 1,218,000 1,169,280
Neptune BidCo US, Inc., Dollar Term B Loan, First Lien, 9.29% (SOFR03M+500bps),
4/11/29(a) ........................................................ 6,005,275 5,158,892
Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien, 8.50% (SOFR06M+425bps),
4/30/29(a) ........................................................ 6,319,855 5,895,540

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Sedgwick Claims Management Services, Inc., 2024 Term Loans, First Lien, 7.31%
(SOFR03M+300bps), 7/31/31(a) ........................................ $ 2,658,338 $ 2,648,369
34,634,781
Health Care (16.0%):
Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien, 9.82% (SOFR01M+550bps),
5/4/28(a) ......................................................... 6,451,570 6,554,408
Bausch Health Cos., Inc., Second Amendment Term Loan, First Lien, 9.57%
(SOFR01M+525bps), 2/1/27(a) ......................................... 5,641,696 5,632,218
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien, 10.83% (SOFR03M+650bps),
2/18/27(a) ........................................................ 9,274,548 3,678,935
Embecta Corp., Initial Term Loan, First Lien, 7.31% (SOFR03M+300bps), 4/2/29(a) ...... 4,510,134 4,497,551
Global Medical Response, Inc., 2024 Extented Term Loan, First Lien, 9.79%
(SOFR03M+550bps), 10/2/28(a) ........................................ 5,861,236 5,853,088
Knight Health Holdings LLC, Term B Loans, First Lien, 9.57% (SOFR01M+525bps),
12/26/28(a) ....................................................... 22,728,384 11,705,118
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, First Lien, 8.05% (SOFR03M+375bps),
5/19/31(a) ........................................................ 4,931,405 4,775,227
LifeScan Global Corporation, Initial Term Loan, First Lien, 10.82% (SOFR03M+650bps),
12/31/26(a) ....................................................... 9,129,466 5,751,563
LifeScan Global Corporation, Term Loan, Second Lien, 13.82% (SOFR03M+950bps),
3/31/27(a) ........................................................ 3,750,000 375,000
Perrigo Investments LLC, 2024 Refinancing Term B Loan, First Lien, 6.32%
(SOFR01M+200bps), 4/20/29(a) ........................................ 3,003,889 2,992,624
Radiology Partners, Inc., Term B Loans, First Lien, 7.83% (SOFR03M+350bps), 7/9/25(a) .. 6,416,341 6,172,713
Rising Tide Holdings, Inc., Tranche B Term Loan, First Lien, 6/13/28(f) ................ 3,622,534 3,604,422
Surgery Center Holdings, Inc., 2024 Refinancing Term Loans, First Lien, 7.07%
(SOFR01M+275bps), 12/19/30(a) ....................................... 1,984,962 1,981,052
Team Health Holdings, Inc., Facility Extended Trem Loan, First Lien, 9.54%
(SOFR03M+525bps), 3/2/27(a) ......................................... 3,869,935 3,762,196
67,336,115
Industrials (15.5%):
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 4/20/28(f) ................. 5,292,031 5,396,231
Arches Buyer, Inc., Refinancing Term Loan, First Lien, 7.57% (SOFR01M+325bps),
12/6/27(a) ........................................................ 1,974,227 1,930,123
AZZ, Inc., Initial Term Loan, First Lien, 6.82% (SOFR01M+250bps), 5/14/29(a) ......... 3,650,250 3,651,163
Chart Industries, Inc., Amendment  No. 7 Term Loan, First Lien, 6.81% (SOFR03M+250bps),
3/18/30(a) ........................................................ 2,432,301 2,429,261
Core & Main LP, Term Loan B, First Lien, 6.27% (SOFR06M+200bps), 2/10/31(a) ........ 4,207,580 4,186,542
Cornerstone Building Brands, Inc., Tranche B Term Loan, First Lien, 7.57%
(SOFR01M+325bps), 4/12/28(a) ........................................ 3,357,229 2,809,363
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.04%
(SOFR03M+375bps), 10/20/27(a) ....................................... 3,753,165 3,786,493
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien, 6.07% (SOFR01M+175bps),
6/4/31(a) ......................................................... 6,965,000 6,888,594
Harsco Corp., Term B-3 Loans, First Lien, 6.57% (SOFR01M+225bps), 3/10/28(a) ........ 3,873,415 3,800,789
Hertz Corp., Initial Term B Loans, First Lien, 7.82% (SOFR01M+350bps), 6/30/28(a) ...... 2,054,650 1,576,944
Hertz Corp., Initial Term C Loan, First Lien, 7.82% (SOFR01M+350bps), 6/30/28(a) ...... 404,813 310,694
Innio North America Holding, Inc., Term Loan B, First Lien, 6.81% (SOFR03M+250bps),
11/6/28(a) ........................................................ 3,629,082 3,624,545
Janus International Group LLC, Term Loan B, First Lien, 6.79% (SOFR03M+250bps),
8/5/30(a) ......................................................... 3,555,200 3,537,424
LS Group OpCo. Acquistion LLC, Term Loan B, First Lien, 6.82% (SOFR01M+250bps),
4/23/31(a) ........................................................ 490,094 486,114
LS Group OpCo. Acquistion LLC, Term Loan B, First Lien, 6.81% (SOFR03M+250bps),
4/23/31(a) ........................................................ 4,186,406 4,152,413
Madison IAQ LLC, Initial Term Loans, First Lien, 6.76% (SOFR06M+250bps), 6/21/28(a) .. 2,995,334 2,956,844
Rising Tide Holdings, Inc., Term Loan A, First Lien, 6/13/28(f) ...................... 1,361,022 1,354,217
The Dun & Bradstreet Corp., 2022 Incremental Term B-2 Loan, First Lien, 6.57%
(SOFR01M+225bps), 1/18/29(a) ........................................ 2,465,050 2,458,493
Vestis Corp., Term B-1 Loan, First Lien, 6.58% (SOFR03M+225bps), 2/24/31(a) ......... 2,493,750 2,481,281
WestJet Loyalty LP, Initial Term Loan, First Lien, 7.58% (SOFR03M+325bps), 2/14/31(a) .. 4,950,000 4,755,713
WireCo WorldGroup, Inc., Term Loan B, First Lien, 8.04% (SOFR03M+375bps), 11/13/28(a) 3,747,620 3,335,382
65,908,623

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Information Technology (3.6%):
Central Parent LLC, 2024 Refinancing Term Loan, First Lien, 7.58% (SOFR03M+325bps),
7/6/29(a) ......................................................... $ 995,000 $ 851,471
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, First Lien, 7.83%
(SOFR03M+350bps), 3/29/29(a) ........................................ 4,902,228 4,852,078
McAfee Corp.,Term Loan B, First Lien, 7.32% (SOFR01M+300bps), 3/1/29(a) .......... 2,967,461 2,827,249
MH SUB I LLC, Term Loan, First Lien, 8.57% (SOFR01M+425bps), 5/3/28(a) .......... 2,357,986 2,229,783
MH SUB I LLC, Term Loan, First Lien, 8.57% (SOFR01M+425bps), 12/31/31(a) ........ 1,595,863 1,459,768
Project Alpha Intermediate Holding, Inc., Term Loan B, First Lien, 10/28/30(f) ........... 1,000,000 997,080
Proofpoint, Inc., Term Loan, First Lien, 7.32% (SOFR01M+300bps), 8/31/28(a) .......... 2,221,818 2,212,797
15,430,226
Materials (5.4%):
Anchor Packaging LLC, Term Loan, First Lien, 7.57% (SOFR01M+325bps), 7/18/29(a) .... 4,727,128 4,720,227
Bakelite US Holdco, Inc., Term Loan B, First Lien, 8.09% (SOFR03M+375bps), 12/23/31(a) 3,969,882 3,916,964
Ineos U.S. Finance LLC, 2030 Dollar Term Loans, First Lien, 7.57% (SOFR01M+325bps),
2/19/30(a) ........................................................ 3,895,433 3,734,746
Light & Wonder International, Inc., Term B-2 Loans, First Lien, 6.57% (SOFR01M+225bps),
4/16/29(a) ........................................................ 4,840,786 4,821,859
White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien, 7.57%
(SOFR01M+325bps), 10/31/29(a) ....................................... 6,145,642 5,948,121
23,141,917
Real Estate (0.8%):
RealPage, Inc., Initial Term Loan, First Lien, 7.33% (SOFR03M+300bps), 4/24/28(a) ...... 3,395,865 3,347,066
Total Senior Secured Loans (Cost $375,917,645) 338,006,703
Corporate Bonds (6.1%)
Communication Services (2.0%):
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32, Callable 2/1/27 @ 102.38(b) 1,260,000 1,118,758
Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30, Callable 10/1/26 @ 103.94(b) ....... 1,560,000 1,530,667
CSC Holdings LLC, 11.75%, 1/31/29, Callable 1/31/26 @ 105.88(b) .................. 1,000,000 969,372
Cumulus Media New Holdings, Inc., 8.00%, 7/1/29, Callable 5/4/25 @ 100(b) ........... 2,315,000 807,401
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 5/4/25 @ 102.75(b) ............. 3,050,000 2,267,065
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31, Callable
10/1/27 @ 104.13(b) ................................................ 1,700,000 1,732,113
8,425,376
Consumer Discretionary (0.4%):
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30, Callable 5/4/25
@ 103.31(b) ...................................................... 2,000,000 1,885,741
Energy (0.6%):
Alpha Generation LLC, 6.75%, 10/15/32, Callable 10/15/27 @ 103.38(b) ............... 1,000,000 1,000,693
CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33, Callable 12/15/28 @
103.75(b) ........................................................ 1,500,000 1,579,806
2,580,499
Financials (0.6%):
Olympus Water US Holding Corp., 9.75%, 11/15/28, Callable 6/1/25 @ 104.88(b) ........ 1,000,000 1,039,260
Stagwell Global LLC, 5.63%, 8/15/29, Callable 5/4/25 @ 102.81(b) ................... 1,500,000 1,428,424
2,467,684
Health Care (0.6%):
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 5/4/25 @ 103.06(b) ....... 1,000,000 596,213
Owens & Minor, Inc., 6.63%, 4/1/30, Callable 5/4/25 @ 103.31(b) .................... 1,000,000 875,396
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 5/15/26 @ 104.88(b) .......... 1,140,000 1,136,422
2,608,031
Information Technology (0.7%):
Cloud Software Group, Inc., 6.50%, 3/31/29, Callable 9/30/25 @ 103.25(b) ............. 1,500,000 1,458,318
EquipmentShare.com, Inc., 8.00%, 3/15/33, Callable 9/15/27 @ 104(b) ................ 1,455,000 1,465,611
2,923,929
Materials (0.8%):
Allied Universal Holdco LLC, 7.88%, 2/15/31, Callable 2/15/27 @ 103.94(b) ............ 1,000,000 1,013,525
Methanex US Operations, Inc., 6.25%, 3/15/32, Callable 9/15/31 @ 100(b) ............. 1,000,000 974,423

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Tronox, Inc., 4.63%, 3/15/29, Callable 5/4/25 @ 101.16(b) ......................... $ 1,500,000 $ 1,280,135
3,268,083
Real Estate (0.2%):
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28, Callable
9/15/25 @ 105.25(b) ................................................ 956,000 1,016,126
Utilities (0.2%):
Clearway Energy Operating LLC, 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(b) ......... 1,000,000 879,774
Total Corporate Bonds (Cost $29,378,009) 26,055,243
Yankee Dollars (1.3%)
Financials (0.7%):
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/1/30, Callable 10/1/26 @
104.25(b) ........................................................ 1,250,000 1,284,951
GGAM Finance Ltd., 8.00%, 6/15/28, Callable 12/15/27 @ 100(b) ................... 1,500,000 1,577,159
2,862,110
Health Care (0.4%):
Bausch Health Cos., Inc., 6.13%, 2/1/27, Callable 4/8/25 @ 101.53(b) ................. 1,800,000 1,824,781
Materials (0.2%):
First Quantum Minerals Ltd., 8.63%, 6/1/31, Callable 6/1/26 @ 104.31(b) .............. 1,000,000 1,023,149
Total Yankee Dollars (Cost $5,285,087) 5,710,040
Commercial Paper (1.7%)
Information Technology (1.0%):
Jabil, Inc., 5.13%, 4/1/25(b)(g) ............................................. 4,000,000 3,999,430
Materials (0.7%):
FMC Corp., 5.05%, 4/1/25(b)(g) ............................................ 3,000,000 2,999,579
Total Commercial Paper (Cost $7,000,000) 6,999,009
Shares
Exchange-Traded Funds (3.9%)
Invesco Senior Loan ETF ................................................. 400,000 8,280,000
SPDR Blackstone Senior Loan ETF .......................................... 200,000 8,226,000
Total Exchange-Traded Funds (Cost $16,825,199) 16,506,000
Total Investments (Cost $444,262,627) — 95.4% 404,948,995
Other assets in excess of liabilities — 4.6% 19,310,960
NET ASSETS - 100.00% $ 424,259,955
At March 31, 2025, the Fund's investments in foreign securities were 9.7% of net assets.
(a) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2025.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$43,478,367 and amounted to 10.2% of net assets.
(c) Non-income producing security.
(d) Security was fair valued using significant unobservable inputs as of March 31, 2025.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) Rate represents the effective yield at March 31, 2025.

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
ETF
—
Exchange-Traded Fund
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of March 31, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of March 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2025.